Vanguard® California Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.2%)
California (98.2%)
[1]	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue (California Alumni Association Project) VRDO	2.150%	9/4/2025	2,245	2,245
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2025	505	505
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2026	185	185
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2028	320	321
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2029	270	271
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2030	315	316
[2]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2030	1,530	1,606
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2031	260	260
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2032	520	520
[3,4]	ABC Unified School District GO	0.000%	8/1/2034	4,600	3,335
	ABC Unified School District GO	3.000%	8/1/2040	3,610	2,963
	Acalanes Union High School District GO	6.350%	8/1/2039	15,000	16,493
	Acalanes Union High School District GO	6.550%	8/1/2039	13,115	14,515
[5]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2027	750	753
[5]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2028	1,000	1,004
[5]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2030	1,680	1,686
[5]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2031	1,640	1,646
[5]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2032	3,000	3,011
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	1,000	1,042
[2]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/2034	1,225	1,148
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	16,135	16,383
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2035	16,235	10,977
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/2035	2,750	2,747
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	20,580	20,863
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	3,660	3,719
[2]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/2036	265	240
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	13,845	14,013
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	1,330	1,349
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	5,110	5,167
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	1,250	1,266
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2036	370	292
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2037	4,425	3,364
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2038	6,550	4,754
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2039	6,890	4,822
	Alameda County CA Unified School District GO	4.000%	8/1/2029	350	360
	Alameda County CA Unified School District GO	4.000%	8/1/2030	520	533
	Alameda County CA Unified School District GO	4.000%	8/1/2031	480	491
	Alameda County CA Unified School District GO	4.000%	8/1/2032	710	724
	Alameda County CA Unified School District GO	4.000%	8/1/2033	500	508
[2]	Alameda County CA Unified School District GO	0.000%	8/1/2034	5,000	3,673
[2]	Alameda County CA Unified School District GO	0.000%	8/1/2035	10,000	7,000
	Alameda County CA Unified School District GO	3.000%	8/1/2038	1,000	869
	Alameda County CA Unified School District GO	3.000%	8/1/2042	385	300
	Alameda County CA Unified School District GO	5.000%	8/1/2042	5,000	5,084
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2027	1,965	2,065
	Alameda County Oakland Unified School District GO	5.000%	8/1/2028	2,940	3,083
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2028	1,210	1,270
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2029	2,060	2,159
	Alameda County Oakland Unified School District GO	5.000%	8/1/2030	1,800	1,880
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2030	2,030	2,122
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2031	5,250	5,468
[2]	Alameda County Oakland Unified School District GO	4.000%	8/1/2034	3,500	3,523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Alameda County Oakland Unified School District GO	4.000%	8/1/2036	4,295	4,299
	Alameda County Oakland Unified School District GO	5.000%	8/1/2036	1,135	1,159
[2]	Alameda County Oakland Unified School District GO	4.000%	8/1/2037	3,465	3,437
[5]	Alameda County Oakland Unified School District GO	4.000%	8/1/2037	1,565	1,588
[2]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	13,250	10,968
[5]	Alameda County Oakland Unified School District GO	4.000%	8/1/2040	4,280	4,197
[5]	Alameda County Oakland Unified School District GO	4.000%	8/1/2041	4,645	4,490
[2]	Alameda County Oakland Unified School District GO	5.250%	8/1/2043	5,305	5,618
[2]	Alhambra Unified School District GO	0.000%	8/1/2033	1,000	767
[2]	Alhambra Unified School District GO	0.000%	8/1/2036	2,500	1,651
[2]	Alhambra Unified School District GO	0.000%	8/1/2037	11,000	6,802
[2]	Alhambra Unified School District GO	0.000%	8/1/2042	1,000	456
	Alum Rock Union Elementary School District GO	4.000%	8/1/2042	1,000	946
[2]	Alvord Unified School District GO	5.000%	8/1/2027	1,300	1,366
[2]	Alvord Unified School District GO	5.000%	8/1/2028	1,375	1,480
[2]	Alvord Unified School District GO	5.000%	8/1/2030	1,950	2,089
[2]	Alvord Unified School District GO	5.000%	8/1/2031	1,750	1,866
[2]	Alvord Unified School District GO	5.000%	8/1/2032	1,405	1,492
[2]	Alvord Unified School District GO	0.000%	8/1/2043	3,595	1,521
[4]	Anaheim CA City School District GO	0.000%	8/1/2026	8,940	8,732
[4]	Anaheim CA City School District GO	0.000%	8/1/2027	11,075	10,534
[2,4]	Anaheim CA City School District GO	0.000%	8/1/2029	4,190	3,765
[6]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2032	1,100	1,215
[6]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2033	505	554
[6]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2033	250	274
[6]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2034	425	461
[6]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2034	500	543
[6]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2035	375	403
[6]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2037	525	554
[6]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2038	900	943
[6]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2039	1,300	1,352
[6]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2040	500	517
[6]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2041	1,525	1,567
[6]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2041	1,900	1,952
[6]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2042	1,550	1,583
[6]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2042	2,000	2,042
[6]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2043	1,700	1,728
[6]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2043	2,080	2,114
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	1,750	1,843
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	1,305	1,370
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	2,000	2,094
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	1,750	1,826
[1]	Anaheim Housing & Public Improvements Authority Water Revenue (Water System Project) VRDO	3.600%	9/2/2025	19,000	19,000
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2027	1,000	1,049
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2028	1,820	1,943
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2029	1,320	1,434
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2030	6,070	5,248
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2032	2,070	2,217
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2034	5,500	3,971
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2034	2,000	2,070
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2035	6,500	6,706
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2036	15,500	15,936
[5]	Anaheim Union High School District GO	3.000%	8/1/2040	2,585	2,149
[6]	Antelope Valley Community College District GO	5.000%	8/1/2027	465	472
[6]	Antelope Valley Community College District GO	5.000%	8/1/2028	865	896
[6]	Antelope Valley Community College District GO	5.000%	8/1/2029	910	960
	Antelope Valley Community College District GO	0.000%	8/1/2030	1,000	872
[6]	Antelope Valley Community College District GO	5.000%	8/1/2030	955	1,021
	Antelope Valley Community College District GO	0.000%	8/1/2032	2,345	1,886
[6]	Antelope Valley Community College District GO	5.000%	8/1/2032	1,065	1,158
[6]	Antelope Valley Community College District GO	5.000%	8/1/2035	1,235	1,348
[6]	Antelope Valley Community College District GO	5.000%	8/1/2038	1,430	1,520
[6]	Antelope Valley Community College District GO	5.000%	8/1/2041	1,655	1,698
[6]	Antelope Valley Community College District GO	5.000%	8/1/2042	735	745
[6]	Antelope Valley Community College District GO	5.000%	8/1/2043	895	902
[6]	Antelope Valley Community College District GO	5.000%	8/1/2044	750	753
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2038	2,120	2,350
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2039	1,855	2,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2040	1,325	1,436
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2041	2,215	2,372
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2042	1,365	1,449
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2043	1,900	1,995
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2044	1,910	1,996
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2045	1,925	2,005
	Arcadia CA Unified School District GO	4.000%	8/1/2046	2,210	2,013
[2]	Azusa Unified School District GO	0.000%	7/1/2027	250	237
[7]	Bakersfield City School District GO, 5.800% coupon rate effective 5/1/33	0.000%	5/1/2042	6,925	5,135
	Baldwin Park Unified School District GO	4.000%	8/1/2028	85	89
	Baldwin Park Unified School District GO	4.000%	8/1/2029	100	104
	Baldwin Park Unified School District GO	4.000%	8/1/2030	100	104
	Baldwin Park Unified School District GO	4.000%	8/1/2031	150	154
	Baldwin Park Unified School District GO	4.000%	8/1/2033	100	102
	Baldwin Park Unified School District GO	3.000%	8/1/2035	200	187
	Baldwin Park Unified School District GO	3.000%	8/1/2036	200	182
	Baldwin Park Unified School District GO	3.000%	8/1/2037	320	285
	Baldwin Park Unified School District GO	3.000%	8/1/2038	335	291
	Baldwin Park Unified School District GO	3.000%	8/1/2039	450	381
	Baldwin Park Unified School District GO	3.000%	8/1/2040	450	369
[2]	Bass Lake Joint Elementary District GO	0.000%	8/1/2039	1,000	539
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	3,000	3,226
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	2,330	2,376
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	3,500	3,982
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2032	895	910
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2035	15,000	15,134
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2035	6,470	7,430
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/2036	2,885	2,766
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2036	6,250	7,085
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	3,440	3,629
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	3,705	3,879
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	3,175	3,306
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	2,250	2,335
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	2,000	2,068
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2026	31,250	31,206
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	9,845	9,851
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	60,160	58,601
[1]	Bay Area Toll Authority Highway Revenue VRDO	3.300%	9/2/2025	12,000	12,000
[1]	Bay Area Toll Authority Highway Revenue VRDO	3.400%	9/2/2025	9,000	9,000
[1]	Bay Area Toll Authority Highway Revenue VRDO	3.400%	9/2/2025	500	500
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.030%	4/1/2056	12,500	12,237
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	3.140%	4/1/2056	13,000	12,564
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.980%	4/1/2036	2,000	1,987
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/2027	2,000	2,117
	Beaumont CA Special Tax Revenue	5.000%	9/1/2039	400	410
	Beaumont CA Special Tax Revenue	5.000%	9/1/2044	650	652
[2]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.375%	9/1/2036	1,000	1,030
[2]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2041	2,275	2,446
[2]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	1,385	1,474
[2]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2043	2,750	2,898
[2]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2044	2,000	2,095
[2]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2045	3,910	4,074
[2]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2046	4,320	4,478
	Belmont-Redwood Shores CA School District GO	0.000%	8/1/2042	1,825	845
	Benicia Unified School District GO	3.000%	8/1/2036	2,075	1,896
	Benicia Unified School District GO	4.000%	8/1/2042	1,370	1,317
	Benicia Unified School District GO	4.000%	8/1/2043	1,950	1,851
	Benicia Unified School District GO	4.000%	8/1/2044	1,635	1,534
	Berkeley CA GO	3.000%	9/1/2036	610	564
	Beverly Hills CA Unified School District GO	0.000%	8/1/2030	500	444
	Beverly Hills CA Unified School District GO	3.250%	8/1/2042	2,000	1,683
	Beverly Hills CA Unified School District GO	3.000%	8/1/2044	2,200	1,701
[4]	Bonsall Unified School District GO	0.000%	8/1/2029	1,085	977
[4]	Bonsall Unified School District GO	0.000%	2/1/2031	575	490

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bonsall Unified School District GO	0.000%	8/1/2038	1,505	866
[9]	Brea Redevelopment Agency Tax Increment/Allocation Revenue	0.000%	8/1/2029	5,365	4,818
[9]	Brea Redevelopment Agency Tax Increment/Allocation Revenue	0.000%	8/1/2030	6,710	5,814
[2]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/2026	2,000	2,002
[2]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/2027	2,365	2,368
[2]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/2029	1,240	1,241
[2]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/2030	745	746
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/2041	1,290	1,331
	Burlingame School District GO	0.000%	8/1/2028	250	233
	Burlingame School District GO	0.000%	8/1/2029	500	454
	Burlingame School District GO	0.000%	8/1/2030	755	663
	Burlingame School District GO	3.000%	8/1/2036	175	162
	Burlingame School District GO	3.000%	8/1/2037	255	231
	Burlingame School District GO	3.000%	8/1/2038	175	154
	Burlingame School District GO	3.000%	8/1/2039	175	150
	Burlingame School District GO	3.000%	8/1/2040	235	194
	Burlingame School District GO	3.000%	8/1/2041	350	282
	California (Veterans Bond Program) GO	4.550%	12/1/2037	1,000	1,042
	California (Veterans Bond Program) GO	4.750%	12/1/2042	2,250	2,284
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2025	3,550	3,560
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2030	895	946
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2030	3,760	4,051
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2031	2,045	2,151
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2031	2,045	2,152
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2032	4,090	4,286
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2032	4,270	4,470
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2033	4,355	4,538
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2033	3,035	3,171
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2027	3,000	3,131
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	3,000	3,184
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	1,500	1,586
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2029	2,415	2,569
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2029	1,670	1,789
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2029	3,000	3,232
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2029	1,265	1,345
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2030	1,985	2,135
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	4,015	4,338
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	1,795	1,933
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	3,000	3,260
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2030	1,200	1,284
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2031	1,675	1,815
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2031	1,350	1,445
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2032	1,800	1,956
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2032	2,250	2,394
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	120,650	122,570
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	68,870	72,532
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	121,050	127,693
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	111,085	118,916
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	76,040	81,682
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	88,555	94,156
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	91,450	97,668
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	65,740	70,448
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	99,270	106,877
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	119,165	126,598
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	155,195	161,987
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	124,315	135,134
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	110,250	111,616
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	126,020	133,539
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	90,000	90,385
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	95,655	99,736
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	91,235	98,129
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	113,110	118,881
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	67,660	69,909
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	87,860	93,953
[1,10]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	3.750%	9/2/2025	1,165	1,165
[1,10]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	4.000%	9/2/2025	11,200	11,200
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2028	1,635	1,733
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2030	1,075	1,134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2032	875	915
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2033	960	1,000
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2034	800	830
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2036	1,600	1,648
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2038	1,500	1,533
[10]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2043	5,290	4,634
[10]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/2050	4,460	2,887
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2026	1,440	1,460
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2026	505	512
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2026	225	228
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2027	1,400	1,447
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2027	445	460
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2027	1,080	1,116
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2027	275	284
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	915	961
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	480	504
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	435	457
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	200	210
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,300	1,386
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2029	600	639
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	450	473
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,080	1,162
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	860	925
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	615	662
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2031	1,040	1,087
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2031	450	483
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2031	225	241
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,165	1,212
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	300	319
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	450	479
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,075	1,145
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2033	245	259
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2033	600	634
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2034	2,895	2,825
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2034	1,190	1,186
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2034	910	907
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2034	420	419
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2035	700	678
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2035	560	552
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2035	500	493
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,000	960
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,090	1,064
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2037	3,105	2,934
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2037	640	615
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2037	1,000	961
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2037	1,095	1,053
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2038	1,580	1,473
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2038	700	665
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2039	1,935	1,789
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2039	800	750
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2039	1,000	938
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2039	1,110	1,041
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2040	3,555	3,238
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2040	500	463
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2041	485	440
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2042	285	256
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	2,985	3,188
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/2027	1,130	1,203
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2026	595	595
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2026	1,960	2,008
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2027	970	971
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2027	200	202
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2027	2,050	2,131
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2028	300	324
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2028	1,175	1,176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2028	2,090	2,204
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2029	430	470
	California Educational Facilities Authority College & University Revenue	3.000%	10/1/2029	115	112
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2029	375	375
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2029	1,945	2,045
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2030	435	485
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2030	2,105	2,202
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2030	260	280
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2031	475	536
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2031	850	902
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2031	100	100
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2031	2,280	2,372
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2032	445	470
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2032	3,170	3,281
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	575	586
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	775	799
[4]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/2033	1,220	920
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2034	625	635
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2034	905	931
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2034	1,725	1,819
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2034	1,210	1,241
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2035	100	100
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2035	20,000	23,665
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2035	1,015	1,060
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2035	1,335	1,363
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2036	1,120	1,147
[4]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/2036	4,585	2,941
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2036	1,460	1,486
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2037	530	542
[4]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/2037	3,000	1,810
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2037	885	912
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2037	500	501
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2037	1,450	1,463
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2037	1,765	1,786
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2038	620	634
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2038	1,025	1,024
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/2039	2,955	3,332
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2040	1,130	1,147
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/2040	18,725	21,533
	California Educational Facilities Authority College & University Revenue	0.000%	7/1/2040	1,000	526
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	16,000	17,417
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2043	500	505
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/2043	1,040	1,081
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2044	7,270	6,924
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	1,250	1,339
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	5,000	5,685
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2035	18,000	20,877
	California Educational Facilities Authority College & University Revenue, ETM	5.000%	10/1/2025	5,125	5,135
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/2026	3,590	3,610
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/2026	3,350	3,368
[10]	California Educational Facilities Authority Revenue TOB VRDO	3.750%	9/2/2025	410	410
[10]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/2031	1,250	1,214
[10]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/2042	4,000	3,210
[10]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/2034	500	515
[10]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/2044	750	703
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.000%	11/1/2041	6,710	7,094
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.000%	11/1/2043	1,550	1,613
[10]	California Enterprise Development Authority Lease (Abatement) Revenue TOB VRDO	2.760%	9/4/2025	15,940	15,940
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2027	730	755
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2029	625	664
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2030	290	310
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2035	585	607
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2040	1,495	1,513
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2026	530	534
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2027	1,025	1,054

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2028	1,160	1,216
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2029	1,310	1,396
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2030	1,465	1,580
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2032	1,615	1,757
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2034	1,780	1,934
	California GO	5.000%	9/1/2025	25	25
	California GO	3.500%	8/1/2027	16,345	16,742
	California GO	5.000%	8/1/2027	6,540	6,901
	California GO	4.000%	9/1/2027	5,745	5,957
	California GO	5.000%	9/1/2027	3,000	3,170
	California GO	5.000%	10/1/2027	8,095	8,573
	California GO	5.000%	10/1/2027	1,000	1,059
	California GO	5.000%	10/1/2027	19,805	20,974
	California GO	5.000%	11/1/2027	5,175	5,492
	California GO	5.000%	11/1/2027	25,135	26,676
	California GO	5.000%	12/1/2027	12,240	13,019
	California GO	5.000%	4/1/2028	7,965	8,538
	California GO	5.000%	8/1/2028	15,355	16,166
	California GO	5.000%	8/1/2028	5,000	5,404
	California GO	5.000%	8/1/2028	10,790	11,663
	California GO	4.000%	9/1/2028	7,000	7,093
	California GO	4.000%	9/1/2028	5,805	6,111
	California GO	5.000%	9/1/2028	4,000	4,332
	California GO	5.000%	9/1/2028	15,000	16,247
	California GO	5.000%	10/1/2028	1,010	1,096
	California GO	5.000%	10/1/2028	15,000	16,278
	California GO	5.000%	10/1/2028	6,000	6,511
	California GO	5.000%	11/1/2028	4,165	4,528
	California GO	5.000%	11/1/2028	20,000	21,744
	California GO	5.000%	12/1/2028	7,750	8,442
	California GO	5.000%	3/1/2029	13,525	14,810
	California GO	5.000%	4/1/2029	5,125	5,622
	California GO	5.000%	4/1/2029	8,000	8,776
	California GO	5.000%	8/1/2029	12,200	13,478
	California GO	5.000%	9/1/2029	4,500	4,980
	California GO	5.000%	9/1/2029	15,000	16,601
	California GO	5.000%	10/1/2029	7,855	8,509
	California GO	5.000%	10/1/2029	5,000	5,542
	California GO	5.000%	10/1/2029	17,710	19,629
	California GO	5.000%	12/1/2029	3,500	3,891
	California GO	5.000%	3/1/2030	1,730	1,928
	California GO	5.000%	4/1/2030	6,240	6,965
	California GO	5.000%	4/1/2030	4,285	4,783
	California GO	5.000%	8/1/2030	9,420	9,889
	California GO	5.000%	9/1/2030	5,000	5,628
	California GO	5.000%	10/1/2030	3,325	3,659
	California GO	4.000%	11/1/2030	14,470	14,879
	California GO	5.000%	11/1/2030	11,835	12,488
	California GO	5.000%	4/1/2031	8,410	9,523
	California GO	5.000%	8/1/2031	4,000	4,544
	California GO	5.000%	8/1/2031	10,000	11,361
	California GO	5.000%	9/1/2031	8,015	9,113
	California GO	5.000%	9/1/2031	9,450	10,745
	California GO	5.000%	9/1/2031	3,250	3,695
	California GO	4.000%	11/1/2031	15,000	15,368
	California GO	5.000%	11/1/2031	1,705	1,791
	California GO	5.000%	11/1/2031	3,300	3,689
	California GO	5.000%	11/1/2031	4,000	4,471
	California GO	5.000%	11/1/2031	4,000	4,556
	California GO	5.000%	3/1/2032	1,000	1,098
	California GO	5.000%	3/1/2032	1,895	2,163
	California GO	5.000%	4/1/2032	1,980	2,262
	California GO	5.000%	4/1/2032	765	874
	California GO	5.000%	8/1/2032	16,565	18,981
[2]	California GO	5.250%	8/1/2032	21,200	24,250

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	9/1/2032	6,000	6,763
California GO	5.000%	9/1/2032	2,750	3,153
California GO	5.000%	9/1/2032	30,680	35,179
California GO	5.000%	10/1/2032	5,380	6,173
California GO	4.000%	11/1/2032	12,175	12,437
California GO	5.000%	11/1/2032	1,860	1,986
California GO	5.000%	3/1/2033	7,340	7,997
California GO	5.000%	3/1/2033	1,100	1,264
California GO	5.000%	4/1/2033	2,615	2,807
California GO	5.000%	4/1/2033	2,405	2,721
California GO	5.000%	4/1/2033	1,005	1,079
California GO	5.000%	8/1/2033	5,000	5,184
California GO	5.000%	8/1/2033	8,790	10,125
California GO	5.000%	8/1/2033	13,000	14,974
California GO	5.000%	9/1/2033	7,040	7,990
California GO	5.000%	9/1/2033	5,000	5,762
California GO	3.000%	10/1/2033	2,150	2,145
California GO	4.000%	10/1/2033	1,500	1,580
California GO	3.000%	11/1/2033	5,000	4,985
California GO	4.000%	11/1/2033	12,500	12,717
California GO	5.000%	3/1/2034	2,135	2,313
California GO	5.000%	3/1/2034	1,270	1,376
California GO	5.000%	8/1/2034	5,160	5,332
California GO	5.000%	8/1/2034	7,360	8,498
California GO	5.000%	9/1/2034	5,700	6,398
California GO	3.000%	10/1/2034	1,150	1,126
California GO	4.000%	10/1/2034	1,400	1,465
California GO	5.000%	10/1/2034	5,000	5,657
California GO	4.000%	11/1/2034	10,895	11,030
California GO	5.000%	11/1/2034	8,070	8,796
California GO	5.000%	12/1/2034	5,000	5,453
California GO	5.000%	3/1/2035	23,600	25,386
California GO	5.000%	3/1/2035	3,030	3,496
California GO	5.000%	4/1/2035	7,865	8,717
California GO	5.000%	4/1/2035	19,660	20,706
California GO	5.000%	8/1/2035	10,000	11,399
California GO	5.000%	9/1/2035	13,410	14,888
California GO	3.000%	10/1/2035	3,185	3,001
California GO	5.000%	10/1/2035	5,250	5,878
California GO	4.000%	11/1/2035	2,565	2,641
California GO	5.000%	11/1/2035	1,000	1,033
California GO	5.000%	11/1/2035	3,810	3,937
California GO	5.000%	11/1/2035	4,000	4,328
California GO	5.000%	12/1/2035	7,220	7,816
California GO	4.000%	3/1/2036	26,775	27,302
California GO	4.000%	3/1/2036	1,000	1,040
California GO	5.000%	3/1/2036	1,750	1,872
California GO	5.000%	3/1/2036	5,225	5,947
California GO	5.000%	8/1/2036	7,390	8,319
California GO	3.000%	9/1/2036	7,565	6,844
California GO	5.000%	9/1/2036	4,070	4,481
California GO	5.000%	9/1/2036	7,655	8,428
California GO	5.000%	9/1/2036	8,610	9,587
California GO	5.000%	9/1/2036	15,245	17,069
California GO	5.000%	9/1/2036	3,120	3,493
California GO	3.000%	10/1/2036	6,815	6,263
California GO	4.000%	10/1/2036	5,550	5,614
California GO	4.000%	10/1/2036	1,435	1,463
California GO	5.000%	10/1/2036	4,950	5,482
California GO	5.000%	11/1/2036	4,180	4,306
California GO	4.000%	3/1/2037	5,500	5,554
California GO	4.000%	3/1/2037	1,000	1,024
California GO	5.000%	8/1/2037	20,000	22,162
California GO	5.000%	9/1/2037	15,000	16,464
California GO	3.000%	10/1/2037	8,250	7,399
California GO	4.000%	10/1/2037	8,655	8,687
California GO	4.000%	10/1/2037	6,125	6,171
California GO	4.000%	10/1/2037	5,000	5,037
California GO	5.000%	10/1/2037	28,520	30,682
California GO	4.000%	11/1/2037	5,200	5,232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	11/1/2037	7,000	7,289
	California GO	5.000%	11/1/2037	10,050	10,339
	California GO	5.000%	11/1/2037	12,980	14,105
	California GO	4.000%	3/1/2038	19,120	19,195
	California GO	4.000%	3/1/2038	1,000	1,011
	California GO	5.000%	4/1/2038	1,235	1,288
	California GO	5.000%	9/1/2038	9,300	10,142
	California GO	5.000%	8/1/2039	22,435	24,471
	California GO	5.000%	9/1/2039	7,120	7,631
	California GO	4.000%	10/1/2039	14,145	13,965
	California GO	5.000%	10/1/2039	3,500	3,774
	California GO	5.000%	11/1/2039	13,090	13,518
	California GO	4.000%	3/1/2040	10,070	9,926
	California GO	3.000%	11/1/2040	2,350	1,956
	California GO	5.000%	9/1/2041	1,000	1,050
	California GO	5.000%	9/1/2041	9,000	9,644
	California GO	4.000%	10/1/2041	17,700	17,232
	California GO	3.000%	11/1/2041	6,375	5,162
	California GO	4.000%	4/1/2042	15	14
	California GO	5.000%	4/1/2042	4,725	4,804
	California GO	4.000%	9/1/2042	4,610	4,415
	California GO	5.000%	9/1/2042	40,035	41,999
	California GO	4.000%	10/1/2042	5,975	5,684
[11]	California GO	5.000%	10/1/2042	29,800	30,560
	California GO	5.000%	10/1/2042	21,485	22,742
	California GO	5.000%	3/1/2043	1,845	1,956
	California GO	4.000%	9/1/2043	7,150	6,761
	California GO	5.000%	9/1/2043	20,000	21,005
	California GO	5.000%	9/1/2043	15,485	16,338
	California GO	3.000%	12/1/2043	12,890	10,124
	California GO	5.000%	3/1/2044	7,230	7,618
	California GO	4.000%	8/1/2044	10,000	9,250
	California GO	5.000%	8/1/2044	4,500	4,729
	California GO	5.000%	9/1/2044	15,415	16,170
	California GO	4.350%	12/1/2044	5,450	5,236
	California GO	4.125%	3/1/2045	3,680	3,487
	California GO	5.000%	3/1/2045	4,505	4,726
	California GO	2.375%	10/1/2046	2,500	1,641
	California GO, Prere.	5.000%	4/1/2026	860	873
	California GO, Prere.	5.000%	8/1/2027	610	641
	California GO, Prere.	4.000%	3/1/2030	580	619
	California GO, Prere.	5.000%	3/1/2030	290	322
	California GO, Prere.	5.000%	3/1/2030	130	144
	California GO, Prere.	4.000%	11/1/2030	45	48
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2026	2,280	2,297
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	470	478
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,165	3,220
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/2026	450	449
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	2,700	2,705
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2027	5,210	5,235
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	275	288
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	570	594
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,275	3,442
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	340	341
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/2027	4,500	4,504
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,145	1,214
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2028	1,675	1,682
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	515	549
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,325	3,580
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,840	1,843
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	700	762
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	700	762
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	875	926
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	500	529
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	6,945	7,363
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	540	586
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/2029	650	646
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2029	1,000	1,071
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	850	944
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	165	174

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	500	536
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	1,520	1,573
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2030	575	577
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,900	2,091
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/2030	210	207
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	3,915	4,008
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,015	2,063
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	4,000	4,006
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	1,085	1,198
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	160	181
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,180	1,211
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	500	540
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2031	2,085	2,090
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	7,990	8,729
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,095	1,116
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	2,200	2,247
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	5,000	5,007
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,000	1,097
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	750	854
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	600	683
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,400	1,468
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	500	542
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	15,000	16,316
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/2032	1,205	1,220
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	800	905
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2032	2,765	2,769
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	8,360	9,036
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	370	376
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2032	500	533
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2032	225	240
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,170	3,313
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	630	685
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	3,105	3,190
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	750	853
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2033	5,055	5,059
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2033	2,700	2,676
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	2,730	2,926
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	620	628
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	11,300	13,230
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	5,045	5,051
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2033	1,310	1,420
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,960	3,084
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	405	422
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,580	2,634
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	800	869
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	2,510	2,574
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	850	971
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2034	2,730	2,718
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	2,870	3,052
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2034	1,485	1,473
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,890	1,918
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	5,650	5,656
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2034	1,020	1,062
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2034	905	942
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	1,210	1,305
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	615	639
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	4,065	4,144
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	400	414
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	4,500	4,607
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	850	967
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2035	4,065	3,999
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2035	4,700	4,735
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	5,565	5,608
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	13,820	16,291
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	8,245	8,152
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2035	240	243
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2035	1,500	1,546
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	3,200	3,255
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	7,515	7,776
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	550	567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	10,785	11,160
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	750	776
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2036	3,000	3,065
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	11,460	11,475
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	3,160	3,305
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	4,100	4,120
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	3,585	3,507
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2036	1,455	1,336
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2036	250	253
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	4,615	4,688
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	5,230	5,392
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	1,050	1,078
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	6,745	6,953
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	760	784
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	44,500	46,647
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	12,490	12,358
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	3,110	3,117
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2037	3,500	3,169
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2037	4,995	4,522
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2037	270	272
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	28,320	29,082
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	12,950	13,298
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	13,205	13,692
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	11,800	11,503
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	3,750	3,328
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	3,835	3,403
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	4,950	4,818
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	365	364
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	8,060	8,242
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	9,385	9,597
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	3,045	3,123
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2038	5,565	5,704
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/2039	3,420	2,766
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2039	1,675	1,486
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	530	509
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	1,840	1,708
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	775	755
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2039	7,375	6,448
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	3,505	3,566
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2040	800	853
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2040	10,465	9,910
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2040	1,300	1,313
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	10,200	9,741
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2040	690	672
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	4,190	4,294
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	21,180	22,133
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/2041	6,000	4,028
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2041	2,850	2,895
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2042	2,000	2,090
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	8,900	8,597
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	13,555	12,317
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	10,960	11,501
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	2,500	2,449
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	7,500	7,826
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2043	1,350	1,347
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2044	2,050	2,109
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2044	1,000	774
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	13,115	11,671
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	5,000	5,188
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2044	1,500	1,479
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	1,190	1,042
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	1,435	1,232
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	3,175	2,822
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2046	2,000	1,747
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2047	7,150	7,355
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2025	17,915	17,951
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	37,760	39,283
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	18,655	19,387
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2029	9,000	9,731
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	680	746

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	9,425	10,164
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/4/2031	8,000	8,990
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2031	10,325	11,635
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	31,355	34,162
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	10/1/2035	1,025	1,133
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	9/2/2025	14,100	14,100
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2026	4,180	4,252
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2027	4,305	4,525
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2028	4,405	4,743
	California Housing Finance Agency	4.000%	3/20/2033	48,370	49,030
	California Housing Finance Agency	3.700%	11/1/2037	3,875	3,774
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	2/1/2029	600	615
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	8/1/2029	625	643
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	2/1/2030	600	617
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	2/1/2031	500	514
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	8/1/2031	400	411
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	2/1/2032	1,385	1,409
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	8/1/2032	250	256
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	2/1/2033	200	203
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	2/1/2033	535	544
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	8/1/2033	620	629
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	2/1/2034	260	261
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2034	800	814
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	8/1/2034	385	387
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	8/1/2034	500	508
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/2034	2,755	2,708
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	24,938	25,455
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	2/1/2035	1,000	1,014
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	71,064	71,013
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	8/1/2035	285	283
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	8/1/2035	650	658
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	63,469	59,854
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	2/1/2036	820	830
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2036	1,000	1,010
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	45,527	42,735
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	16,656	16,715
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	2/1/2037	1,000	1,011
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	8/1/2037	1,000	1,011
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/2038	4,840	3,944
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	8/1/2038	800	787
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	10,000	9,534
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	9,595	9,203
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	11,390	10,924
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2041	1,490	1,435
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.330%	2/1/2042	5,000	4,735
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	8/1/2044	5,760	5,262
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	8/1/2044	8,300	8,344
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2026	1,500	1,504
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	5,000	5,098
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2028	4,080	4,112
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2026	560	569
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2027	555	567
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2028	500	515
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2029	600	622
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2029	3,100	3,324
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2030	500	516
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2030	300	326
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2031	795	857
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2031	275	300
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2032	750	802
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2033	525	557
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2033	700	765
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2034	350	382
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2035	1,570	1,644
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2035	300	323
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2036	850	825
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2036	525	559
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2037	1,720	1,642
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2037	250	263
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2038	1,785	1,671

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2038	300	311
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2040	1,935	1,769
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2040	300	307
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2041	300	304
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2042	300	301
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2043	450	447
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2044	375	369
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2037	2,500	2,587
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2037	1,245	1,391
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2038	1,445	1,592
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2043	1,985	2,068
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2044	4,250	4,403
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2045	3,115	3,213
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2040	4,250	4,366
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2041	3,750	3,807
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2042	2,775	2,787
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2043	2,485	2,469
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2044	2,665	2,621
[10]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/2046	13,110	12,996
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2027	1,150	1,209
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2028	580	625
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2029	1,710	1,883
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2031	1,555	1,690
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2032	1,800	1,943
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2034	660	703
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2035	1,000	1,058
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2036	2,500	2,628
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2038	1,260	1,308
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2039	2,710	2,798
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/2026	800	817
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/2026	860	882
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/2029	985	996
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/2032	2,515	2,565
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/2026	1,510	1,557
[10]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.000%	7/1/2044	2,100	1,915
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/2026	17,060	16,814
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/2030	10,060	11,267
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/2036	2,810	2,839
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/2036	2,100	2,353
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/2037	4,220	4,224
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/2037	1,850	2,052
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/2038	4,140	4,086
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/2041	3,045	2,909
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/2028	49,000	45,411
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2040	5,000	5,023
[10]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	4.000%	7/1/2026	645	641
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2026	1,975	1,989
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2026	300	306
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2026	715	730
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2026	635	656
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2027	1,170	1,201
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2027	1,000	1,000
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2027	2,565	2,677
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2027	2,030	2,110
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2027	660	687
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2027	500	519
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2027	680	721
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2028	860	896
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2028	1,140	1,140
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2028	1,170	1,236
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2028	780	811
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2028	700	761
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2029	500	519
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2029	2,160	2,242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2029	450	474
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2029	500	555
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2029	300	333
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2030	785	813
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2030	1,505	1,505
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2030	585	605
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2030	225	236
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2030	525	593
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2030	300	339
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2031	1,020	1,053
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2031	2,140	2,206
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2031	825	860
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2031	650	724
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2032	855	878
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2032	120	120
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2032	1,190	1,223
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2032	725	803
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2033	1,100	1,127
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2033	120	119
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2033	1,070	1,096
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2033	1,125	1,161
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2033	720	792
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2034	1,160	1,183
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2034	150	147
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2034	570	582
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2034	1,225	1,258
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2034	785	795
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2035	2,080	2,029
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2035	160	155
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2035	3,295	3,352
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2035	225	230
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2035	645	649
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2036	1,960	1,986
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2036	175	167
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2036	1,845	1,872
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2036	1,250	1,274
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2036	1,000	1,060
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2036	850	848
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2037	1,645	1,661
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2037	170	159
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2037	1,275	1,295
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2037	600	632
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2037	375	369
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2038	1,000	1,047
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2038	875	848
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2039	835	870
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2039	2,230	2,243
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2039	600	579
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2040	540	511
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2041	6,000	5,429
	California Municipal Finance Authority College & University Revenue	3.000%	10/1/2041	1,810	1,355
	California Municipal Finance Authority College & University Revenue	5.000%	7/1/2045	7,980	7,960
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	1,400	1,462
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	1,835	1,916
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/2028	1,185	1,264
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2026	2,275	2,290
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	100	101
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	2,475	2,504
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,480	1,497
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2026	100	101
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	2,800	2,871
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	935	967
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	665	688
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	3,820	3,875
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,000	1,026
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	1,900	1,953
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	775	809
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2028	250	247
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,365	1,405
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	1,500	1,521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	3,500	3,630
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	115	120
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	825	875
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,520	1,562
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	245	252
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	1,155	1,182
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2029	1,250	1,270
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	50	53
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	830	891
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,135	1,163
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	890	912
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	1,600	1,619
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	105	112
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	1,445	1,562
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,085	1,108
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,021
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2031	1,950	1,974
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	5,115	5,202
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	1,650	1,786
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	900	917
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	3,225	3,272
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	2,000	2,158
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,150	2,185
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,030	1,047
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	4,250	4,302
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	3,325	3,559
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,575	1,597
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	4,675	4,722
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	1,010	1,074
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	5,260	5,309
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,745	1,761
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2036	1,670	1,647
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2036	7,520	7,582
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,800	1,809
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,900	1,909
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2036	6,000	6,019
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	175	178
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	1,785	1,746
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2037	2,700	2,717
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,865	2,848
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	3,145	3,049
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2039	2,895	2,767
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	3,355	3,121
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	4,250	4,004
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	4,920	4,570
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	1,860	1,622
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	7,430	6,478
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	3,035	2,932
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,750	1,710
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Bethany Home Project)	5.000%	11/15/2042	995	1,033
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/2042	5,000	5,180
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2026	630	646
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2028	940	989
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2030	1,435	1,504
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2031	1,380	1,442
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2035	1,475	1,516
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2030	500	548
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2031	500	551
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2032	500	553
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2033	550	608
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2034	550	609
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2035	875	966
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2036	755	824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2037	500	541
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2039	550	587
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2040	575	607
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	4.000%	12/1/2043	1,000	890
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2025	845	849
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2027	650	689
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2026	270	276
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2027	285	297
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2028	200	211
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2029	210	225
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2030	345	371
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2031	175	178
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2032	240	242
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2033	250	249
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2034	265	261
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2035	270	263
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2036	210	201
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2041	1,340	1,163
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2026	2,550	2,585
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2026	570	579
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2026	400	406
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	1,925	1,989
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	1,000	1,041
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	500	520
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	1,385	1,462
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	2,400	2,533
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	400	423
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	1,500	1,588
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	1,000	1,067
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	1,450	1,541
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	500	538
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	8,000	8,502
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	3,045	3,211
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	600	654
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2031	3,000	3,146
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2031	3,820	4,060
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2031	500	549
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2032	500	528
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2033	1,345	1,378
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2033	1,450	1,521
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2034	1,450	1,476
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.600%	11/1/2034	2,625	2,573
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2035	1,450	1,467
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2035	2,000	2,057
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2035	2,265	2,347
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2035	1,270	1,271
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2036	2,530	2,606
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2036	2,605	2,666
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/2036	13,463	11,342
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2037	1,670	1,662
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2038	2,300	2,332
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2038	935	952
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2039	500	483
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2040	1,440	1,367
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2040	3,080	3,120
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2040	8,550	8,444
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.537%	2/20/2041	14,962	13,151
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2041	550	513
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.050%	4/1/2044	4,825	4,860
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.480%	6/1/2044	1,667	1,598
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2026	1,130	1,156
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2028	775	824
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2030	645	705
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2031	600	622
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2032	570	627
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2034	500	550

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2036	1,200	1,290
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2038	955	1,007
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2040	525	542
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/2044	2,055	1,790
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/2030	520	528
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/2040	3,035	2,772
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project)	4.450%	12/1/2042	12,000	11,729
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	1,500	1,502
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	9/1/2027	1,000	1,000
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	9/1/2027	1,125	1,125
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	2,285	2,302
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2028	23,585	25,022
[10]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	4.050%	9/2/2025	22,180	22,180
[1,10]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	4.100%	9/2/2025	16,300	16,300
[10]	California Municipal Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.100%	9/2/2025	33,030	33,030
[10]	California Municipal Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.100%	9/2/2025	10,100	10,100
	California Municipal Finance Authority Private Schools Revenue	4.650%	5/1/2030	1,045	1,072
[10]	California Municipal Finance Authority Private Schools Revenue	5.000%	5/1/2034	425	436
[10]	California Municipal Finance Authority Private Schools Revenue	5.500%	5/1/2044	650	635
[10]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.000%	6/15/2034	1,025	1,066
[10]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.500%	6/15/2039	1,500	1,542
[10]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.900%	6/15/2044	775	795
[10]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	1,845	1,833
	California Municipal Finance Authority Revenue	4.200%	8/1/2040	3,130	2,990
	California Municipal Finance Authority Special Tax Revenue	4.125%	9/1/2034	450	444
	California Municipal Finance Authority Special Tax Revenue	4.250%	9/1/2034	380	377
	California Municipal Finance Authority Special Tax Revenue	4.625%	9/1/2035	500	495
	California Municipal Finance Authority Special Tax Revenue	4.625%	9/1/2039	600	587
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2039	575	587
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2039	595	601
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2039	740	748
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2040	1,360	1,340
	California Municipal Finance Authority Special Tax Revenue	5.250%	9/1/2043	1,265	1,292
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2044	900	901
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2033	375	393
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.250%	9/1/2034	290	291
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2038	2,055	2,150
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.500%	9/1/2039	700	684
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2039	275	282
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.250%	9/1/2043	3,465	3,553
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/2043	625	638
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2044	625	618
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2044	1,000	998
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/2028	4,500	4,590
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2026	440	442
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	1,700	1,729
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2026	1,245	1,254
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	440	448
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2027	2,360	2,402
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2028	450	465
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2028	1,450	1,485
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2029	500	522
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,245	1,351
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2030	490	515
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,325	1,458
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	520	549
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,900	2,110
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	2,000	2,223
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	2,000	2,224
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	1,875	2,080
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	2,525	2,761
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2035	1,215	1,341
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2036	2,500	2,566
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	1,640	1,665
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2037	645	648
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2038	2,320	2,329
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2039	1,660	1,727
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2039	2,400	2,382
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2040	2,500	2,447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2043	12,000	11,201
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2046	2,795	2,429
	California Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/15/2031	2,055	1,972
[1,10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.830%	9/2/2025	63,440	63,440
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.700%	6/1/2034	375	383
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.875%	6/1/2039	3,300	3,189
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.200%	6/1/2044	6,630	6,161
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2045	6,445	6,404
[2]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	8,435	2,336
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2026	715	720
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2026	405	407
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2026	255	255
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2027	530	530
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2027	1,115	1,116
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2028	770	775
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2028	280	280
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2028	1,155	1,156
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2029	625	637
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2029	300	300
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2029	1,230	1,231
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2030	300	305
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2030	835	847
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2030	300	300
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2030	350	350
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/2031	3,480	3,436
[10]	California School Finance Authority Charter School Aid Revenue	2.125%	8/1/2031	1,210	1,077
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2031	450	450
[10]	California School Finance Authority Charter School Aid Revenue	4.500%	7/1/2032	2,480	2,484
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2032	920	930
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2032	640	658
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2033	485	490
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2034	725	737
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2034	1,000	998
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2034	510	514
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2036	405	379
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2036	1,075	1,075
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2038	2,325	2,164
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2039	800	821
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/2041	3,985	3,358
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2041	530	454
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2042	4,250	3,948
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2042	875	830
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2044	1,000	903
[10]	California School Finance Authority Charter School Aid Revenue (Classical Academies Vista Project)	2.000%	10/1/2026	295	289
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2026	430	436
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2027	320	331
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2028	355	372
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2035	1,000	1,000
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2038	2,000	2,014
[10]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	3.000%	6/1/2031	2,055	1,820
[10]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	4.000%	6/1/2041	1,655	1,250
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2026	105	106
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2026	330	334
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2026	380	384
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2027	110	114
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2027	280	289
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2028	315	331
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2028	310	326
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2029	330	351
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2029	240	255
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2030	200	215
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2039	1,000	1,012
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/2040	3,500	3,122
[10]	California School Finance Authority Charter School Aid Revenue (Lifeline Education Charter School Project)	3.000%	7/1/2030	295	282
[10]	California School Finance Authority Charter School Aid Revenue (New Designs Charter School Adams Campus Project)	5.000%	6/1/2040	3,000	2,933
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2031	260	248
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2041	775	601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2051	125	83
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2061	300	189
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2026	160	162
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2027	230	236
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2028	215	224
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2029	260	273
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2030	570	601
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2033	930	967
[10]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2031	1,000	995
[10]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2041	1,730	1,471
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2027	6,435	6,714
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/2027	5,000	5,228
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2027	4,000	4,212
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2028	13,000	13,738
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	5,600	6,134
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2029	12,750	14,121
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2029	11,515	12,152
	California State Public Works Board Lease (Abatement) Revenue	3.000%	5/1/2032	1,025	1,018
	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/2033	300	292
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2035	5,000	5,200
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2036	6,560	7,116
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2038	1,750	1,913
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2039	3,555	3,543
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2040	1,250	1,343
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2041	720	697
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2042	1,000	1,056
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2042	4,500	4,245
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	1,000	1,050
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2043	1,160	1,078
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	1,675	1,749
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	3,750	3,895
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2045	3,020	2,735
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2047	1,420	1,262
	California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2027	2,635	2,743
	California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2028	4,000	4,174
	California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2029	5,235	5,459
	California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2030	2,435	2,534
	California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2032	2,000	2,068
	California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2034	2,575	2,645
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2027	3,350	3,495
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2027	5,000	5,326
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2028	1,850	2,019
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2029	3,695	3,955
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	1,175	1,338
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2031	3,805	4,038
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	2,250	2,581
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/2032	4,520	4,713
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2032	3,965	4,179
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2033	3,250	3,753
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/2033	3,815	3,308
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	2,750	3,190
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/2034	4,025	3,393
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2035	175	187
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2035	500	514
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2035	4,095	4,739
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2035	2,130	2,435
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2036	625	636
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2036	5,085	5,778
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2036	900	918
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	3,705	4,165
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	8,000	8,896

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2037	1,500	1,631
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2038	1,125	1,128
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	1,000	1,091
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2039	1,000	993
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2039	1,500	1,486
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2039	1,000	1,084
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2040	750	731
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2040	4,500	4,396
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2040	2,175	2,131
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2041	3,860	3,690
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2041	2,605	2,518
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2043	6,790	7,159
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	11/1/2043	5,000	5,002
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2044	4,190	4,393
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2044	1,735	1,585
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	1,470	1,529
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2045	3,915	4,080
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2046	5,990	6,216
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2046	1,000	897
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	840	889
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	745	788
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2027	1,120	1,179
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2033	1,135	1,268
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2034	2,945	3,262
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2035	11,110	11,476
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2036	3,000	3,054
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/2037	3,355	3,383
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2037	5,465	5,499
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2038	2,470	2,462
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2040	4,000	4,203
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2046	8,330	7,462
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	1,685	1,714
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	4.000%	11/1/2036	4,430	4,509
California State University College & University Revenue	5.000%	11/1/2033	6,270	6,492
California State University College & University Revenue	5.000%	11/1/2033	7,880	9,179
California State University College & University Revenue	4.000%	11/1/2034	665	696
California State University College & University Revenue	5.000%	11/1/2034	5,000	5,158
California State University College & University Revenue	5.000%	11/1/2034	8,560	9,057
California State University College & University Revenue	5.000%	11/1/2034	7,500	8,759
California State University College & University Revenue	4.000%	11/1/2035	580	601
California State University College & University Revenue	5.000%	11/1/2035	8,000	8,216
California State University College & University Revenue	5.000%	11/1/2035	5,000	5,265
California State University College & University Revenue	5.000%	11/1/2035	5,000	5,826
California State University College & University Revenue	3.125%	11/1/2036	60	55
California State University College & University Revenue	5.000%	11/1/2036	1,435	1,468
California State University College & University Revenue	5.000%	11/1/2036	10,555	11,052
California State University College & University Revenue	5.000%	11/1/2036	3,500	4,018
California State University College & University Revenue	5.000%	11/1/2037	3,895	3,972
California State University College & University Revenue	5.000%	11/1/2037	10,465	10,897
California State University College & University Revenue	5.000%	11/1/2037	7,070	8,018
California State University College & University Revenue	5.000%	11/1/2038	5,495	5,687
California State University College & University Revenue	5.000%	11/1/2038	15,650	17,495
California State University College & University Revenue	5.000%	11/1/2039	1,725	1,786
California State University College & University Revenue	5.000%	11/1/2039	13,140	14,552
California State University College & University Revenue	3.000%	11/1/2040	1,720	1,419
California State University College & University Revenue	5.000%	11/1/2040	5,040	5,522
California State University College & University Revenue	5.000%	11/1/2041	8,405	8,461
California State University College & University Revenue	5.000%	11/1/2041	1,285	1,375
California State University College & University Revenue	5.000%	11/1/2041	5,520	5,982
California State University College & University Revenue	5.000%	11/1/2042	8,250	8,317
California State University College & University Revenue	5.000%	11/1/2042	1,000	1,061
California State University College & University Revenue	5.000%	11/1/2042	5,085	5,456
California State University College & University Revenue	5.000%	11/1/2043	1,000	1,053
California State University College & University Revenue	5.000%	11/1/2043	9,795	10,418
California State University College & University Revenue	5.000%	11/1/2044	1,250	1,309
California State University College & University Revenue	5.000%	11/1/2044	20,695	21,865
California State University College & University Revenue	5.000%	11/1/2045	13,565	14,266
California State University College & University Revenue	5.000%	11/1/2046	11,650	12,149
California State University College & University Revenue PUT	1.600%	11/1/2026	28,940	28,541
California State University College & University Revenue PUT	3.125%	11/1/2026	5,000	5,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2034	8,905	8,470
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2035	1,000	929
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2036	9,520	8,637
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2037	2,795	2,472
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2038	12,300	10,567
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/2045	3,915	3,513
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2027	1,500	1,547
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2028	1,550	1,598
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2029	900	927
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.450%	4/1/2028	8,000	7,624
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/2029	13,015	12,187
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	1,795	1,817
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	515	521
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	350	354
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	910	922
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	400	404
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	175	179
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,395	1,418
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	1,925	1,994
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	605	627
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	160	165
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	1,455	1,508
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	670	689
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	205	215
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,415	1,467
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,000	1,055
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	3,400	3,450
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	1,470	1,543
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	420	432
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	1,515	1,608
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	425	445
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2028	1,000	1,047
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	100	107
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	1,200	1,255
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	780	844
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	3,290	3,486
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	3,190	3,352
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	3,275	3,303
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	470	483
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	1,240	1,342
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	725	770
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2029	1,000	1,061
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	1,425	1,488
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	600	608
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,000	2,026
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2029	15,365	15,378
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	1,685	1,780
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	6,380	6,429
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	2,615	2,737
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	660	725
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	450	482
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2030	1,900	2,036
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	275	294
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	1,750	1,822
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	25,000	27,641
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,000	1,011
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	1,460	1,537
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	2,120	2,210
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	1,225	1,331
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	450	484
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,345	1,395
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2031	2,750	2,863
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	870	878
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	525	530
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	1,450	1,520
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	7,115	7,155
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	2,360	2,446
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2032	255	256
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	2,220	2,390
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,000	1,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2032	2,270	2,418
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,725	1,783
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	25,000	27,967
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	2,085	2,175
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	1,150	1,186
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	2,850	3,043
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2033	1,475	1,556
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	2,075	2,138
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.125%	3/1/2034	875	870
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	1,005	1,031
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2034	350	350
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	2,550	2,701
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2034	715	746
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2034	1,500	1,501
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2035	830	860
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2035	4,545	4,559
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2035	2,950	3,015
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2035	1,545	1,538
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	900	929
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	3,225	3,298
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	30,000	33,481
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	2,025	2,036
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	1,590	1,555
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	700	717
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,360	1,385
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2036	200	180
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	650	621
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	1,030	1,046
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2038	1,000	1,025
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/2038	1,480	1,338
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	2,050	2,014
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	2,100	1,977
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	2,945	2,956
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	3,920	3,793
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	5,500	5,089
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	1,530	1,514
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2040	3,495	3,331
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2040	4,250	3,890
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	1,100	1,081
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	1,520	1,372
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	1,160	1,126
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	550	553
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	1,000	1,021
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.250%	1/1/2043	4,400	4,152
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2044	1,150	1,115
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2044	2,850	2,972
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	2,325	2,049
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.125%	8/15/2047	1,000	1,009
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/2026	325	332
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/2036	590	609
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/2037	500	514
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/2038	710	727
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2026	550	558
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2027	150	157
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2028	850	907
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2030	495	551
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2031	645	711
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2032	680	743
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2033	715	778

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2034	1,400	1,510
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2036	500	530
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2037	350	369
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2038	400	418
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	22,505	22,975
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	13,285	14,575
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	8,635	9,473
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	4,985	5,469
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	6,410	7,032
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	3.250%	2/15/2026	700	703
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/2026	2,645	2,677
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/2026	4,040	4,089
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/2026	4,000	4,049
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/2026	4,795	4,854
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/2026	1,000	1,012
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	10,575	10,858
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	10,775	11,063
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	4.000%	9/2/2033	1,940	1,909
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	4.500%	9/2/2034	2,450	2,488
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	4.750%	9/2/2040	1,300	1,281
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	5.000%	9/2/2043	5,830	5,654
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2034	1,795	1,887
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2039	1,915	1,958
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2044	3,235	3,229
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2026	3,410	3,454
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	2,015	2,042
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	5,000	5,065
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	2,000	2,116
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	2,100	2,127
[10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	700	717
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2032	2,475	2,498
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2033	3,375	3,402
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2034	3,000	3,054
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2034	1,750	1,762
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2036	3,000	3,005
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2037	3,000	2,974
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2038	3,000	2,923
[10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2039	1,515	1,520
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	4,985	4,821
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	7,450	7,206
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	5,405	5,229
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Heritage Park Apartments Project)	3.700%	4/1/2035	1,730	1,736
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	675	706
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	4.250%	9/1/2035	3,000	3,021
[10]	California Statewide Communities Development Authority Multifamily Housing Revenue TOB VRDO	4.050%	9/2/2025	42,010	42,010
[10]	California Statewide Communities Development Authority Multifamily Housing Revenue TOB VRDO	4.050%	9/2/2025	48,870	48,870
	California Statewide Communities Development Authority Revenue	4.000%	10/1/2042	2,590	2,310
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/2028	1,420	1,438
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/2036	845	851
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/2039	1,200	1,236
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/2044	2,500	2,474
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/2028	1,900	1,929
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/2029	1,795	1,838
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/2031	1,140	1,131
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.250%	9/2/2032	1,855	1,863
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.750%	9/2/2033	1,315	1,329
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2039	1,000	1,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.125%	9/2/2042	1,495	1,464
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.250%	9/2/2043	1,500	1,479
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/2034	500	490
	California Statewide Communities Development Authority Special Tax Revenue	4.250%	9/1/2034	1,180	1,195
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2034	345	371
	California Statewide Communities Development Authority Special Tax Revenue	4.375%	9/2/2034	1,645	1,665
	California Statewide Communities Development Authority Special Tax Revenue	4.750%	9/1/2038	500	507
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2039	745	764
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2043	1,000	1,006
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2044	1,225	1,225
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2044	2,180	2,181
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2044	500	490
	Campbell Union High School District GO, Prere.	4.000%	8/1/2026	5,000	5,088
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	2,125	2,182
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	2,500	2,566
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	4,095	4,204
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	5,485	5,631
	Campbell Union School District GO	0.000%	8/1/2037	4,095	2,547
	Campbell Union School District GO	0.000%	8/1/2038	4,700	2,739
[4]	Capistrano Unified School District Community Facilities District Special Tax Revenue	0.000%	9/1/2030	9,215	7,832
	Carlsbad Unified School District GO	4.000%	5/1/2030	5,220	5,340
	Carlsbad Unified School District GO	6.125%	8/1/2031	145	168
	Carlsbad Unified School District GO	4.000%	5/1/2033	720	731
	Carlsbad Unified School District GO	3.000%	8/1/2033	300	292
	Carlsbad Unified School District GO	4.000%	5/1/2034	685	694
	Carlsbad Unified School District GO	3.000%	8/1/2034	500	477
	Carlsbad Unified School District GO	3.000%	8/1/2035	1,100	1,039
	Carlsbad Unified School District GO	3.000%	8/1/2035	500	468
	Carlsbad Unified School District GO	3.000%	8/1/2036	1,180	1,094
	Carlsbad Unified School District GO	3.000%	8/1/2036	500	460
	Carlsbad Unified School District GO	3.000%	8/1/2038	1,415	1,243
	Carlsbad Unified School District GO	3.000%	8/1/2039	1,545	1,322
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/2027	225	236
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/2028	255	274
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/2029	250	275
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/2030	300	335
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/2031	300	332
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2041	1,000	1,060
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2042	3,815	3,995
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2043	1,750	1,815
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2044	925	951
	Castro Valley Unified School District GO	4.000%	8/1/2033	750	763
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2026	125	127
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2026	300	304
	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2026	580	592
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2027	390	402
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2027	300	309
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2028	105	110
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2028	250	261
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2028	900	966
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2029	420	444
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2029	250	264
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2030	300	319
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2030	710	790
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2031	375	398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2031	300	318
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2031	255	287
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2032	975	1,027
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2032	910	1,030
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2032	270	307
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2033	2,720	2,846
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2033	285	325
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2034	1,250	1,299
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2034	600	686
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2035	405	417
[5]	Center Unified School District GO	4.000%	8/1/2034	210	215
[5]	Center Unified School District GO	3.000%	8/1/2035	950	883
[5]	Center Unified School District GO	3.000%	8/1/2036	535	485
[5]	Center Unified School District GO	3.000%	8/1/2038	1,310	1,128
[5]	Center Unified School District GO	3.000%	8/1/2040	600	496
[2]	Centinela Valley Union High School District GO	0.000%	8/1/2027	670	639
[2]	Centinela Valley Union High School District GO	0.000%	8/1/2028	685	636
[2]	Centinela Valley Union High School District GO	3.000%	8/1/2036	3,205	2,900
	Central Unified School District GO	0.000%	8/1/2033	500	376
	Central Unified School District GO	0.000%	8/1/2034	300	214
	Central Unified School District GO	0.000%	8/1/2035	300	203
	Central Unified School District GO	0.000%	8/1/2036	235	150
	Central Unified School District GO	0.000%	8/1/2037	500	300
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	92,130	98,954
	Cerritos Community College District GO	4.000%	8/1/2043	1,440	1,353
	Chabot-Las Positas Community College District GO	3.000%	8/1/2033	1,000	983
	Chabot-Las Positas Community College District GO	3.000%	8/1/2035	1,580	1,487
	Chabot-Las Positas Community College District GO	3.000%	8/1/2037	2,800	2,494
	Chabot-Las Positas Community College District GO	3.000%	8/1/2038	3,000	2,587
	Chabot-Las Positas Community College District GO	5.000%	8/1/2043	2,120	2,234
	Chaffey Joint Union High School District GO	0.000%	2/1/2027	370	356
	Chaffey Joint Union High School District GO	0.000%	8/1/2028	530	492
	Chaffey Joint Union High School District GO	0.000%	8/1/2029	515	464
	Chaffey Joint Union High School District GO	0.000%	2/1/2030	885	777
	Chaffey Joint Union High School District GO	0.000%	8/1/2030	450	391
	Chaffey Joint Union High School District GO	0.000%	8/1/2031	455	380
	Chaffey Joint Union High School District GO	0.000%	8/1/2032	525	420
	Chaffey Joint Union High School District GO	0.000%	2/1/2033	1,000	771
	Chaffey Joint Union High School District GO	0.000%	8/1/2033	700	535
	Chaffey Joint Union High School District GO	0.000%	8/1/2034	890	648
	Chaffey Joint Union High School District GO	0.000%	2/1/2035	605	421
	Chaffey Joint Union High School District GO	0.000%	8/1/2035	1,090	737
	Chaffey Joint Union High School District GO	0.000%	2/1/2037	1,000	620
	Chaffey Joint Union High School District GO	0.000%	2/1/2038	710	412
	Chico CA Sewer Revenue	5.000%	12/1/2026	415	429
	Chico Unified School District GO	4.000%	8/1/2028	300	315
	Chico Unified School District GO	3.000%	8/1/2038	900	782
	Chico Unified School District GO	3.000%	8/1/2039	765	647
	Chico Unified School District GO	3.000%	8/1/2040	1,500	1,231
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/2029	285	290
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2034	650	695
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/2036	1,530	1,489
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2039	835	859
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2044	795	786
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/2045	1,500	1,292
[5]	Chino Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2027	1,195	1,198
[5]	Chino Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2030	1,170	1,172
	Chino Valley Unified School District GO	0.000%	8/1/2029	500	447
	Chino Valley Unified School District GO	0.000%	8/1/2030	600	517
	Chino Valley Unified School District GO	0.000%	8/1/2032	935	737
	Chino Valley Unified School District GO	0.000%	8/1/2033	700	527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chino Valley Unified School District GO	0.000%	8/1/2034	580	415
	Chino Valley Unified School District GO	0.000%	8/1/2035	1,400	946
	Chino Valley Unified School District GO	0.000%	8/1/2035	550	372
	Chino Valley Unified School District GO	0.000%	8/1/2036	670	428
	Chino Valley Unified School District GO	0.000%	8/1/2037	1,000	601
	Chino Valley Unified School District GO	0.000%	8/1/2037	800	480
	Chino Valley Unified School District GO	0.000%	8/1/2038	1,350	757
	Chino Valley Unified School District GO	0.000%	8/1/2038	1,000	561
	Chino Valley Unified School District GO	0.000%	8/1/2039	2,000	1,053
	Chino Valley Unified School District GO	4.000%	8/1/2045	6,075	5,464
	Chula Vista Elementary School District GO	2.000%	8/1/2026	2,030	2,017
	Chula Vista Elementary School District GO	2.000%	8/1/2027	5,315	5,254
	Chula Vista Elementary School District GO	4.000%	8/1/2041	4,000	3,854
	Chula Vista Elementary School District GO	4.000%	8/1/2042	3,500	3,324
	Chula Vista Elementary School District GO	4.000%	8/1/2043	6,415	6,028
	Chula Vista Elementary School District GO	4.000%	8/1/2044	1,000	931
	Citrus Community College District GO	0.000%	6/1/2034	3,000	2,224
[5]	Clovis CA Sewer Revenue	5.000%	8/1/2027	1,090	1,148
[5]	Clovis CA Sewer Revenue	5.000%	8/1/2031	1,380	1,441
[5]	Clovis CA Sewer Revenue	5.000%	8/1/2033	1,780	1,842
[5]	Clovis CA Sewer Revenue	5.000%	8/1/2034	1,000	1,031
[5]	Clovis CA Sewer Revenue	5.000%	8/1/2035	1,000	1,027
[5]	Clovis CA Sewer Revenue	5.000%	8/1/2036	2,170	2,221
[5]	Clovis CA Sewer Revenue	5.000%	8/1/2037	1,265	1,291
[4]	Clovis Unified School District GO	0.000%	8/1/2026	450	440
[4]	Clovis Unified School District GO	0.000%	8/1/2027	2,000	1,911
[4]	Clovis Unified School District GO	0.000%	8/1/2028	6,705	6,243
[4]	Clovis Unified School District GO	0.000%	8/1/2029	1,115	1,009
[4]	Clovis Unified School District GO	0.000%	8/1/2030	12,330	10,788
	Clovis Unified School District GO	0.000%	8/1/2032	4,185	3,320
	Clovis Unified School District GO	0.000%	8/1/2033	2,700	2,051
	Clovis Unified School District GO	0.000%	8/1/2034	2,015	1,465
	Clovis Unified School District GO	0.000%	8/1/2035	2,780	1,921
	Clovis Unified School District GO	5.250%	8/1/2040	650	689
[6]	Clovis Unified School District GO	5.000%	8/1/2041	1,575	1,679
[6]	Clovis Unified School District GO	5.000%	8/1/2042	1,700	1,797
[6]	Clovis Unified School District GO	5.000%	8/1/2043	2,500	2,621
[6]	Clovis Unified School District GO	5.000%	8/1/2044	3,250	3,384
[6]	Clovis Unified School District GO	5.000%	8/1/2045	3,500	3,628
[6]	Clovis Unified School District GO	5.000%	8/1/2046	3,750	3,863
[2]	Coachella Valley CA Unified School District GO	0.000%	8/1/2034	2,245	1,642
[2]	Coachella Valley CA Unified School District GO	0.000%	8/1/2039	3,405	1,829
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/2038	1,505	1,508
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/2039	1,595	1,585
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/2040	1,150	1,126
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/2041	1,700	1,636
	Coast Community College District GO	3.000%	8/1/2038	3,995	3,481
[2]	Coast Unified School District GO	0.000%	8/1/2028	1,000	901
[2]	College of the Sequoias Tulare Area Improvement District No. 3 GO	0.000%	8/1/2040	3,110	1,571
	College of the Sequoias Visalia Area Improvement District No. 2 GO	5.000%	8/1/2044	1,100	1,145
[2]	Commerce Community Development Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2029	1,595	1,628
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2026	475	484
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2027	555	579
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2028	335	349
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2029	275	287
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2031	270	280
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2032	530	549
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	4.000%	6/1/2033	250	252
[5]	Compton CA Unified School District GO	4.000%	6/1/2030	2,200	2,253
[5]	Compton CA Unified School District GO	4.000%	6/1/2031	2,065	2,109
[5]	Compton CA Unified School District GO	4.000%	6/1/2032	1,995	2,032
[5]	Compton CA Unified School District GO	0.000%	6/1/2033	1,010	754
[2]	Compton Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2027	2,790	2,929
[2]	Compton Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2028	2,395	2,574
	Conejo Valley Unified School District GO	3.000%	8/1/2036	5,000	4,696
	Contra Costa Community College District GO	3.000%	8/1/2037	1,370	1,242
	Contra Costa Community College District GO	3.000%	8/1/2038	1,100	962
	Contra Costa Community College District GO	5.000%	8/1/2038	3,000	3,290
	Contra Costa Community College District GO	3.000%	8/1/2039	1,000	849
	Contra Costa Community College District GO	5.000%	8/1/2039	3,350	3,651

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2039	3,265	3,291
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2041	1,795	1,756
	Contra Costa Water District Water Revenue	5.000%	10/1/2039	415	457
	Contra Costa Water District Water Revenue	5.000%	10/1/2040	700	765
	Contra Costa Water District Water Revenue	5.000%	10/1/2041	1,365	1,477
	Contra Costa Water District Water Revenue	5.000%	10/1/2043	750	799
[2]	Corona-Norco Unified School District GO	0.000%	8/1/2026	1,530	1,496
[2]	Corona-Norco Unified School District GO	0.000%	8/1/2027	1,500	1,431
[2]	Corona-Norco Unified School District GO	0.000%	8/1/2028	1,290	1,198
	Corona-Norco Unified School District GO	4.000%	8/1/2035	500	506
	Corona-Norco Unified School District GO	3.000%	8/1/2044	5,750	4,324
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/2041	1,800	1,582
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/2043	5,000	3,902
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2046	19,685	15,718
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/2047	6,950	5,589
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/2047	16,910	12,579
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/2047	9,450	7,522
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/2047	2,200	1,760
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2048	5,000	3,394
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/2057	5,525	3,641
	Cupertino CA COP	4.000%	6/1/2028	700	733
	Cupertino CA COP	4.000%	6/1/2030	865	925
	Cypress School District GO	0.000%	8/1/2029	1,845	1,674
[5]	Davis Joint Unified School District GO	3.000%	8/1/2032	4,240	4,203
[5]	Davis Joint Unified School District GO	3.000%	8/1/2033	4,260	4,145
[5]	Davis Joint Unified School District GO	3.000%	8/1/2035	3,660	3,407
[5]	Davis Joint Unified School District GO	3.000%	8/1/2037	1,000	881
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/2026	1,475	1,475
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.450%	12/1/2039	1,030	931
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/2042	5,500	5,579
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.500%	12/1/2045	215	215
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/2049	970	978
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/2050	1,555	1,547
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/2052	4,860	5,162
	Desert Community College District GO	4.000%	8/1/2043	2,000	1,866
	Desert Community College District GO	4.000%	8/1/2044	3,440	3,167
	Desert Community College District GO	4.000%	8/1/2045	5,635	5,131
	Desert Sands Unified School District GO	5.000%	8/1/2035	1,000	1,034
	Desert Sands Unified School District GO	4.000%	8/1/2044	1,205	1,113
[2]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2031	1,325	1,487
[2]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2032	1,485	1,679
[2]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	1,560	1,772
	Dixon CA Special Tax Revenue	4.000%	9/1/2026	170	171
	Dixon CA Special Tax Revenue	4.000%	9/1/2027	175	178
	Dixon CA Special Tax Revenue	4.000%	9/1/2028	205	210
	Dixon CA Special Tax Revenue	4.000%	9/1/2029	130	133
	Dixon CA Special Tax Revenue	4.000%	9/1/2030	125	128
	Dixon CA Special Tax Revenue	4.000%	9/1/2033	425	426
	Dixon CA Special Tax Revenue	4.000%	9/1/2036	200	194
	Dixon CA Special Tax Revenue	4.000%	9/1/2040	400	362
[5]	Dixon Unified School District GO	3.000%	8/1/2043	1,000	779
	Dry Creek Joint Elementary School District GO	0.000%	8/1/2036	1,690	1,102
	Dublin CA Special Tax Revenue	3.000%	9/1/2026	300	299
	Dublin CA Special Tax Revenue	4.000%	9/1/2028	240	246
	Dublin CA Special Tax Revenue	4.000%	9/1/2030	305	314
	Dublin CA Special Tax Revenue	4.000%	9/1/2031	135	138
	Dublin CA Special Tax Revenue	3.000%	9/1/2033	595	529
	Dublin CA Special Tax Revenue	2.375%	9/1/2035	590	475
	Dublin CA Special Tax Revenue	2.375%	9/1/2036	735	574
	Dublin CA Special Tax Revenue	2.375%	9/1/2037	785	596
	Dublin Unified School District GO	3.000%	8/1/2041	1,150	927
	Dublin Unified School District GO	4.000%	8/1/2046	1,000	894
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2031	1,000	1,044
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2033	1,300	1,350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2034	900	932
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2035	670	692
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2036	1,505	1,552
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2037	1,100	1,130
[10]	East Bay Municipal Utility District Water System Revenue TOB VRDO	3.750%	9/2/2025	855	855
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2036	4,600	5,342
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2037	3,900	4,477
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2038	4,000	4,368
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2040	1,750	1,940
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	1,750	1,894
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	1,725	1,867
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2043	1,100	1,181
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2043	2,500	2,685
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	1,000	1,064
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	1,350	1,436
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2045	850	900
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2045	1,000	1,059
[2]	East Side Union High School District GO	0.000%	8/1/2027	300	285
	East Side Union High School District GO	2.000%	8/1/2028	7,260	7,130
	East Side Union High School District GO	2.000%	8/1/2029	7,880	7,628
[2]	East Side Union High School District GO	3.000%	8/1/2029	3,300	3,331
[2]	East Side Union High School District GO	3.000%	8/1/2030	7,255	7,305
[2]	East Side Union High School District GO	3.000%	8/1/2031	7,945	7,974
[2]	East Side Union High School District GO	3.000%	8/1/2032	3,000	3,002
[2]	East Side Union High School District GO	3.000%	8/1/2036	4,000	3,705
	El Camino Community College District Foundation GO	0.000%	8/1/2032	10,000	8,097
	El Camino Community College District Foundation GO	0.000%	8/1/2033	3,500	2,711
	El Camino Community College District Foundation GO	0.000%	8/1/2034	2,000	1,478
	El Camino Community College District Foundation GO	4.000%	8/1/2041	1,000	975
	El Camino Community College District Foundation GO	4.000%	8/1/2042	1,025	973
	El Camino Community College District Foundation GO	4.000%	8/1/2043	925	869
[4]	El Camino Healthcare District GO	0.000%	8/1/2029	2,860	2,578
[4]	El Camino Healthcare District GO	0.000%	8/1/2030	3,740	3,256
[4]	El Camino Healthcare District GO	0.000%	8/1/2031	4,410	3,689
	El Camino Healthcare District GO	4.000%	8/1/2033	3,045	3,064
	El Dorado County CA Special Tax Revenue	4.000%	9/1/2028	1,980	1,982
	El Dorado County CA Special Tax Revenue	4.000%	9/1/2031	690	690
	El Dorado Irrigation District COP	5.000%	3/1/2043	1,000	1,046
	El Dorado Irrigation District COP	5.000%	3/1/2044	1,000	1,043
	El Dorado Irrigation District COP	4.000%	3/1/2046	7,600	6,702
[2]	El Dorado Union High School District GO	5.000%	8/1/2034	2,195	2,273
[2]	El Dorado Union High School District GO	5.000%	8/1/2035	2,280	2,355
[2]	El Monte City CA School District GO	0.000%	8/1/2032	1,000	799
	El Monte Union High School District GO	4.000%	6/1/2031	100	102
	El Monte Union High School District GO	4.000%	6/1/2032	185	188
	El Monte Union High School District GO	4.000%	6/1/2033	285	290
	El Monte Union High School District GO	4.000%	6/1/2034	345	350
[5]	El Rancho Unified School District GO	5.500%	8/1/2026	435	447
[5]	El Rancho Unified School District GO	5.000%	8/1/2027	110	116
[5]	El Rancho Unified School District GO	5.500%	8/1/2027	375	399
[5]	El Rancho Unified School District GO	5.500%	8/1/2028	375	411
[9]	El Rancho Unified School District GO	0.000%	8/1/2030	475	413
[5]	El Rancho Unified School District GO	5.500%	8/1/2036	350	405
[5]	El Rancho Unified School District GO	5.500%	8/1/2036	525	608
[5]	El Rancho Unified School District GO	5.500%	8/1/2037	320	367
[5]	El Rancho Unified School District GO	5.500%	8/1/2038	225	255
[5]	El Rancho Unified School District GO	5.500%	8/1/2039	300	338
[5]	El Rancho Unified School District GO	5.500%	8/1/2040	625	696
[5]	El Rancho Unified School District GO	5.500%	8/1/2041	600	663
[5]	El Rancho Unified School District GO	5.500%	8/1/2042	1,000	1,097
[5]	El Rancho Unified School District GO	5.500%	8/1/2043	750	819
	El Segundo Unified School District GO	3.000%	8/1/2043	1,000	768
	Elk Grove Finance Authority Special Tax Revenue	4.000%	9/1/2033	1,325	1,320
[5]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2033	2,000	2,000
[5]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2034	3,970	3,970
[5]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2035	3,735	3,735
[5]	Elk Grove Unified School District COP	3.000%	2/1/2037	700	633
	Elk Grove Unified School District GO	2.000%	8/1/2037	4,335	3,298
	Elk Grove Unified School District GO	2.000%	8/1/2038	5,055	3,677
	Elk Grove Unified School District GO	2.000%	8/1/2039	4,000	2,818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Elk Grove Unified School District GO	2.000%	8/1/2040	3,735	2,544
	Elk Grove Unified School District GO	4.000%	8/1/2042	9,370	8,670
	Elk Grove Unified School District GO	4.000%	8/1/2043	2,765	2,527
	Escondido Joint Powers Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/2037	1,325	1,328
[2]	Escondido Union High School District GO	0.000%	8/1/2026	2,740	2,685
[2]	Escondido Union High School District GO	0.000%	8/1/2031	4,280	3,618
[2]	Evergreen School District GO	0.000%	8/1/2026	2,200	2,153
	Evergreen School District GO	4.000%	8/1/2035	335	340
[2]	Fairfield CA COP	0.000%	4/1/2033	3,345	2,586
[2]	Fairfield CA COP	0.000%	4/1/2034	940	692
[2]	Fairfield CA COP	0.000%	4/1/2036	3,835	2,535
[2]	Fairfield CA COP	0.000%	4/1/2038	3,845	2,246
	Fairfield CA Water Revenue	5.000%	4/1/2042	4,845	4,890
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/2036	1,090	1,049
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/2040	285	257
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/2041	1,145	1,002
	Fairfield-Suisun Unified School District BAN GO	0.000%	2/1/2029	12,000	11,071
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2034	5,195	4,369
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2035	5,500	4,489
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2036	5,770	4,560
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2037	6,095	4,667
[13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/2034	7,085	6,492
[10,13]	FHLMC Multifamily Certificates Revenue TOB VRDO	4.000%	9/2/2025	17,265	17,265
[10]	FHLMC Multifamily Certificates Revenue TOB VRDO	4.000%	9/2/2025	18,700	18,700
[13]	FHLMC Multifamily VRD Certificates Revenue	2.350%	12/15/2035	13,905	11,762
[2]	Folsom Cordova Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/2033	1,205	924
	Folsom Cordova Unified School District School Facilities Improvement District No. 5 GO	4.000%	10/1/2043	3,000	2,732
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2027	75	77
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2027	485	496
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2028	150	155
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2029	170	176
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2030	100	104
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2031	100	103
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2032	100	102
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2032	1,820	1,874
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2034	115	116
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2039	715	727
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2039	400	405
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2044	750	744
	Fontana CA Special Tax Revenue	4.000%	9/1/2026	500	504
	Fontana CA Special Tax Revenue	4.000%	9/1/2026	110	111
	Fontana CA Special Tax Revenue	5.000%	9/1/2026	1,725	1,742
	Fontana CA Special Tax Revenue	4.000%	9/1/2027	265	269
	Fontana CA Special Tax Revenue	5.000%	9/1/2027	1,810	1,828
	Fontana CA Special Tax Revenue	4.000%	9/1/2028	270	276
	Fontana CA Special Tax Revenue	5.000%	9/1/2028	1,900	1,919
	Fontana CA Special Tax Revenue	4.000%	9/1/2029	270	278
	Fontana CA Special Tax Revenue	4.000%	9/1/2030	280	287
	Fontana CA Special Tax Revenue	4.000%	9/1/2030	140	144
	Fontana CA Special Tax Revenue	5.000%	9/1/2030	155	169
	Fontana CA Special Tax Revenue	4.000%	9/1/2031	200	205
	Fontana CA Special Tax Revenue	4.000%	9/1/2032	250	252
	Fontana CA Special Tax Revenue	5.000%	9/1/2032	170	185
	Fontana CA Special Tax Revenue	4.000%	9/1/2033	410	413
	Fontana CA Special Tax Revenue	5.000%	9/1/2034	120	130
	Fontana CA Special Tax Revenue	5.000%	9/1/2044	750	754
	Fontana Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2030	1,200	1,258
	Fontana Unified School District GO	5.000%	8/1/2042	1,750	1,871
	Fontana Unified School District GO	5.000%	8/1/2043	2,250	2,387
	Fontana Unified School District GO	5.000%	8/1/2044	2,000	2,106
	Fontana Unified School District GO	5.000%	8/1/2045	2,075	2,170
[4]	Foothill-De Anza Community College District GO	0.000%	8/1/2026	1,000	980
[3,4]	Foothill-De Anza Community College District GO	0.000%	8/1/2032	17,000	13,841
[9]	Foothill-De Anza Community College District GO	0.000%	8/1/2033	3,800	2,962
	Foothill-De Anza Community College District GO	3.000%	8/1/2033	600	597
[9]	Foothill-De Anza Community College District GO	0.000%	8/1/2034	10,000	7,443
	Foothill-De Anza Community College District GO	3.000%	8/1/2035	1,000	953
	Foothill-De Anza Community College District GO	3.000%	8/1/2038	1,000	883
	Foothill-De Anza Community College District GO	2.125%	8/1/2039	1,165	856
	Foothill-De Anza Community College District GO	3.000%	8/1/2039	1,210	1,044

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-De Anza Community College District GO	2.125%	8/1/2040	1,000	712
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,500	1,259
	Foothill-De Anza Community College District GO	2.250%	8/1/2041	1,000	701
	Foothill-De Anza Community College District GO	5.000%	8/1/2043	3,000	3,215
	Foothill-De Anza Community College District GO	5.000%	8/1/2044	3,150	3,351
	Foothill-De Anza Community College District GO	5.000%	8/1/2045	2,800	2,961
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2026	345	348
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2027	700	723
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2028	825	874
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2029	390	421
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.300%	1/15/2029	2,000	2,190
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2030	445	487
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2031	745	825
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2032	1,240	1,296
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.625%	1/15/2032	6,500	7,428
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2033	5,950	4,597
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2033	1,395	1,447
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2033	9,377	9,729
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2034	4,730	3,561
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2035	2,000	1,433
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2037	18,000	11,538
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2043	11,845	11,112
	Foster City CA (Levee Protection Planning & Improvement Project) GO	4.000%	8/1/2032	275	281
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/2033	500	485
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/2035	535	506
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/2038	950	832
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/2040	830	693
[2]	Franklin-Mckinley School District GO	0.000%	8/1/2032	3,000	2,326
[2]	Franklin-Mckinley School District GO	0.000%	8/1/2035	1,840	1,228
	Franklin-Mckinley School District GO	4.000%	8/1/2042	1,885	1,816
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/2033	23,165	22,184
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.493%	7/25/2035	6,523	5,713
[10,13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/2035	28,876	26,201
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	28,629	26,576
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	29,245	24,551
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	1.896%	11/25/2037	16,260	13,105
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.541%	11/25/2038	3,738	3,492
[13]	Freddie Mac Pool	3.550%	11/1/2032	4,585	4,502
[13]	Freddie Mac Pool	3.600%	1/1/2033	909	890
[13]	Freddie Mac Pool	3.180%	9/1/2033	8,777	8,394
[13]	Freddie Mac Pool	3.800%	11/1/2034	1,416	1,396
[13]	Freddie Mac Pool	3.600%	7/1/2040	3,993	3,663
[13]	Freddie Mac Pool	3.200%	9/1/2040	11,144	9,671
[13]	Freddie Mac Pool	3.400%	11/1/2040	9,888	8,982
[13]	Freddie Mac Pool	3.850%	7/1/2041	9,917	9,197
[13]	Freddie Mac Pool	3.750%	7/1/2042	4,408	4,400
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/2037	2,040	2,044
	Fremont Union High School District GO	5.000%	8/1/2028	750	814
	Fremont Union High School District GO	5.000%	8/1/2029	1,670	1,858
	Fremont Union High School District GO	3.000%	8/1/2036	2,000	1,869
	Fremont Union High School District GO	3.000%	8/1/2039	2,125	1,851
	Fremont Union High School District GO	5.000%	8/1/2040	4,650	4,965
	Fremont Union High School District GO	5.000%	8/1/2041	2,930	3,104
	Fremont Union High School District GO	5.000%	8/1/2041	4,920	5,212
	Fremont Union High School District GO	5.000%	8/1/2042	4,915	5,168
	Fremont Union High School District GO	5.000%	8/1/2043	4,460	4,663
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2029	1,025	1,069
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2030	745	775
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2031	3,045	3,159
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2032	1,500	1,551
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2033	500	547
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2034	500	508
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2034	2,460	2,531
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2035	550	555
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2036	555	558
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2036	2,055	2,103
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2037	655	656
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2037	1,200	1,225
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2038	585	584
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2039	620	613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2040	550	539
[2,6]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2035	500	577
[2,6]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2036	580	656
[2,6]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2037	500	558
[2,6]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2038	620	684
[2,6]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2039	680	741
[2,6]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2040	845	911
[2,6]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2041	800	854
[2,6]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2042	1,000	1,054
[2,6]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2043	1,630	1,699
[2,6]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2044	1,920	1,985
[2,6]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2045	1,345	1,382
	Fresno Unified School District GO	4.000%	8/1/2028	385	403
	Fresno Unified School District GO	4.000%	8/1/2029	550	574
	Fresno Unified School District GO	4.000%	8/1/2030	570	591
	Fresno Unified School District GO	4.000%	8/1/2031	485	499
	Fresno Unified School District GO	4.000%	8/1/2032	385	395
	Fresno Unified School District GO	3.000%	8/1/2033	1,000	983
	Fresno Unified School District GO	4.000%	8/1/2033	665	679
	Fresno Unified School District GO	3.000%	8/1/2034	1,215	1,158
	Fresno Unified School District GO	4.000%	8/1/2034	450	458
	Fresno Unified School District GO	3.000%	8/1/2035	685	646
	Fresno Unified School District GO	3.000%	8/1/2035	1,600	1,494
	Fresno Unified School District GO	4.000%	8/1/2036	670	676
	Fresno Unified School District GO	3.000%	8/1/2037	1,125	1,013
	Fresno Unified School District GO	3.000%	8/1/2038	1,260	1,101
	Fresno Unified School District GO	4.000%	8/1/2038	1,000	996
	Fresno Unified School District GO	5.000%	8/1/2039	900	952
	Fresno Unified School District GO	3.000%	8/1/2040	1,780	1,463
	Fresno Unified School District GO	4.000%	8/1/2041	1,955	1,846
	Fresno Unified School District GO	5.000%	8/1/2041	500	523
	Fresno Unified School District GO	5.000%	8/1/2042	500	520
	Fullerton Joint Union High School District GO	4.000%	8/1/2044	1,000	911
[5]	Fullerton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/2027	3,225	3,324
[5]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2041	1,000	1,067
[5]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2042	1,475	1,554
[5]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2043	1,000	1,042
[5]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2044	1,000	1,031
[4]	Gateway CA Unified School District GO	0.000%	8/1/2037	1,745	1,073
	Gavilan Joint Community College District GO	5.000%	8/1/2032	2,500	2,903
	Gavilan Joint Community College District GO	3.000%	8/1/2037	1,000	892
	Gavilan Joint Community College District GO	3.000%	8/1/2038	1,365	1,186
	Gavilan Joint Community College District GO	3.000%	8/1/2039	1,480	1,253
	Gavilan Joint Community College District GO	3.000%	8/1/2040	1,605	1,318
	Glendale CA Community College District GO	0.000%	8/1/2026	360	351
	Glendale CA Community College District GO	0.000%	8/1/2027	515	489
	Glendale CA Community College District GO	0.000%	8/1/2028	780	720
	Glendale CA Community College District GO	0.000%	8/1/2029	570	510
	Glendale CA Community College District GO	0.000%	8/1/2030	910	785
	Glendale CA Community College District GO	0.000%	8/1/2031	900	745
	Glendale CA Community College District GO	0.000%	8/1/2032	1,005	796
	Glendale CA Electric Electric Power & Light Revenue	5.000%	2/1/2044	3,040	3,156
	Glendale CA Electric Electric Power & Light Revenue	5.000%	2/1/2044	5,120	5,335
	Glendale CA Electric Electric Power & Light Revenue	5.000%	2/1/2046	6,700	6,844
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2035	1,210	1,217
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2043	635	665
[2]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2026	1,500	1,474
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/2026	15,000	15,307
[9]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2027	10,745	10,313
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/2027	24,625	25,821
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2027	5,285	5,542
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2028	19,835	21,337
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2028	6,195	6,664
[9]	Grossmont Healthcare District GO	0.000%	7/15/2032	5,300	4,300
[5,9]	Grossmont Healthcare District GO	0.000%	7/15/2033	4,045	3,152
	Grossmont Healthcare District GO	5.000%	7/15/2039	6,190	6,785
	Grossmont Healthcare District GO	5.000%	7/15/2040	3,710	4,026
	Grossmont Union High School District GO	0.000%	8/1/2027	2,545	2,423
	Grossmont Union High School District GO	0.000%	8/1/2028	3,210	2,974
	Grossmont Union High School District GO	0.000%	8/1/2029	6,965	6,259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Grossmont Union High School District GO	0.000%	8/1/2030	20,695	17,950
	Grossmont Union High School District GO	0.000%	8/1/2032	5,655	4,511
[2]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/2028	21,875	20,345
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2036	1,150	1,204
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2037	1,175	1,226
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2038	1,350	1,402
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/2041	625	609
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2044	3,500	3,573
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/2040	3,350	3,312
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/2041	1,800	1,765
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/2042	2,080	1,999
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/2043	1,700	1,614
[2]	Hanford Joint Union High School District GO	0.000%	8/1/2034	3,775	2,761
	Hartnell CA Community College District GO	0.000%	8/1/2037	1,200	705
	Hartnell CA Community College District GO	3.000%	8/1/2038	380	337
	Hartnell CA Community College District GO	3.000%	8/1/2039	1,680	1,443
	Hartnell CA Community College District GO	3.000%	8/1/2040	635	526
[10]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2045	7,400	6,632
	Hayward CA COP	5.000%	11/1/2027	1,000	1,061
	Hayward CA COP	5.000%	11/1/2028	1,000	1,087
	Hayward CA COP	5.000%	11/1/2029	1,000	1,110
	Hayward CA COP	5.000%	11/1/2030	1,000	1,128
	Hayward CA COP	5.000%	11/1/2031	1,000	1,141
	Hayward CA COP	5.000%	11/1/2032	1,000	1,151
	Hayward CA COP	5.000%	11/1/2033	1,000	1,159
	Hayward CA COP	5.000%	11/1/2034	1,000	1,163
	Hayward CA Sewer Revenue	4.000%	3/1/2043	4,385	4,088
	Hayward CA Sewer Revenue	4.000%	3/1/2044	3,660	3,368
	Hayward Unified School District COP	5.000%	8/1/2035	585	601
	Hayward Unified School District COP	5.000%	8/1/2036	1,360	1,393
	Hayward Unified School District COP	5.000%	8/1/2037	1,000	1,022
	Hayward Unified School District COP	5.000%	8/1/2038	1,000	1,018
	Hayward Unified School District COP	5.000%	8/1/2039	2,035	2,065
	Hayward Unified School District COP	5.250%	8/1/2040	2,295	2,333
	Hayward Unified School District COP	5.250%	8/1/2041	2,575	2,610
	Hayward Unified School District COP	5.250%	8/1/2042	2,875	2,906
[2]	Hayward Unified School District GO	0.000%	8/1/2026	640	626
[2]	Hayward Unified School District GO	0.000%	8/1/2033	1,045	798
[2]	Hayward Unified School District GO	5.000%	8/1/2033	850	913
[2]	Hayward Unified School District GO	0.000%	8/1/2034	1,025	746
[2]	Hayward Unified School District GO	5.000%	8/1/2034	3,000	3,439
[5]	Hayward Unified School District GO	4.000%	8/1/2035	1,830	1,849
[2]	Hayward Unified School District GO	5.000%	8/1/2035	2,750	3,150
[2]	Hayward Unified School District GO	4.000%	8/1/2036	995	1,002
[2]	Hayward Unified School District GO	5.000%	8/1/2036	1,000	1,131
[2]	Hayward Unified School District GO	4.000%	8/1/2037	815	817
[2]	Hayward Unified School District GO	4.000%	8/1/2038	1,540	1,518
[5]	Hayward Unified School District GO	4.000%	8/1/2038	1,000	1,001
[2]	Hayward Unified School District GO	5.000%	8/1/2038	1,000	1,105
[5]	Hayward Unified School District GO	4.000%	8/1/2039	1,125	1,114
[2]	Hayward Unified School District GO	4.000%	8/1/2040	4,435	4,285
[5]	Hayward Unified School District GO	4.000%	8/1/2040	1,345	1,310
[5]	Hayward Unified School District GO	4.000%	8/1/2041	1,350	1,302
[5]	Hayward Unified School District GO	4.000%	8/1/2042	1,325	1,240
[2]	Hemet Unified School District GO	3.000%	8/1/2032	1,205	1,194
[2]	Hemet Unified School District GO	3.000%	8/1/2033	1,310	1,269
[2]	Hemet Unified School District GO	3.000%	8/1/2035	1,535	1,429
[2]	Hemet Unified School District GO	3.000%	8/1/2036	1,660	1,509
[2]	Hemet Unified School District GO	3.000%	8/1/2038	1,925	1,655
[2]	Hemet Unified School District GO	3.000%	8/1/2040	2,220	1,831
[2]	Hemet Unified School District GO	3.000%	8/1/2041	2,380	1,918
[5]	Hollister Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/2027	1,000	1,007
	Hope Elementary School District GO	0.000%	8/1/2029	660	595
	Hope Elementary School District GO	0.000%	8/1/2030	500	436
[4]	Huntington Beach Union High School District GO	0.000%	8/1/2031	11,000	9,219
[4]	Huntington Beach Union High School District GO	0.000%	8/1/2033	11,575	8,890
[2,3]	Huntington Beach Union High School District GO	0.000%	8/1/2034	1,390	1,022
[4]	Huntington Beach Union High School District GO	0.000%	8/1/2035	7,320	5,084
[5]	Imperial Community College District GO	0.000%	8/1/2026	1,005	980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Imperial Community College District GO	0.000%	8/1/2027	1,580	1,492
[5]	Imperial Community College District GO	0.000%	8/1/2028	1,885	1,721
[5]	Imperial Community College District GO	0.000%	8/1/2029	2,000	1,758
[4]	Imperial Community College District GO	0.000%	8/1/2030	330	285
[2]	Imperial Community College District GO	0.000%	8/1/2033	1,210	921
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/2032	2,500	2,554
[2,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2026	185	186
[2,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2027	185	189
[2,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2028	270	278
[2,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2029	305	316
[2,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2030	285	296
[2,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2031	220	228
[2,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2036	600	593
[2,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2041	1,045	1,006
[5]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2027	500	521
[5]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2029	1,215	1,266
[5]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2030	1,020	1,061
[5]	Inglewood Unified School District GO	4.000%	8/1/2027	250	258
[5]	Inglewood Unified School District GO	5.000%	8/1/2029	350	367
[5]	Inglewood Unified School District GO	5.000%	8/1/2030	400	418
[5]	Inglewood Unified School District GO	5.000%	8/1/2033	500	518
[5]	Inglewood Unified School District GO	5.000%	8/1/2034	600	620
	Inglewood Unified School District GO	5.000%	8/1/2034	1,000	1,133
	Inglewood Unified School District GO	5.500%	8/1/2036	1,000	1,167
[5]	Inglewood Unified School District GO	4.000%	8/1/2037	260	260
	Inglewood Unified School District GO	5.500%	8/1/2038	1,225	1,393
	Inglewood Unified School District GO	5.500%	8/1/2039	3,505	3,949
	Inglewood Unified School District GO	5.500%	8/1/2041	3,535	3,910
	Inglewood Unified School District GO	5.500%	8/1/2043	1,700	1,853
	Irvine CA Special Assessment Revenue	5.000%	9/2/2025	250	250
	Irvine CA Special Assessment Revenue	4.000%	9/2/2026	500	507
	Irvine CA Special Assessment Revenue	5.000%	9/2/2026	300	307
	Irvine CA Special Assessment Revenue	5.000%	9/2/2026	800	800
	Irvine CA Special Assessment Revenue	5.000%	9/2/2027	375	394
	Irvine CA Special Assessment Revenue	4.000%	9/2/2028	1,425	1,484
	Irvine CA Special Assessment Revenue	5.000%	9/2/2028	520	558
	Irvine CA Special Assessment Revenue	5.000%	9/2/2029	500	547
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/2030	1,300	1,371
	Irvine CA Special Assessment Revenue	5.000%	9/2/2030	330	359
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/2032	1,000	1,041
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/2033	275	284
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/2034	450	461
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/2035	400	406
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/2036	250	252
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/2037	275	275
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/2038	350	344
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/2039	500	482
[1]	Irvine CA Special Assessment Revenue VRDO	3.250%	9/2/2025	466	466
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/2037	2,750	2,771
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/2038	2,500	2,518
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2043	5,000	5,026
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2026	1,295	1,321
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2027	150	157
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2028	525	546
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2029	360	389
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2030	385	400
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2030	200	215
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2031	200	207
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2031	350	374
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2032	450	464
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2032	525	542
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2033	1,085	1,116
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2033	250	257
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2033	410	432
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2035	510	522
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2035	250	260
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2036	350	357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2036	265	274
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/2037	560	550
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/2038	275	264
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/2039	250	235
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2029	90	95
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2030	100	106
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2031	150	158
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2032	100	104
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2033	150	155
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2034	100	103
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2035	355	362
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2036	640	647
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2040	1,025	1,004
	Jefferson Union High School District GO	4.000%	8/1/2033	200	204
	Jefferson Union High School District GO	4.000%	8/1/2034	125	127
	Jefferson Union High School District GO	3.000%	8/1/2035	150	140
	Jefferson Union High School District GO	3.000%	8/1/2036	250	228
	Jefferson Union High School District GO	5.000%	8/1/2036	300	336
	Jefferson Union High School District GO	3.000%	8/1/2037	275	246
	Jefferson Union High School District GO	5.000%	8/1/2038	135	147
	Jefferson Union High School District GO	5.000%	8/1/2039	500	540
	Jefferson Union High School District GO	5.000%	8/1/2040	340	364
	Jefferson Union High School District GO	5.000%	8/1/2041	1,000	1,062
	Jefferson Union High School District GO	5.000%	8/1/2042	750	790
	Jefferson Union High School District GO	5.000%	8/1/2042	1,075	1,144
	Jefferson Union High School District GO	5.000%	8/1/2043	500	523
	Jefferson Union High School District GO	5.000%	8/1/2043	1,340	1,415
	Jefferson Union High School District GO	5.000%	8/1/2044	750	780
	Jefferson Union High School District GO	5.000%	8/1/2044	1,480	1,551
	Jefferson Union High School District GO	5.000%	8/1/2045	2,000	2,087
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/2028	100	103
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/2030	100	103
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/2033	100	101
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/2025	1,725	1,725
[5]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/2025	370	370
[5]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/2028	1,690	1,768
[5]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/2030	1,815	1,918
[5]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/2037	605	608
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	4,930	4,517
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	3,215	2,471
[4]	Kern Community College District GO	0.000%	11/1/2027	7,375	6,973
[2]	Kern Community College District GO	0.000%	11/1/2029	4,160	3,706
	Kern Community College District GO	5.250%	8/1/2039	1,400	1,532
	Kern Community College District GO	5.250%	8/1/2040	1,200	1,299
	Kern Community College District GO	5.250%	8/1/2041	1,000	1,073
	Kern High School District GO	5.000%	8/1/2028	1,000	1,084
	Kern High School District GO	5.000%	8/1/2029	750	832
	La Canada Unified School District GO	4.000%	8/1/2033	510	524
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/2029	150	154
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/2030	200	205
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/2031	225	230
	La Mesa-Spring Valley School District GO	4.000%	8/1/2042	375	348
	La Mesa-Spring Valley School District GO	4.000%	8/1/2043	500	457
[2]	Lake Elsinore Facilities Financing Authority Successor Agency Special Tax Revenue	5.000%	9/1/2037	1,200	1,340
[2]	Lake Elsinore Facilities Financing Authority Successor Agency Special Tax Revenue	5.000%	9/1/2039	1,000	1,089
[4]	Lake Tahoe Unified School District GO	0.000%	8/1/2027	1,585	1,513
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2037	500	478
	Lammersville Joint Unified School District Special Tax Revenue	5.000%	9/1/2040	1,300	1,301
[5,10]	Lancaster CA School District GO TOB VRDO	3.850%	9/2/2025	13,120	13,120
[2]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	4.000%	8/1/2026	1,355	1,371
[2]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	4.000%	8/1/2028	1,850	1,876
[2]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/2030	1,000	1,022
[2]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/2033	1,200	1,221
	Las Virgenes Unified School District GO	5.000%	8/1/2044	4,425	4,668
	Last Frontier Healthcare District Health, Hospital, Nursing Home Revenue BAN	6.000%	12/2/2025	4,635	4,637
	Liberty Union High School District GO	4.000%	8/1/2030	750	769

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Liberty Union High School District GO	0.000%	8/1/2031	4,445	3,730
	Liberty Union High School District GO	4.000%	8/1/2031	565	578
	Liberty Union High School District GO	4.000%	8/1/2032	250	258
	Liberty Union High School District GO	3.000%	8/1/2035	670	626
	Liberty Union High School District GO	3.000%	8/1/2037	825	736
	Liberty Union High School District GO	3.000%	8/1/2038	900	782
	Liberty Union High School District GO	3.000%	8/1/2039	1,000	846
	Liberty Union High School District GO	3.000%	8/1/2040	1,000	821
	Liberty Union High School District GO	3.000%	8/1/2041	1,670	1,331
	Lincoln CA Special Tax Revenue	5.000%	9/1/2025	550	550
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/2026	1,000	1,023
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/2027	1,040	1,090
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/2028	1,270	1,359
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/2029	2,540	2,718
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/2030	3,305	3,531
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/2031	3,405	3,617
[2]	Lincoln CA Special Tax Revenue	3.125%	9/1/2033	2,480	2,426
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/2033	1,625	1,711
[2]	Lincoln CA Special Tax Revenue	3.250%	9/1/2034	1,375	1,339
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2030	100	101
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2032	350	351
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2035	325	328
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2036	485	488
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2037	525	527
[5]	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2047	1,130	989
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/2032	720	750
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/2033	700	726
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/2035	600	619
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2026	800	803
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/2027	595	615
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/2028	470	492
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/2029	355	375
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2030	645	648
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2031	445	442
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2032	270	266
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2033	230	221
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/2033	670	684
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2036	810	735
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2037	1,000	884
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2037	1,675	1,480
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2038	1,250	1,075
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2039	1,795	1,506
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2040	1,175	967
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2041	960	774
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	5.000%	8/1/2045	1,915	1,967
[2]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/2025	1,335	1,335
[2]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/2028	1,330	1,432
[2]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/2029	700	753
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2027	140	147
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/2029	1,000	1,068
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2030	5,680	6,278
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2032	3,445	3,897
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/2035	3,015	3,220
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2037	17,245	19,006
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.410%	4.407%	11/15/2025	16,845	16,875
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	4.427%	11/15/2026	10,010	10,075
[2]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2033	500	563
[2]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2034	500	558
[2]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2035	500	552
[2]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2035	575	635
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2038	1,225	1,279
	Long Beach Community College District GO	4.000%	8/1/2031	1,230	1,258
	Long Beach Community College District GO	4.000%	8/1/2034	600	609
	Long Beach Community College District GO	4.000%	8/1/2035	705	716
	Long Beach Community College District GO	3.000%	8/1/2037	2,860	2,541
	Long Beach Community College District GO	3.000%	8/1/2038	3,160	2,725
	Long Beach Community College District GO	3.000%	8/1/2039	3,395	2,858
	Long Beach Community College District GO	3.000%	8/1/2039	1,115	923
	Long Beach Community College District GO	3.000%	8/1/2040	1,500	1,206
	Long Beach Community College District GO	3.000%	8/1/2040	3,810	3,128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Beach Community College District GO	3.000%	8/1/2041	2,460	1,927
	Long Beach Community College District GO	3.000%	8/1/2041	2,165	1,701
[2]	Long Beach Community College District GO, ETM	0.000%	6/1/2029	960	873
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2026	150	152
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2027	150	154
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2029	200	211
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2030	200	212
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2031	230	242
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2032	375	391
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2034	350	360
[2]	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2037	400	403
[2]	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2038	430	429
[2]	Long Beach Unified School District GO	0.000%	8/1/2026	1,450	1,418
[2]	Long Beach Unified School District GO	0.000%	8/1/2030	4,260	3,704
[2]	Long Beach Unified School District GO	0.000%	8/1/2031	2,890	2,414
[2]	Long Beach Unified School District GO	0.000%	8/1/2032	2,290	1,833
[2]	Long Beach Unified School District GO	0.000%	8/1/2033	5,250	4,029
	Long Beach Unified School District GO	3.000%	8/1/2035	1,140	1,076
	Long Beach Unified School District GO	3.000%	8/1/2036	2,080	1,919
	Long Beach Unified School District GO	3.000%	8/1/2039	2,840	2,404
	Long Beach Unified School District GO	3.000%	8/1/2040	3,105	2,549
	Long Beach Unified School District GO	3.000%	8/1/2042	3,000	2,324
	Los Alamitos Unified School District GO	0.000%	8/1/2029	800	722
	Los Alamitos Unified School District GO	0.000%	8/1/2031	550	461
	Los Alamitos Unified School District GO	0.000%	8/1/2034	1,925	1,408
	Los Angeles CA Community College District GO	5.000%	8/1/2027	9,500	10,044
	Los Angeles CA Community College District GO	5.000%	8/1/2029	8,000	8,912
	Los Angeles CA Community College District GO	5.000%	8/1/2030	7,500	8,533
	Los Angeles CA Community College District GO	4.000%	8/1/2031	8,575	8,702
	Los Angeles CA Community College District GO	5.000%	8/1/2031	7,500	8,642
	Los Angeles CA Community College District GO	4.000%	8/1/2033	1,925	1,946
	Los Angeles CA Community College District GO	4.000%	8/1/2034	3,500	3,534
	Los Angeles CA Community College District GO	4.000%	8/1/2035	4,065	4,098
	Los Angeles CA Community College District GO	3.000%	8/1/2039	715	619
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/2039	850	874
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/2042	1,500	1,513
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/2044	1,400	1,399
	Los Angeles CA Unified School District COP	5.000%	10/1/2027	810	858
	Los Angeles CA Unified School District COP	5.000%	10/1/2028	1,705	1,853
[5]	Los Angeles CA Unified School District COP	5.000%	10/1/2029	425	474
	Los Angeles CA Unified School District COP	5.000%	10/1/2029	2,325	2,586
[5]	Los Angeles CA Unified School District COP	4.000%	10/1/2033	520	544
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2027	1,190	1,258
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2028	2,495	2,702
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2029	3,400	3,755
	Los Angeles CA Unified School District GO	4.000%	7/1/2028	3,000	3,142
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	4,395	4,762
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/2032	3,000	3,150
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	14,780	17,176
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/2033	5,080	5,315
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	25,000	29,324
	Los Angeles CA Unified School District GO	3.000%	1/1/2034	10,000	9,612
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/2034	10,000	10,425
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	13,000	15,261
	Los Angeles CA Unified School District GO	4.000%	7/1/2035	3,075	3,147
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/2035	10,000	10,390
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	3,400	3,457
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	2,600	2,656
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/2036	5,600	5,803
	Los Angeles CA Unified School District GO	4.000%	7/1/2037	8,190	8,266
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/2037	5,870	6,063
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	1,000	1,032
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	10,000	11,349
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	10,375	10,389
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/2038	5,120	5,266
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	4,000	4,110
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	2,480	2,695
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	4,000	3,960
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	4,070	4,029
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	10,000	9,920

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	3,750	4,044
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	15,350	16,893
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	2,275	2,218
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	4,100	3,997
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	4,050	3,949
	Los Angeles CA Unified School District GO	5.000%	7/1/2040	1,500	1,603
	Los Angeles CA Unified School District GO	4.000%	7/1/2041	5,465	5,206
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	1,335	1,415
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	3,000	3,201
	Los Angeles CA Unified School District GO	5.000%	7/1/2042	2,975	3,131
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	2,000	2,102
	Los Angeles CA Unified School District GO	4.000%	7/1/2044	9,040	8,255
	Los Angeles CA Unified School District GO	4.000%	7/1/2044	3,355	3,064
	Los Angeles CA Unified School District GO	5.000%	7/1/2044	1,800	1,883
	Los Angeles CA Unified School District GO	5.000%	7/1/2044	5,000	5,241
	Los Angeles CA Unified School District GO	5.000%	7/1/2045	1,000	1,041
	Los Angeles CA Unified School District GO	5.000%	7/1/2045	5,000	5,213
	Los Angeles CA Unified School District GO	4.000%	7/1/2046	5,000	4,464
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	4,000	4,626
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2033	6,000	6,998
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2034	2,385	2,472
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2034	2,500	2,917
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2034	9,000	10,518
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	2,840	2,934
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	2,985	3,084
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	2,500	2,915
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	7,500	8,759
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	3,000	3,089
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	6,250	6,435
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	10,000	11,504
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2037	7,000	7,183
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2037	3,675	3,771
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2037	8,580	9,741
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	5,320	5,409
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	3,000	3,180
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	6,000	6,369
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2044	4,785	5,035
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2044	10,000	10,539
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	3,000	3,138
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	10,000	10,475
[1,10]	Los Angeles California Multifamily Mortgage Revenue TOB VRDO	2.940%	9/4/2025	27,750	27,750
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/2026	1,500	1,504
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	6,355	6,431
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2036	1,450	1,525
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2037	1,335	1,396
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	5,000	5,184
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	7,750	8,003
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	5,000	5,171
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	1,500	1,536
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	5,000	5,159
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	5,000	5,155
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	24,690	25,456
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	1,500	1,524
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	3,000	3,233
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	5,000	5,140
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	21,145	21,735
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	6,625	6,679
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	6,980	7,059
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	6,350	6,789
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	6,190	6,455
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	1,190	1,216
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	1,755	1,793
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2039	5,205	5,154
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	2,410	2,583
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	7,555	7,700
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	2,000	2,128
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	1,720	1,740
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	3,800	3,845
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2032	865	942
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2033	2,000	2,157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2033	910	981
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2034	2,000	2,141
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2034	955	1,022
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2035	2,050	2,179
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2035	1,005	1,068
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2036	2,090	2,207
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2036	1,055	1,114
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2037	2,530	2,521
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2037	3,745	3,931
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2037	1,110	1,165
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	3,925	4,094
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	1,165	1,215
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	1,800	1,917
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	1,460	1,555
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2039	3,785	3,659
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	4,345	4,512
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	1,225	1,272
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	1,500	1,588
[6]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	1,660	1,811
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2040	1,180	1,120
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	1,290	1,334
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	4,000	4,291
[6]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	1,685	1,818
[6]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2041	3,425	3,647
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2041	1,115	1,204
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	9,790	10,270
[6]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	8,705	9,168
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2043	8,240	7,418
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2043	8,020	8,352
[6]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2043	3,130	3,271
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	5,000	5,078
[6]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	1,755	1,823
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2044	5,000	5,280
[6]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	7,200	7,445
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2046	5,735	4,981
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Long Beach Project)	5.000%	8/1/2033	2,465	2,467
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2027	1,000	1,065
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2028	920	1,005
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2029	120	134
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2035	2,000	2,215
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	3.125%	10/1/2036	350	316
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	675	702
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	1,800	1,857
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	2,045	2,367
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	1,955	2,012
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	2,575	2,988
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2035	5,000	5,134
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2035	1,000	1,041
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	1,850	1,899
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	7,685	8,232
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	250	282
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	2,275	2,330
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	3,000	3,169
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	2,750	2,872
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	14,040	14,929
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	795	868
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2037	7,500	7,597
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	2,500	2,554
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	3,525	3,664
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	8,425	8,905
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2038	18,065	18,167
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	3,185	3,295
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	5,800	6,089
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	3,140	3,355
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	2,300	2,470
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	615	672
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	6,155	6,103
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	4,190	4,154
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	14,255	14,878

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	2,565	2,643
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	2,500	2,650
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	3,090	3,289
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	1,810	1,765
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	1,345	1,312
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	4,500	4,667
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	3,000	3,169
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	3,880	4,229
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2041	2,000	1,916
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2041	8,080	8,432
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2041	2,640	2,764
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2041	3,285	3,538
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	1,000	1,010
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	2,500	2,597
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	5,750	6,127
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	3,825	4,048
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	4,775	5,025
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	1,395	1,429
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	3,825	4,008
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	750	755
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	185	193
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	6,120	6,386
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,360	1,450
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	2,000	2,132
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	6,385	6,806
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,095	1,190
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,155	1,242
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	435	473
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	870	945
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,185	1,287
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,145	1,244
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	965	971
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	8,520	9,406
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	930	981
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,325	1,463
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,655	1,842
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	3,140	3,495
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,360	1,514
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	400	445
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	6,785	7,551
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	340	361
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	6,095	6,798
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,710	1,907
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,500	1,673
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	8,115	9,051
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,075	1,109
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,590	1,597
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	150	153
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	580	645
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,525	1,706
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	7,170	8,021
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,900	2,126
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	9,160	10,247
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,540	1,583
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	9,595	9,915
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	845	924
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	2,235	2,274
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	13,905	15,538
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,860	2,008
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	615	664
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	720	792
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	895	990
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	4,640	5,185
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	6,510	6,697
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,100	2,150
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,325	1,418
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	8,195	8,870
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,845	2,016
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,090	2,305
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,000	1,112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,595	1,775
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	3,100	3,176
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	20,680	21,103
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	1,050	1,053
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	1,555	1,559
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	105	111
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	830	905
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	3,235	3,529
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	26,070	26,547
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	850	852
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	425	447
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	6,405	6,847
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	2,775	2,956
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,030	1,105
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	160	162
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,000	1,084
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	5,575	5,643
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,460	1,494
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	100	101
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	7,990	8,200
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,365	1,423
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,850	1,940
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	755	790
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,645	1,735
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	755	766
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	670	711
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,750	1,851
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	955	996
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	395	402
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,000	2,050
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	5,600	5,801
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	3,160	3,296
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	3,525	3,661
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,275	1,321
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,515	1,592
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,280	2,396
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	645	679
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,310	1,370
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,570	2,694
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	640	673
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,000	1,060
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2039	875	885
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	23,000	23,395
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	3,000	3,093
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	4,790	4,961
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,160	1,199
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,795	1,871
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	25,390	25,979
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	10,660	10,980
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	7,010	7,207
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	18,565	19,191
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,250	1,304
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,345	2,346
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	845	839
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	12,265	12,270
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	9,000	9,052
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,150	2,190
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	8,340	8,528
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,775	2,834
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	4,775	4,896
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	800	820
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,435	2,500
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,570	1,612
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,000	1,033
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	3,160	3,149
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	200	204
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	6,430	6,560
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,365	1,393
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,500	1,532
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	2,155	2,184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	11,630	11,834
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,030	1,048
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2044	2,250	2,347
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	2,300	2,331
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2045	2,000	2,078
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	14,045	14,068
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2046	1,500	1,554
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2049	320	322
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	3.250%	9/2/2025	39,295	39,295
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	3.350%	9/2/2025	14,375	14,375
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2026	25	25
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2026	290	293
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	650	654
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	700	705
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	3,080	3,140
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	1,255	1,279
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2027	110	113
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	25	26
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	1,005	1,048
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	285	297
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	25	26
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	1,095	1,142
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	825	861
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	85	89
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	2,335	2,422
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	570	574
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	640	682
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	465	496
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,870	1,993
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	25	25
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	315	336
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	380	405
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	395	421
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	390	401
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,150	1,226
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	735	775
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	1,575	1,645
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	2,845	2,866
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	2,185	2,375
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,255	1,364
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,405	1,527
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	50	50
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	45	49
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,015	1,103
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	670	689
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	2,130	2,316
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	685	726
[6]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	32,665	35,212
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	740	775
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	295	311
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	50	50
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	2,330	2,574
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	1,110	1,226
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	240	242
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	105	108
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	280	309
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	3,230	3,378
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	790	873
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	420	464
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	6,095	6,130
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,430	1,593
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,065	1,186
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,540	1,716
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,735	1,933
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,735	1,777
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	445	464
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,340	1,408
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,425	1,591
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	225	250
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	275	307

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,920	2,144
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	325	327
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	250	251
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	635	649
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,210	1,256
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,055	1,103
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,215	1,318
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	345	377
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,955	1,994
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	5,800	5,827
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	305	317
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	35	39
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	4,775	5,349
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	3,095	3,327
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	340	374
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,255	1,389
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,600	1,792
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	580	599
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	100	100
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	830	845
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	600	602
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	2,375	2,455
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,205	1,334
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,120	1,195
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,195	1,309
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	415	462
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	70	75
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	630	690
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	200	201
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	245	252
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,300	1,455
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	375	381
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	220	226
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	3,110	3,315
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	955	1,012
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	670	733
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	325	326
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	3,790	4,167
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	15	16
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,675	1,850
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	580	629
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	405	439
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	150	154
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,495	1,499
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	5,755	5,826
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	95	100
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,325	1,415
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,245	1,309
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	585	628
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	2,795	3,041
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	50	55
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	190	201
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,160	1,245
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,620	1,755
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	620	633
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,330	1,360
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	5,720	5,780
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	185	188
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	240	251
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,325	1,404
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	240	251
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	790	840
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,755	1,843
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,290	1,383
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,820	1,958
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	785	847
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	2,935	3,122
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	495	503
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	155	157
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	3,460	3,628

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	5,930	6,238
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	790	818
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	2,270	2,388
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	430	455
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	170	180
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	4,660	4,961
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	255	255
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	3,935	4,046
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	2,225	2,317
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	585	611
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	890	930
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	50	53
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	720	761
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	40	41
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	1,090	1,146
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	110	111
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	7,305	7,446
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,900	1,958
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	7,455	7,725
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	500	510
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	2,930	3,057
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	635	660
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,755	1,835
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	2,435	2,529
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,990	2,086
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	45	45
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	11,950	12,147
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	2,000	2,062
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,125	1,144
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	250	251
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,985	2,050
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	3,565	3,683
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	5,075	5,263
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	2,390	2,483
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	3,390	3,529
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,080	1,106
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	17,905	18,333
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	10,015	10,271
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	5,210	5,343
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	4,335	4,459
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	930	959
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	3,270	3,369
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,410	1,409
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	3,470	3,541
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	5,045	5,160
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,420	1,449
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	2,315	2,373
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	4,715	4,805
Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2044	25	25
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	4,385	4,393
Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	1,750	1,749
Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	5,575	5,480
Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	1,091	1,091
Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.950%	12/1/2039	8,630	7,968
Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.150%	12/1/2044	3,295	2,950
Los Angeles Housing Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2028	1,750	1,770
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2034	2,694	2,946
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2035	2,130	2,308
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2036	2,417	2,597
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2037	4,468	4,763
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2038	3,581	3,792
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2040	1,985	2,081
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2027	1,550	1,622
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2028	1,700	1,826
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2029	1,625	1,787
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	11/1/2040	5,000	5,284
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2043	1,000	1,045
Los Rios Community College District GO	5.000%	8/1/2030	1,140	1,194
Los Rios Community College District GO	4.000%	8/1/2031	3,080	3,149
Los Rios Community College District GO	4.000%	8/1/2032	3,135	3,197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Rios Community College District GO	3.000%	8/1/2035	1,035	978
	Lowell Joint School District GO	5.000%	8/1/2037	1,000	1,073
	Lowell Joint School District GO	3.000%	8/1/2040	1,365	1,099
[2]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2039	750	812
[2]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2040	900	968
[2]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2041	1,500	1,597
[2]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2042	1,000	1,056
[2]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2043	1,000	1,049
[2]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2044	275	287
[4]	Madera Unified School District GO	0.000%	5/1/2030	3,000	2,618
[4]	Mammoth CA Unified School District GO	0.000%	8/1/2026	1,250	1,219
[4]	Manhattan Beach Unified School District GO	0.000%	9/1/2026	2,160	2,113
	Manhattan Beach Unified School District GO	0.000%	9/1/2028	2,220	2,071
	Manhattan Beach Unified School District GO	0.000%	9/1/2031	965	816
[5]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2027	265	273
[5]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2028	375	392
[5]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2029	350	370
[5]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2030	325	345
[5]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2032	550	574
[5]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2039	1,110	1,094
[4]	Manteca Unified School District GO	0.000%	8/1/2028	3,180	2,963
[4]	Manteca Unified School District GO	0.000%	8/1/2033	5,435	4,158
[4]	Manteca Unified School District GO	0.000%	8/1/2034	5,425	3,954
	Manteca Unified School District GO	5.000%	8/1/2034	250	295
	Manteca Unified School District GO	5.000%	8/1/2035	250	292
	Manteca Unified School District GO	5.250%	8/1/2044	1,000	1,080
	Manteca Unified School District GO	5.250%	8/1/2045	2,045	2,200
[10]	Manteca Unified School District GO TOB VRDO	3.930%	9/2/2025	2,970	2,970
	Marin Community College District GO, Prere.	4.000%	8/1/2026	1,000	1,017
	Marin Community College District GO, Prere.	4.000%	8/1/2026	1,000	1,017
	Marin Community College District GO, Prere.	4.000%	8/15/2027	800	830
	Marin Community College District GO, Prere.	4.000%	8/15/2027	7,660	7,945
	Marin Community College District GO, Prere.	4.000%	8/15/2027	2,945	3,055
	Marin Community College District GO, Prere.	4.000%	8/15/2027	1,900	1,971
	Marin Community College District GO, Prere.	4.000%	8/15/2027	3,030	3,143
	Marin Healthcare District GO	5.000%	8/1/2041	9,000	9,083
	Marin Municipal Water District Water Revenue	5.000%	6/15/2028	2,840	3,056
	Marina Coast Water District COP	4.000%	6/1/2044	1,160	1,073
	Marina Coast Water District COP	4.000%	6/1/2045	1,660	1,524
[5]	Mendocino-Lake Community College District GO	3.000%	8/1/2041	1,475	1,173
	Menifee CA Special Tax Revenue	5.000%	9/1/2038	500	519
	Menifee CA Special Tax Revenue	5.000%	9/1/2039	820	829
	Menifee CA Special Tax Revenue	3.000%	9/1/2042	550	411
	Menifee CA Special Tax Revenue	5.000%	9/1/2043	600	604
	Menifee Union School District GO	4.000%	8/1/2029	165	177
	Menifee Union School District GO	4.000%	8/1/2030	200	216
	Menifee Union School District Special Tax Revenue	4.000%	9/1/2036	500	483
	Menifee Union School District Special Tax Revenue	4.000%	9/1/2041	800	725
[2]	Menlo Park Community Development Agency Successor Agency Tax Increment/Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/2026	1,035	1,037
[2]	Menlo Park Community Development Agency Successor Agency Tax Increment/Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/2027	1,250	1,253
	Mid-Peninsula Water District (2025 Financing Project) COP	4.000%	12/1/2043	1,000	920
	Milpitas CA Unified School District GO	3.000%	8/1/2035	1,895	1,804
	Miracosta Community College District GO	2.000%	8/1/2039	2,235	1,602
	Miracosta Community College District GO	2.000%	8/1/2040	2,000	1,387
	Modesto CA Special Tax Revenue	5.000%	9/1/2029	1,570	1,573
	Modesto CA Special Tax Revenue	5.000%	9/1/2030	1,700	1,703
[4]	Modesto High School District GO	0.000%	8/1/2026	5,010	4,900
	Modesto High School District GO	5.000%	8/1/2036	350	404
	Modesto High School District GO	5.000%	8/1/2037	300	341
	Modesto High School District GO	5.000%	8/1/2039	850	915
	Modesto High School District GO	5.000%	8/1/2040	505	539
	Modesto High School District GO	5.000%	8/1/2041	710	752
	Modesto High School District GO	5.000%	8/1/2041	700	757
	Modesto High School District GO	5.000%	8/1/2042	840	882
	Modesto High School District GO	5.000%	8/1/2042	750	802
	Modesto High School District GO	5.000%	8/1/2043	1,185	1,238
	Modesto High School District GO	5.000%	8/1/2043	775	823
	Modesto High School District GO	5.000%	8/1/2044	650	685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Modesto High School District GO	5.000%	8/1/2045	1,000	1,047
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/2031	1,200	1,298
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/2037	2,360	2,476
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/2038	2,015	2,099
	Montclair Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2031	660	685
[4]	Montebello Unified School District GO	0.000%	8/1/2026	1,000	975
	Monterey Park Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2041	1,200	1,163
	Monterey Peninsula Community College District GO	4.000%	8/1/2041	475	463
	Monterey Peninsula Community College District GO	4.000%	8/1/2042	440	423
	Monterey Peninsula Community College District GO	4.000%	8/1/2043	880	827
	Monterey Peninsula Community College District GO	4.000%	8/1/2044	700	649
	Monterey Peninsula Community College District GO	4.000%	8/1/2045	775	711
	Monterey Peninsula Unified School District GO	4.000%	8/1/2042	3,000	2,884
	Moreland School District GO	3.875%	8/1/2030	950	978
	Moreland School District GO	5.000%	8/1/2033	1,095	1,282
	Moreland School District GO	5.000%	8/1/2034	1,250	1,473
	Moreland School District GO	5.000%	8/1/2035	1,420	1,660
	Moreland School District GO	5.000%	8/1/2036	1,605	1,832
	Moreland School District GO	5.000%	8/1/2037	1,805	2,031
	Moreland School District GO	5.000%	8/1/2038	2,015	2,233
	Moreland School District GO	5.000%	8/1/2040	1,685	1,827
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/2037	365	372
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/2039	1,470	1,460
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/2040	825	808
[5]	Moreno Valley CA Unified School District GO	5.000%	8/1/2040	650	701
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/2041	1,620	1,561
[5]	Moreno Valley CA Unified School District GO	5.250%	8/1/2041	775	842
[5]	Moreno Valley CA Unified School District GO	5.250%	8/1/2042	1,000	1,076
[5]	Moreno Valley CA Unified School District GO	5.250%	8/1/2043	1,250	1,335
[5]	Moreno Valley CA Unified School District GO	5.250%	8/1/2044	2,000	2,124
[5]	Moreno Valley CA Unified School District GO	5.250%	8/1/2045	1,300	1,375
	Moreno Valley Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	8/1/2029	1,220	1,276
	Moreno Valley Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	8/1/2032	1,020	1,058
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2026	930	951
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2026	200	205
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2027	1,010	1,041
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2027	225	237
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2028	250	269
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2029	1,185	1,222
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2029	425	466
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2030	850	944
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2031	1,390	1,433
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2035	920	947
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2036	575	639
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2037	1,500	1,647
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2040	600	639
	Morgan Hill Unified School District GO	4.000%	8/1/2032	400	408
	Morgan Hill Unified School District GO	4.000%	8/1/2033	200	203
	Morongo Unified School District	5.000%	8/1/2043	1,080	1,135
	Morongo Unified School District	5.000%	8/1/2044	500	521
	Morongo Unified School District	5.000%	8/1/2045	400	416
	Morongo Unified School District	5.000%	8/1/2047	1,000	1,034
	Mount Diablo CA Unified School District GO	5.000%	8/1/2031	400	459
	Mount Diablo CA Unified School District GO	5.000%	8/1/2031	1,875	2,153
	Mount Diablo CA Unified School District GO	5.000%	8/1/2032	625	726
	Mount Diablo CA Unified School District GO	5.000%	8/1/2032	750	871
	Mount Diablo CA Unified School District GO	5.000%	8/1/2033	545	638
	Mount Diablo CA Unified School District GO	5.000%	8/1/2034	525	619
	Mount Diablo CA Unified School District GO	5.000%	8/1/2034	1,250	1,473
	Mount Diablo CA Unified School District GO	5.000%	8/1/2035	485	567
	Mount Diablo CA Unified School District GO	5.000%	8/1/2035	725	847
	Mount San Jacinto Community College District GO	4.000%	8/1/2037	3,290	3,307
	Mount San Jacinto Community College District GO	3.000%	8/1/2038	2,000	1,757
	Mount San Jacinto Community College District GO	4.000%	8/1/2043	7,500	6,884
	Mountain House Community Facilities District Special Tax Revenue	4.250%	9/1/2035	400	393
	Mountain House Community Facilities District Special Tax Revenue	5.000%	9/1/2040	500	501
	Mountain House Community Facilities District Special Tax Revenue	5.000%	9/1/2045	875	841
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2025	340	341
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2026	290	295
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2027	360	372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2028	430	448
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2029	450	474
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2029	215	226
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2030	550	582
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2030	330	349
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2031	575	605
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2031	400	420
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2032	400	417
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2033	325	336
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2034	300	308
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2035	325	331
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2035	1,000	1,018
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2036	315	319
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2037	300	302
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2038	300	299
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2039	275	271
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2040	5,320	5,177
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2040	350	343
	Mountain View Los Altos CA Union High School District GO	0.000%	8/1/2026	3,500	3,428
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/2033	3,000	2,517
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/2034	4,150	3,427
[2]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/2032	500	528
[2]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/2034	350	366
[2]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/2035	450	469
[2]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/2037	1,220	1,261
	Mountain View-Whisman School District GO	4.000%	9/1/2032	260	275
	Mountain View-Whisman School District GO	4.000%	9/1/2033	500	525
	Mountain View-Whisman School District GO	3.000%	9/1/2039	2,200	1,926
	Mountain View-Whisman School District GO	3.000%	9/1/2040	1,000	839
	Mountain View-Whisman School District GO	4.000%	9/1/2042	1,250	1,206
	Mountain View-Whisman School District GO	4.000%	9/1/2045	2,535	2,348
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/2029	515	546
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/2029	370	392
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/2029	1,735	1,838
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/2034	8,530	10,191
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	10,385	12,331
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	15,950	18,939
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	13,100	15,555
[2]	Murrieta Valley Unified School District GO	0.000%	9/1/2033	475	363
	Napa Valley Unified School District GO	0.000%	8/1/2029	2,000	1,811
	Napa Valley Unified School District GO	0.000%	8/1/2033	6,070	4,669
	Nevada Joint Union High School District GO	4.000%	8/1/2032	1,320	1,356
	Nevada Joint Union High School District GO	4.000%	8/1/2034	580	591
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.925%	7/20/2039	26,279	24,388
	New Haven Unified School District GO	4.000%	8/1/2029	100	105
	New Haven Unified School District GO	4.000%	8/1/2030	100	104
	New Haven Unified School District GO	4.000%	8/1/2031	100	104
	New Haven Unified School District GO	4.000%	8/1/2032	100	103
	New Haven Unified School District GO	4.000%	8/1/2035	325	330
	New Haven Unified School District GO	4.000%	8/1/2036	155	157
	New Haven Unified School District GO	5.000%	8/1/2042	1,000	1,071
	New Haven Unified School District GO	5.000%	8/1/2044	1,000	1,051
	New Haven Unified School District GO	5.000%	8/1/2045	1,180	1,230
[2]	Newark CA Unified School District GO	0.000%	8/1/2026	3,300	3,226
[5]	Newark CA Unified School District GO	4.000%	8/1/2036	1,135	1,168
[5]	Newark CA Unified School District GO	4.000%	8/1/2040	1,000	984
[5]	Newark CA Unified School District GO	4.000%	8/1/2042	1,000	964
	Newport Beach CA Special Assessment Revenue	4.125%	9/2/2038	1,015	984
	Newport Beach CA Special Assessment Revenue	5.000%	9/2/2043	710	715
	Newport Mesa Unified School District GO	0.000%	8/1/2029	4,625	4,211
	Newport Mesa Unified School District GO	0.000%	8/1/2030	3,000	2,645
	Newport Mesa Unified School District GO	0.000%	8/1/2031	1,500	1,274
[4]	Newport Mesa Unified School District GO	0.000%	8/1/2031	5,275	4,481
	Newport Mesa Unified School District GO	0.000%	8/1/2032	14,000	11,429
	Norco CA Special Tax Revenue	5.000%	9/1/2025	500	500
	Norco CA Special Tax Revenue	5.000%	9/1/2026	1,620	1,655
	Norco CA Special Tax Revenue	5.000%	9/1/2027	1,755	1,833
[5]	Norco CA Special Tax Revenue	5.000%	9/1/2028	805	847
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	1,000	1,086
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/2035	440	447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	1,000	1,065
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	855	903
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/2039	1,565	1,545
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2029	750	818
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2030	650	722
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2033	500	514
[5]	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	4.000%	3/1/2034	2,145	2,226
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2034	500	513
[4]	North Orange County CA Community College District GO	0.000%	8/1/2027	6,880	6,602
	North Orange County CA Community College District GO	3.000%	8/1/2038	1,805	1,585
	North Orange County CA Community College District GO	3.000%	8/1/2039	2,165	1,855
	North Orange County CA Community College District GO	3.000%	8/1/2040	2,200	1,824
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	70,000	74,649
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/2034	11,500	11,132
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/2034	3,295	3,336
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/2036	5,000	5,050
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/2037	3,500	3,531
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/2038	1,250	1,260
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/2039	1,525	1,535
	Northstar Community Services District Special Tax Revenue	5.000%	9/1/2021	693	187
[4]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2026	750	733
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2034	615	582
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2035	425	393
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2038	1,420	1,225
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2039	900	758
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2040	1,150	939
	Novato CA Unified School District GO	3.000%	8/1/2039	1,130	970
	Novato CA Unified School District GO	3.000%	8/1/2042	4,075	3,223
	Novato CA Unified School District GO	3.000%	8/1/2043	3,000	2,326
	Novato Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/2039	1,475	1,442
	Novato Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/2040	1,465	1,427
	Oak Grove School District GO	0.000%	8/1/2027	1,700	1,627
	Oak Grove School District GO	0.000%	8/1/2029	2,750	2,497
[7]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/30	0.000%	8/1/2031	1,915	1,630
[7]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/30	0.000%	8/1/2032	1,030	869
	Oakdale Joint Unified School District GO	5.000%	8/1/2045	1,035	1,071
	Oakland CA GO	2.000%	1/15/2034	5,505	4,738
	Oakland CA GO	2.000%	1/15/2035	4,480	3,762
	Oakland CA GO	2.125%	1/15/2036	4,735	3,866
	Oakland CA GO	3.000%	1/15/2040	6,580	5,487
	Oakland CA GO	4.000%	1/15/2047	9,450	8,247
[5]	Oakland CA GO	4.000%	1/15/2047	6,385	5,616
[2]	Oceanside CA Unified School District GO	0.000%	8/1/2029	3,170	2,854
[2]	Oceanside CA Unified School District GO	0.000%	8/1/2030	2,050	1,782
[2]	Oceanside CA Unified School District GO	4.000%	8/1/2040	1,320	1,308
	Oceanside CA Unified School District GO	5.000%	8/1/2042	1,000	1,061
	Oceanside CA Unified School District GO	5.000%	8/1/2043	1,065	1,118
	Oceanside CA Unified School District GO	5.000%	8/1/2044	1,115	1,164
	Oceanside CA Unified School District GO	5.000%	8/1/2045	1,150	1,195
	Oceanside Unified School District GO	0.000%	8/1/2047	2,475	827
	Ohlone Community College District GO	3.000%	8/1/2038	4,345	3,752
	Ontario CA Community Facilities District No. 64 Special Tax Revenue	5.000%	9/1/2039	1,015	1,027
	Ontario CA Special Tax Revenue	4.000%	9/1/2033	2,930	2,946
	Ontario CA Special Tax Revenue	5.000%	9/1/2038	1,205	1,256
	Ontario CA Special Tax Revenue	5.250%	9/1/2043	1,000	1,024
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2041	1,250	1,197
	Ontario Montclair School District GO	5.000%	8/1/2043	2,065	2,173
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2032	700	797
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2033	475	542
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2034	450	515
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2035	500	571
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2036	590	665
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2041	1,000	1,067
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2042	1,025	1,081
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2043	1,050	1,099
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2045	1,000	1,033
	Orange County CA Ocean View School District GO	5.000%	8/1/2042	1,105	1,171
	Orange County CA Ocean View School District GO	5.000%	8/1/2044	1,385	1,449
	Orange County CA Ocean View School District GO	5.000%	8/1/2045	1,125	1,171
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/2027	500	526

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/2028	900	971
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/2029	1,000	1,100
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2036	2,870	3,048
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2037	6,865	7,257
	Orange County Water District Water Revenue	4.000%	8/15/2035	790	805
	Oro Grande Elementary School District COP	4.000%	9/15/2026	810	816
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/2032	1,045	1,069
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/2034	1,130	1,145
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/2036	1,170	1,175
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/2037	770	770
[2]	Oxnard School District GO	0.000%	8/1/2031	1,520	1,258
[2]	Oxnard School District GO	0.000%	7/1/2033	3,445	2,612
[5]	Oxnard School District GO	4.000%	8/1/2046	780	702
	Oxnard Union High School District GO	4.000%	8/1/2030	2,000	2,052
	Oxnard Union High School District GO	4.000%	8/1/2031	750	767
	Oxnard Union High School District GO	4.000%	8/1/2032	325	336
	Oxnard Union High School District GO	4.000%	8/1/2033	375	385
	Oxnard Union High School District GO	4.000%	8/1/2035	1,125	1,143
	Oxnard Union High School District GO	4.000%	8/1/2036	750	758
	Pajaro Valley Health Care District GO	5.000%	9/1/2046	2,750	2,645
	Pajaro Valley Unified School District GO	4.000%	8/1/2033	225	229
	Pajaro Valley Unified School District GO	4.000%	8/1/2034	250	254
	Pajaro Valley Unified School District GO	5.000%	8/1/2038	1,155	1,185
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/2026	100	101
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/2031	720	740
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/2037	1,300	1,256
[5]	Palm Desert Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2026	1,100	1,130
[5]	Palm Desert Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2027	1,200	1,249
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2025	1,190	1,190
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2025	550	550
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2026	830	850
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2026	700	718
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2029	1,275	1,306
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2032	1,435	1,462
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	750	763
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2034	2,000	2,033
[5]	Palmdale Elementary School District Special Tax Revenue	4.000%	8/1/2042	1,160	1,100
[5]	Palmdale Elementary School District Special Tax Revenue	5.000%	8/1/2044	800	838
	Palo Alto CA COP	2.125%	11/1/2043	2,000	1,291
	Palo Alto Unified School District GO	3.250%	8/1/2042	3,000	2,512
	Palomar Community College District GO	5.000%	8/1/2033	2,805	2,907
	Palomar Health COP	5.000%	11/1/2026	920	913
	Palomar Health COP	5.000%	11/1/2027	750	740
[2]	Palomar Health GO	0.000%	8/1/2026	1,250	1,208
	Palomar Health GO	5.000%	8/1/2026	710	715
[4]	Palomar Health GO	0.000%	8/1/2027	16,165	14,897
[2]	Palomar Health GO	0.000%	8/1/2027	8,095	7,530
	Palomar Health GO	5.000%	8/1/2027	1,815	1,826
[2]	Palomar Health GO	0.000%	8/1/2028	955	854
	Palomar Health GO	5.000%	8/1/2028	1,640	1,638
	Palomar Health GO	5.000%	8/1/2028	10,070	10,056
[2]	Palomar Health GO	0.000%	8/1/2029	7,835	6,715
	Palomar Health GO	5.000%	8/1/2029	875	873
	Palomar Health GO	5.000%	8/1/2029	4,890	4,876
	Palomar Health GO	4.000%	8/1/2030	2,150	2,032
	Palomar Health GO	5.000%	8/1/2030	1,995	1,985
	Palomar Health GO	4.000%	8/1/2031	1,670	1,544
	Palomar Health GO	5.000%	8/1/2031	800	794
	Palomar Health GO	4.000%	8/1/2032	5,035	4,551
	Palomar Health GO	4.000%	8/1/2033	1,080	952
	Palomar Health GO	5.000%	8/1/2033	1,555	1,535
	Palomar Health GO	0.000%	8/1/2034	2,725	1,654
	Palomar Health GO	4.000%	8/1/2034	2,260	1,939
	Palomar Health GO	0.000%	8/1/2035	595	336
	Palomar Health GO	4.000%	8/1/2035	120	100
	Palomar Health GO	0.000%	8/1/2036	510	266
	Palomar Health GO	4.000%	8/1/2036	5,040	4,076
	Palomar Health GO	0.000%	8/1/2037	1,210	584
	Palomar Health GO	3.000%	8/1/2037	340	264
	Palomar Health GO	4.000%	8/1/2037	4,305	3,413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Palomar Health GO	0.000%	8/1/2038	1,130	552
[2]	Palomar Health GO	7.000%	8/1/2038	3,510	3,825
[2]	Palomar Health GO	0.000%	8/1/2039	10,690	4,841
	Palomar Health GO	0.000%	8/1/2039	25	10
	Palomar Health GO	6.750%	8/1/2040	2,500	2,614
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	4,345	4,338
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	3,760	3,730
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	3,000	2,959
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	20	17
[4]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/2026	320	311
	Paradise Unified School District COP	5.000%	5/1/2036	950	973
	Paradise Unified School District COP	5.000%	5/1/2039	1,100	1,110
	Paradise Unified School District COP	5.250%	5/1/2044	2,000	2,000
[4]	Paramount Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/2026	1,910	1,870
[5]	Paramount Unified School District GO	4.000%	8/1/2030	70	75
[5]	Paramount Unified School District GO	4.000%	8/1/2031	125	133
[5]	Paramount Unified School District GO	4.000%	8/1/2034	150	156
[5]	Paramount Unified School District GO	4.000%	8/1/2035	300	310
[5]	Paramount Unified School District GO	4.000%	8/1/2037	390	397
[5]	Paramount Unified School District GO	4.000%	8/1/2040	450	443
	Paramount Unified School District GO	0.000%	8/1/2042	2,000	871
[5]	Paramount Unified School District GO	3.000%	8/1/2045	2,000	1,495
	Pasadena Area Community College District GO	5.000%	8/1/2041	825	875
	Pasadena Area Community College District GO	5.000%	8/1/2042	1,000	1,052
	Pasadena Area Community College District GO	5.000%	8/1/2043	500	523
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2040	1,050	535
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2041	1,000	477
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2042	1,200	541
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2043	1,000	425
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2033	595	641
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2035	750	804
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2036	1,000	1,066
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2037	1,000	1,059
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2038	600	628
	Peralta Community College District GO	5.000%	8/1/2030	1,280	1,451
	Peralta Community College District GO	5.000%	8/1/2031	2,315	2,658
	Peralta Community College District GO	5.000%	8/1/2032	2,420	2,810
	Peralta Community College District GO	5.000%	8/1/2033	1,540	1,803
	Peralta Community College District GO	5.000%	8/1/2034	1,470	1,732
	Peralta Community College District GO	5.000%	8/1/2035	1,540	1,802
	Peralta Community College District GO	5.250%	8/1/2042	2,000	2,129
	Peralta Community College District GO	5.000%	8/1/2043	2,200	2,332
	Peralta Community College District GO	5.000%	8/1/2044	2,410	2,532
	Peralta Community College District GO	5.000%	8/1/2045	2,000	2,088
[4]	Perris CA Union High School District GO	0.000%	9/1/2025	1,130	1,130
	Perris CA Union High School District GO	3.000%	9/1/2036	1,090	990
	Perris CA Union High School District GO	3.000%	9/1/2038	800	693
	Perris CA Union High School District GO	3.000%	9/1/2039	850	718
	Perris CA Union High School District GO	3.000%	9/1/2040	1,000	820
[2]	Perris CA Union High School District GO	4.000%	9/1/2040	2,000	1,938
	Perris CA Union High School District GO	2.125%	9/1/2041	2,500	1,656
	Piedmont Unified School District GO	3.000%	8/1/2039	180	153
[9]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/2026	150	146
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/2026	900	903
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/2027	1,220	1,224
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/2028	1,285	1,288
[9]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/2029	355	317
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/2029	1,350	1,354
[2]	Pittsburg Unified School District GO	5.000%	8/1/2039	1,100	1,174
[2]	Pittsburg Unified School District GO	5.000%	8/1/2040	2,010	2,131
[2]	Pittsburg Unified School District GO	5.000%	8/1/2041	3,325	3,499
[2]	Pittsburg Unified School District GO	5.000%	8/1/2042	3,820	3,983
[2]	Pittsburg Unified School District GO	5.000%	8/1/2043	2,000	2,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Pittsburg Unified School District GO	4.125%	8/1/2045	2,000	1,886
	Pittsburg Unified School District GO	3.500%	8/1/2046	740	581
[10]	Pittsburg Unified School District GO TOB VRDO	2.750%	9/4/2025	7,575	7,575
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2031	150	126
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2036	1,500	1,387
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2037	1,500	1,358
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2038	1,000	875
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2039	1,250	1,064
[2]	Placer CA Union High School District GO	0.000%	8/1/2029	4,425	3,997
[2]	Placer CA Union High School District GO	0.000%	8/1/2030	2,400	2,095
[2]	Placer CA Union High School District GO	0.000%	8/1/2031	8,800	7,384
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/2036	425	431
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/2037	925	931
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/2038	515	514
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/2039	865	853
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/2040	880	849
	Pleasanton Unified School District GO	4.000%	8/1/2034	1,050	1,065
	Pomona Unified School District GO	4.000%	8/1/2037	920	938
	Pomona Unified School District GO	5.250%	8/1/2038	1,000	1,101
	Pomona Unified School District GO	5.250%	8/1/2040	1,000	1,083
[2]	Pomona Unified School District GO	2.125%	8/1/2041	3,250	2,189
	Pomona Unified School District GO	5.250%	8/1/2043	1,500	1,591
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2040	1,670	1,844
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2041	2,680	2,926
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2042	3,500	3,786
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2043	2,500	2,680
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2044	1,000	1,065
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	5.000%	8/1/2026	4,045	4,150
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	5.000%	8/1/2026	2,560	2,626
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	5.000%	8/1/2026	4,340	4,453
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	5.000%	8/1/2026	3,615	3,709
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/2027	1,250	1,318
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/2028	1,610	1,697
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/2029	925	971
	Port of Oakland Port, Airport & Marina Revenue, Prere.	5.000%	11/1/2027	25	26
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/2026	125	128
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/2027	115	121
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/2028	125	135
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/2029	150	166
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/2030	170	191
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2031	125	132
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2032	150	158
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2033	155	162
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2034	150	155
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2036	200	204
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2037	175	178
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2040	225	225
	Portola Valley School District GO	3.000%	8/1/2035	875	826
	Portola Valley School District GO	3.000%	8/1/2036	640	593
	Portola Valley School District GO	3.000%	8/1/2037	700	634
	Portola Valley School District GO	3.000%	8/1/2038	675	593
	Portola Valley School District GO	3.000%	8/1/2039	725	622
	Portola Valley School District GO	3.000%	8/1/2040	530	440
[5]	Poway Public Financing Authority Water Revenue	5.000%	6/1/2040	550	592
[5]	Poway Public Financing Authority Water Revenue	5.000%	6/1/2041	365	389
[5]	Poway Public Financing Authority Water Revenue	4.000%	6/1/2043	1,230	1,169
	Poway Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/2026	1,370	1,380
	Poway Unified School District GO	0.000%	8/1/2028	9,070	8,451
	Poway Unified School District GO	0.000%	8/1/2029	10,310	9,337
	Poway Unified School District GO	0.000%	8/1/2030	100	88
	Poway Unified School District GO	0.000%	8/1/2031	2,375	2,000
	Poway Unified School District GO	0.000%	8/1/2034	3,500	2,581
	Poway Unified School District GO	0.000%	8/1/2035	8,475	5,933
	Poway Unified School District GO	0.000%	8/1/2036	9,420	6,239
	Poway Unified School District GO	0.000%	8/1/2038	6,495	3,800
	Poway Unified School District GO	0.000%	8/1/2039	3,445	1,899
	Poway Unified School District GO	0.000%	8/1/2041	3,000	1,458
	Poway Unified School District GO	0.000%	8/1/2046	18,860	6,568
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2025	775	775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2025	1,760	1,760
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2026	1,000	1,002
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2026	2,500	2,571
[6]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2033	1,600	1,809
[6]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2033	2,845	3,116
[6]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2034	1,900	2,123
[6]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2034	3,000	3,255
[6]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2035	1,250	1,384
[6]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2036	1,850	2,026
[6]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2036	500	535
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2025	145	145
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2026	190	193
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2027	315	324
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2029	265	278
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2029	390	409
[2]	Poway Unified School District Special Tax Revenue	5.000%	9/1/2032	345	376
[2]	Poway Unified School District Special Tax Revenue	5.000%	9/1/2032	325	354
[2]	Poway Unified School District Special Tax Revenue	2.875%	9/1/2033	180	168
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/2034	405	379
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2034	500	512
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/2035	235	216
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2036	715	723
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/2037	500	440
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2038	835	826
[2]	Poway Unified School District Special Tax Revenue	3.125%	9/1/2039	565	470
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2040	970	935
[1,10]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.000%	9/2/2025	5,000	5,000
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2026	180	182
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2027	200	204
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2029	240	248
[5]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2032	800	899
[5]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2033	1,000	1,111
[5]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2034	1,000	1,100
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2037	500	472
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2037	3,000	2,912
[5]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2038	4,900	5,192
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2038	800	826
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2039	800	819
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2041	390	345
[2]	Rancho Santiago Community College District GO	0.000%	9/1/2028	1,000	929
[2]	Rancho Santiago Community College District GO	0.000%	9/1/2030	14,450	12,611
	Rancho Water District Financing Authority Water Revenue	3.000%	8/1/2040	5,105	4,292
	Ravenswood CA City School District GO	4.000%	8/1/2032	130	136
	Ravenswood CA City School District GO	4.000%	8/1/2036	270	274
	Ravenswood CA City School District GO	4.000%	8/1/2038	975	973
	Ravenswood CA City School District GO	4.000%	8/1/2040	590	575
[5]	Ravenswood CA City School District GO	5.000%	8/1/2043	2,075	2,171
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/2027	1,350	1,412
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/2030	800	855
[4]	Redding Joint Powers Financing Authority Electric Power & Light Revenue	3.750%	6/1/2035	500	492
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	4.000%	6/1/2045	10,345	9,253
	Redlands Unified School District GO	5.000%	7/1/2043	2,475	2,608
	Redlands Unified School District GO	5.000%	7/1/2044	2,100	2,198
	Redlands Unified School District GO	5.000%	7/1/2045	2,355	2,450
	Redondo Beach Unified School District GO	5.000%	8/1/2041	200	214
	Redondo Beach Unified School District GO	5.000%	8/1/2042	285	302
	Redondo Beach Unified School District GO	5.000%	8/1/2043	250	264
	Redondo Beach Unified School District GO	5.000%	8/1/2044	300	314
	Redondo Beach Unified School District GO	5.000%	8/1/2045	500	522
	Redwood City CA Special Tax Revenue	5.000%	9/1/2029	700	701
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/2038	1,845	1,618
	Redwood City School District GO	3.000%	8/1/2033	1,430	1,405
	Redwood City School District GO	3.000%	8/1/2040	1,490	1,232
	Rialto CA Special Tax Revenue	5.000%	9/1/2043	2,340	2,355
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2028	1,000	1,078
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2030	1,285	1,372
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2032	470	497
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2033	760	800
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2037	8,225	8,508
[5]	Rialto Unified School District COP	5.000%	9/1/2028	285	307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Rialto Unified School District COP	5.000%	9/1/2029	335	368
[5]	Rialto Unified School District COP	5.000%	9/1/2030	350	390
[5]	Rialto Unified School District COP	5.000%	9/1/2031	350	392
[5]	Rialto Unified School District COP	5.000%	9/1/2032	475	536
[5]	Rialto Unified School District COP	5.000%	9/1/2033	850	962
[5]	Rialto Unified School District COP	5.000%	9/1/2034	875	993
[5]	Rialto Unified School District COP	5.000%	9/1/2035	1,555	1,742
[5]	Rialto Unified School District GO	0.000%	8/1/2028	115	106
[5]	Rialto Unified School District GO	0.000%	8/1/2029	140	126
[5]	Rialto Unified School District GO	0.000%	8/1/2030	665	576
[5]	Rialto Unified School District GO	0.000%	8/1/2031	595	494
[5]	Rialto Unified School District GO	0.000%	8/1/2032	925	736
[5]	Rialto Unified School District GO	0.000%	8/1/2033	860	652
[5]	Rialto Unified School District GO	0.000%	8/1/2034	400	288
[5]	Rialto Unified School District GO	0.000%	8/1/2035	825	561
[5]	Rialto Unified School District GO	0.000%	8/1/2036	720	461
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/2035	3,285	3,347
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/2037	2,000	2,016
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/2039	760	796
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.500%	11/1/2029	65	65
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2027	1,065	1,126
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2028	1,225	1,326
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2029	1,600	1,766
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2031	1,000	1,089
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2034	3,025	3,223
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2035	1,210	1,281
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2036	1,670	1,757
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2037	1,600	1,671
[5]	Rio Elementary CA School District BAN GO	0.000%	7/1/2028	3,000	2,774
	Rio Hondo CA Community College District GO	0.000%	8/1/2031	2,045	1,708
	Rio Hondo CA Community College District GO	0.000%	8/1/2035	5,000	3,452
	Rio Hondo CA Community College District GO	5.000%	8/1/2042	795	850
	Rio Hondo CA Community College District GO	5.000%	8/1/2043	500	530
	Rio Hondo CA Community College District GO	5.000%	8/1/2044	1,250	1,316
	Rio Hondo CA Community College District GO	5.000%	8/1/2045	1,250	1,308
[2]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2036	365	392
[2]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2037	300	320
[2]	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/2038	500	496
	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2039	2,180	2,202
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/2041	1,000	894
[2]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/2042	1,000	963
[2]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2042	4,000	4,139
[2]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/2043	1,500	1,455
	River Islands Public Financing Authority Special Tax Revenue	4.500%	9/1/2044	1,660	1,514
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/2046	1,290	1,094
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2040	350	377
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2041	600	640
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2042	515	545
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2043	340	358
	Riverside CA Sewer Revenue	5.000%	8/1/2026	600	617
	Riverside CA Sewer Revenue	5.000%	8/1/2027	1,055	1,116
	Riverside CA Water Revenue	5.000%	10/1/2040	1,250	1,338
	Riverside CA Water Revenue	5.000%	10/1/2042	1,250	1,317
	Riverside Community College District GO	3.000%	8/1/2033	770	750
	Riverside Community College District GO	4.000%	8/1/2034	3,630	3,750
	Riverside Community College District GO	3.000%	8/1/2036	1,795	1,634
	Riverside Community College District GO	3.000%	8/1/2036	2,000	1,821
	Riverside Community College District GO	3.000%	8/1/2037	5,355	4,758
	Riverside Community College District GO	3.000%	8/1/2038	3,775	3,255
	Riverside Community College District GO	3.000%	8/1/2038	7,065	6,092
	Riverside Community College District GO	3.000%	8/1/2039	4,210	3,544
	Riverside Community College District GO	3.000%	8/1/2039	7,240	6,094
	Riverside Community College District GO	3.000%	8/1/2040	2,000	1,642
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2028	500	516
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2030	1,070	1,100
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2032	1,150	1,175
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2035	1,930	1,950
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2036	2,010	2,020
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/2025	9,885	9,928
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/2025	6,095	6,122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2033	3,535	3,673
[5]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2035	1,220	1,259
[5]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	4.000%	10/1/2040	5,000	4,833
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2026	450	463
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2027	300	317
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2028	650	702
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2029	750	827
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2030	770	862
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2031	1,230	1,391
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2032	1,180	1,345
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2033	1,000	1,145
[2]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2027	1,160	1,162
[5]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2032	590	603
[5]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2037	1,015	1,028
[5]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2039	3,750	3,527
[2]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/2029	1,900	1,998
[5]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	3.000%	10/1/2035	340	312
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2031	5,000	4,118
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2032	4,000	3,153
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2033	5,500	4,138
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2034	6,805	4,877
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2037	4,150	4,091
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2038	6,760	6,546
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	3,750	3,511
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2041	3,500	3,217
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2046	1,000	856
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2047	2,502	2,120
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/2030	630	673
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/2031	600	638
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/2032	550	582
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/2033	635	669
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/2034	650	682
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/2035	1,100	1,149
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/2036	935	971
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2027	1,385	1,388
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2029	1,265	1,267
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	1,055	1,056
	Riverside Unified School District GO	4.000%	8/1/2029	850	875
	Riverside Unified School District GO	4.000%	8/1/2030	850	872
	Riverside Unified School District GO	4.000%	8/1/2031	1,250	1,278
	Riverside Unified School District GO	4.000%	8/1/2034	1,135	1,151
	Riverside Unified School District GO	3.000%	8/1/2036	2,000	1,821
	Riverside Unified School District GO	3.000%	8/1/2037	4,800	4,265
	Riverside Unified School District GO	3.000%	8/1/2038	2,310	1,992
	Riverside Unified School District GO	3.000%	8/1/2039	5,000	4,209
	Riverside Unified School District GO	3.000%	8/1/2040	7,500	6,157
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/2039	500	510
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/2044	690	686
[5]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/2027	1,550	1,598
[5]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/2028	1,650	1,723
[5]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/2029	1,820	1,922
	Romoland School District Special Tax Revenue	4.000%	9/1/2026	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/2028	100	103
	Romoland School District Special Tax Revenue	4.000%	9/1/2029	100	103
	Romoland School District Special Tax Revenue	4.000%	9/1/2031	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/2032	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/2033	100	100
	Romoland School District Special Tax Revenue	4.000%	9/1/2034	100	100
	Romoland School District Special Tax Revenue	4.000%	9/1/2035	115	113
	Romoland School District Special Tax Revenue	5.000%	9/1/2038	250	260
	Romoland School District Special Tax Revenue	5.000%	9/1/2039	610	627

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Romoland School District Special Tax Revenue	5.000%	9/1/2043	440	443
	Romoland School District Special Tax Revenue	5.000%	9/1/2044	565	565
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/2032	250	259
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/2033	350	361
	Roseville CA Special Tax Revenue	4.000%	9/1/2026	110	111
	Roseville CA Special Tax Revenue	4.000%	9/1/2026	100	101
	Roseville CA Special Tax Revenue	4.000%	9/1/2027	220	224
	Roseville CA Special Tax Revenue	4.000%	9/1/2027	120	122
	Roseville CA Special Tax Revenue	4.000%	9/1/2028	205	210
	Roseville CA Special Tax Revenue	4.000%	9/1/2028	205	210
	Roseville CA Special Tax Revenue	4.000%	9/1/2029	200	206
	Roseville CA Special Tax Revenue	4.000%	9/1/2029	240	247
	Roseville CA Special Tax Revenue	5.000%	9/1/2029	425	426
	Roseville CA Special Tax Revenue	4.000%	9/1/2030	125	129
	Roseville CA Special Tax Revenue	4.000%	9/1/2030	85	87
	Roseville CA Special Tax Revenue	4.000%	9/1/2031	165	169
	Roseville CA Special Tax Revenue	4.000%	9/1/2032	265	268
	Roseville CA Special Tax Revenue	4.000%	9/1/2033	250	252
	Roseville CA Special Tax Revenue	4.000%	9/1/2033	570	572
	Roseville CA Special Tax Revenue	4.000%	9/1/2034	500	499
	Roseville CA Special Tax Revenue	5.000%	9/1/2034	250	266
	Roseville CA Special Tax Revenue	4.000%	9/1/2036	750	740
	Roseville CA Special Tax Revenue	4.000%	9/1/2036	485	472
	Roseville CA Special Tax Revenue	2.500%	9/1/2037	1,540	1,193
	Roseville CA Special Tax Revenue	5.000%	9/1/2039	1,000	1,017
	Roseville CA Special Tax Revenue	4.000%	9/1/2041	305	274
	Roseville CA Special Tax Revenue	4.000%	9/1/2041	2,290	2,057
	Roseville CA Special Tax Revenue	4.000%	9/1/2041	500	449
	Roseville CA Special Tax Revenue	5.000%	9/1/2044	700	680
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/2027	1,100	1,161
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/2029	750	790
[2]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/2030	2,000	2,099
[2]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/2031	2,665	2,786
[5]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/2026	300	295
[5]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/2027	370	357
[5]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/2028	615	581
[5]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/2035	2,000	1,658
	Roseville Joint Union High School District GO	0.000%	8/1/2026	500	489
	Roseville Joint Union High School District GO	0.000%	8/1/2028	500	456
[2]	Roseville Joint Union High School District GO	0.000%	8/1/2029	3,215	2,887
	Roseville Joint Union High School District GO	0.000%	8/1/2029	1,085	951
	Roseville Joint Union High School District GO	0.000%	8/1/2030	1,000	839
[2]	Roseville Joint Union High School District GO	0.000%	8/1/2031	6,815	5,668
	Roseville Joint Union High School District GO	0.000%	8/1/2031	1,585	1,269
	Roseville Joint Union High School District GO	0.000%	8/1/2033	500	380
	Roseville Joint Union High School District GO	0.000%	8/1/2039	530	280
	Roseville Joint Union High School District GO	0.000%	8/1/2040	500	247
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2027	455	467
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2028	1,725	1,799
[2]	Ross Valley CA School District GO	0.000%	7/1/2026	510	505
	Rowland Unified School District GO	4.000%	8/1/2043	1,000	944
	Rowland Unified School District GO	4.000%	8/1/2045	4,225	3,841
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2026	280	281
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2027	650	651
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2028	250	250
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2029	500	501
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2033	1,280	1,282
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2034	1,340	1,342
	Sacramento Area Flood Control Agency Special Assessment Revenue	4.000%	10/1/2040	2,390	2,313
	Sacramento CA City Unified School District GO	5.000%	8/1/2027	205	215
[2]	Sacramento CA City Unified School District GO	4.000%	7/1/2028	625	654
[5]	Sacramento CA City Unified School District GO	5.000%	7/1/2028	1,000	1,074
[2]	Sacramento CA City Unified School District GO	4.000%	7/1/2029	230	244
[5]	Sacramento CA City Unified School District GO	5.000%	7/1/2029	1,885	2,068
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/2029	200	212
[5]	Sacramento CA City Unified School District GO	5.000%	7/1/2030	2,300	2,566
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/2030	200	214
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/2031	220	233
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/2033	200	208
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/2034	605	625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Sacramento CA City Unified School District GO	6.000%	8/1/2034	1,380	1,690
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/2035	450	462
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/2037	1,000	1,011
[5]	Sacramento CA City Unified School District GO	5.000%	8/1/2038	1,000	1,054
[5]	Sacramento CA City Unified School District GO	5.000%	8/1/2039	2,010	2,109
[5]	Sacramento CA City Unified School District GO	5.000%	8/1/2041	2,000	2,077
[5]	Sacramento CA City Unified School District GO	4.000%	8/1/2042	4,350	4,175
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/2043	3,320	3,496
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/2044	9,730	10,190
[2]	Sacramento CA North Natomas Community Facilities District No. 4 Special Tax Revenue	5.000%	9/1/2029	2,215	2,430
	Sacramento CA Special Tax Revenue	4.000%	9/1/2026	505	510
	Sacramento CA Special Tax Revenue	4.000%	9/1/2028	635	654
	Sacramento CA Special Tax Revenue	4.000%	9/1/2030	260	270
	Sacramento CA Special Tax Revenue	4.000%	9/1/2031	220	226
	Sacramento CA Special Tax Revenue	4.000%	9/1/2032	315	322
	Sacramento CA Special Tax Revenue	4.000%	9/1/2034	560	563
	Sacramento CA Special Tax Revenue	4.000%	9/1/2036	660	649
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2027	1,535	1,604
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2028	1,605	1,716
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2028	1,500	1,605
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2029	1,240	1,324
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2030	930	990
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2031	2,000	2,121
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2031	1,600	1,695
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2032	1,395	1,473
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2033	985	1,036
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2034	1,250	1,310
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2034	1,520	1,592
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2035	2,000	2,089
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2037	2,405	2,492
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2038	1,290	1,330
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2038	1,375	1,417
	Sacramento CA Water Revenue	5.000%	9/1/2042	6,465	6,570
[4]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2027	15,815	14,761
[4]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2031	5,000	3,984
[4]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2034	10,360	7,060
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2027	1,000	1,049
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2027	1,815	1,903
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2028	1,410	1,518
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2030	3,410	3,633
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2031	1,845	1,956
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	665	701
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	1,510	1,593
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2033	750	787
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2036	1,250	1,297
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2037	2,530	2,614
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/2039	1,000	980
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/2040	4,000	3,853
[5]	Sacramento County CA Airport System Port, Airport & Marina Revenue BAN	4.000%	7/1/2038	960	953
[2]	Sacramento County CA COP	5.000%	10/1/2028	695	754
[2]	Sacramento County CA COP	5.000%	10/1/2029	1,700	1,885
	Sacramento County CA Housing Authority Multifamily Tax-Exempt Bonds	4.125%	5/1/2040	2,480	2,315
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2027	2,360	2,452
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2028	3,000	3,164
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2029	3,105	3,308
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2030	7,030	7,521
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2032	3,050	3,258
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2034	3,400	3,580
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2035	1,635	1,708
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2036	1,000	1,036
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2037	1,200	1,234
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2042	5,000	4,964
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2038	1,000	1,098
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2039	1,250	1,362
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2040	2,245	2,425
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2041	1,675	1,788
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2042	2,370	2,503
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2042	2,000	2,124
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2043	3,125	3,270
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2043	2,000	2,103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2045	14,560	13,195
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2045	4,000	4,159
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2030	11,500	12,795
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2035	850	858
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2036	680	681
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2037	950	938
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2038	2,820	2,741
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2039	2,930	2,794
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2040	2,045	1,929
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2041	1,075	1,004
[5]	Salinas City Elementary School District GO	5.000%	8/1/2043	1,050	1,090
	Salinas Union High School District GO	4.000%	8/1/2036	1,000	1,014
	Salinas Union High School District GO	4.000%	8/1/2038	1,200	1,198
	Salinas Union High School District GO	5.000%	8/1/2038	600	672
	Salinas Union High School District GO	4.000%	8/1/2039	1,000	987
	Salinas Union High School District GO	5.000%	8/1/2039	500	553
	Salinas Union High School District GO	4.000%	8/1/2040	1,000	967
	Salinas Union High School District GO	5.000%	8/1/2040	500	547
	Salinas Union High School District GO	5.000%	8/1/2041	1,380	1,462
	Salinas Union High School District GO	5.000%	8/1/2041	650	703
	Salinas Union High School District GO	5.000%	8/1/2042	1,000	1,071
	Salinas Union High School District GO	5.000%	8/1/2043	800	849
	Salinas Union High School District GO	5.000%	8/1/2044	1,000	1,054
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2027	1,245	1,314
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2028	2,315	2,503
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2029	1,415	1,523
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2030	1,115	1,195
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2035	2,500	2,598
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2038	3,250	3,340
[2]	San Bernardino City Unified School District COP	4.375%	10/1/2043	5,000	4,864
[4]	San Bernardino City Unified School District GO	0.000%	8/1/2026	1,300	1,269
[4]	San Bernardino City Unified School District GO	0.000%	8/1/2027	310	294
[4,5]	San Bernardino City Unified School District GO	0.000%	8/1/2027	455	433
[2]	San Bernardino City Unified School District GO	1.250%	8/1/2029	450	412
[2]	San Bernardino City Unified School District GO	4.000%	8/1/2029	1,100	1,168
[2]	San Bernardino City Unified School District GO	0.000%	8/1/2030	11,700	10,119
[2]	San Bernardino City Unified School District GO	5.000%	8/1/2030	630	660
[2]	San Bernardino City Unified School District GO	1.625%	8/1/2031	2,000	1,760
	San Bernardino Community College District GO	5.000%	8/1/2041	2,660	2,894
	San Bernardino Community College District GO	5.000%	8/1/2042	4,000	4,313
	San Bernardino Community College District GO	5.000%	8/1/2043	4,200	4,490
[5]	San Bernardino Community College District GO	0.000%	8/1/2044	7,000	2,811
	San Bernardino Community College District GO	0.000%	8/1/2044	2,500	957
	San Bernardino Community College District GO	0.000%	8/1/2045	2,825	1,015
	San Bernardino Community College District GO, Prere.	4.000%	8/16/2027	665	691
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2027	815	853
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2029	1,315	1,382
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2030	215	225
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2031	2,365	2,469
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2032	2,735	2,846
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2033	815	846
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2034	3,055	3,160
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2035	1,635	1,686
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2036	1,525	1,568
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2037	1,070	1,097
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2038	1,255	1,283
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2042	1,000	1,011
[1,10]	San Diego CA Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	3.830%	9/2/2025	3,000	3,000
	San Diego CA Unified School District GO	0.000%	7/1/2029	3,375	3,059
	San Diego CA Unified School District GO	0.000%	7/1/2029	940	832
	San Diego CA Unified School District GO	0.000%	7/1/2030	2,010	1,711
	San Diego CA Unified School District GO	0.000%	7/1/2030	2,570	2,263
	San Diego CA Unified School District GO	0.000%	7/1/2030	3,330	2,916
	San Diego CA Unified School District GO	5.000%	7/1/2030	1,000	1,133
	San Diego CA Unified School District GO	0.000%	7/1/2031	2,300	1,878
	San Diego CA Unified School District GO	0.000%	7/1/2032	2,000	1,560
	San Diego CA Unified School District GO	0.000%	7/1/2032	2,750	2,220
	San Diego CA Unified School District GO	0.000%	7/1/2034	2,700	2,014
	San Diego CA Unified School District GO	4.000%	7/1/2034	3,000	3,124
	San Diego CA Unified School District GO	5.000%	7/1/2034	3,410	4,016

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego CA Unified School District GO	5.000%	7/1/2034	3,000	3,533
San Diego CA Unified School District GO	0.000%	7/1/2035	1,275	904
San Diego CA Unified School District GO	0.000%	7/1/2035	1,025	681
San Diego CA Unified School District GO	4.000%	7/1/2035	2,000	2,064
San Diego CA Unified School District GO	4.000%	7/1/2036	1,640	1,663
San Diego CA Unified School District GO	4.000%	7/1/2036	2,145	2,175
San Diego CA Unified School District GO	4.000%	7/1/2036	3,000	3,068
San Diego CA Unified School District GO	0.000%	7/1/2037	2,000	1,276
San Diego CA Unified School District GO	3.000%	7/1/2037	4,000	3,624
San Diego CA Unified School District GO	4.000%	7/1/2037	1,735	1,747
San Diego CA Unified School District GO	4.000%	7/1/2037	1,585	1,596
San Diego CA Unified School District GO	5.000%	7/1/2037	2,770	3,121
San Diego CA Unified School District GO	3.000%	7/1/2038	5,095	4,486
San Diego CA Unified School District GO	4.000%	7/1/2038	1,805	1,802
San Diego CA Unified School District GO	5.000%	7/1/2038	1,805	2,008
San Diego CA Unified School District GO	0.000%	7/1/2039	4,160	2,352
San Diego CA Unified School District GO	4.000%	7/1/2039	1,570	1,550
San Diego CA Unified School District GO	4.000%	7/1/2039	2,030	2,004
San Diego CA Unified School District GO	5.000%	7/1/2039	360	390
San Diego CA Unified School District GO	5.000%	7/1/2039	3,000	3,308
San Diego CA Unified School District GO	0.000%	7/1/2040	1,500	795
San Diego CA Unified School District GO	5.000%	7/1/2040	485	520
San Diego CA Unified School District GO	5.000%	7/1/2040	2,820	3,082
San Diego CA Unified School District GO	5.000%	7/1/2041	620	659
San Diego CA Unified School District GO	5.000%	7/1/2041	1,000	1,082
San Diego CA Unified School District GO	5.000%	7/1/2041	5,050	5,466
San Diego CA Unified School District GO	5.000%	7/1/2041	2,635	2,952
San Diego CA Unified School District GO	0.000%	7/1/2042	2,800	1,305
San Diego CA Unified School District GO	5.000%	7/1/2042	430	453
San Diego CA Unified School District GO	5.000%	7/1/2042	520	558
San Diego CA Unified School District GO	5.000%	7/1/2042	4,225	4,532
San Diego CA Unified School District GO	5.000%	7/1/2042	2,600	2,874
San Diego CA Unified School District GO	0.000%	7/1/2043	1,000	438
San Diego CA Unified School District GO	5.000%	7/1/2043	600	638
San Diego CA Unified School District GO	5.000%	7/1/2043	4,000	4,251
San Diego CA Unified School District GO	5.000%	7/1/2043	520	564
San Diego CA Unified School District GO	0.000%	7/1/2044	3,000	1,239
San Diego CA Unified School District GO	5.000%	7/1/2044	680	717
San Diego CA Unified School District GO	5.000%	7/1/2044	1,575	1,660
San Diego CA Unified School District GO	5.000%	7/1/2044	655	704
San Diego CA Unified School District GO	0.000%	7/1/2045	4,840	1,886
San Diego CA Unified School District GO	4.000%	7/1/2045	1,875	1,702
San Diego CA Unified School District GO	5.000%	7/1/2045	1,380	1,444
San Diego CA Unified School District GO	5.000%	7/1/2045	500	533
San Diego CA Unified School District GO	4.000%	7/1/2046	2,500	2,241
San Diego CA Unified School District GO, ETM	0.000%	7/1/2026	4,925	4,821
San Diego CA Unified School District GO, ETM	0.000%	7/1/2026	3,500	3,426
San Diego CA Unified School District GO, ETM	0.000%	7/1/2027	5,470	5,221
San Diego CA Unified School District GO, ETM	0.000%	7/1/2027	1,370	1,308
San Diego CA Unified School District GO, ETM	0.000%	7/1/2027	1,690	1,613
San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	1,115	1,038
San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	960	893
San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	2,390	2,224
San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	3,535	3,290
San Diego CA Unified School District GO, ETM	0.000%	7/1/2029	310	281
San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	625	548
San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	3,915	3,430
San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	5,220	4,573
San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	1,000	876
San Diego Community College District GO	4.000%	8/1/2041	1,450	1,432
San Diego Community College District GO	4.000%	8/1/2042	2,000	1,900
San Diego Community College District GO	4.000%	8/1/2043	2,000	1,868
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2027	2,035	2,134
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2028	1,140	1,225
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2029	2,755	3,024
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2030	780	852
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2031	1,600	1,737
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2032	1,000	1,037
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	1,315	1,360
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	455	497

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	800	890
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,870	1,996
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,010	1,041
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	2,925	3,103
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	1,000	1,028
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	2,765	2,835
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	410	439
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2037	8,000	8,037
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2037	1,600	1,618
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	1,690	1,729
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	560	595
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	2,850	3,007
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	585	617
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	1,625	1,730
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	3,035	3,176
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	615	643
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	6,025	6,248
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	650	675
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	1,000	1,066
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2041	2,520	2,385
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	2,250	2,379
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	680	727
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	3,000	3,032
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	2,500	2,617
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,350	1,426
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	1,455	1,510
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	1,220	1,276
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	2,470	2,508
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	2,935	3,052
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	3,190	3,300
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2038	3,665	3,961
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2041	2,250	2,421
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2042	2,000	2,129
	San Diego County Water Authority Water Revenue	5.000%	5/1/2028	3,000	3,236
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	9,930	9,487
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2035	1,110	1,214
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2037	3,360	3,502
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2040	1,500	1,623
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2042	2,500	2,655
[10]	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue TOB VRDO	2.760%	9/4/2025	7,025	7,025
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2038	1,000	1,064
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2040	800	857
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2041	1,630	1,699
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2042	1,000	1,051
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2043	1,420	1,492
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2044	1,000	1,041
[2]	San Diego Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	0.000%	9/1/2026	3,665	3,574
	San Dieguito School Facilities Financing Authority Special Tax Revenue	5.000%	3/1/2032	1,000	1,053
	San Dieguito Union High School District GO	3.000%	8/1/2037	1,125	1,019
	San Dieguito Union High School District GO	3.000%	8/1/2038	5,690	4,998
	San Dieguito Union High School District GO	3.000%	8/1/2039	1,220	1,044
	San Dieguito Union High School District GO	3.000%	8/1/2040	2,235	1,848
	San Dieguito Union High School District GO	3.000%	8/1/2041	1,250	1,008
[6]	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2032	10,000	11,620
[6]	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2033	7,815	9,157
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2034	4,005	4,087
[6]	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2034	8,500	9,980
[6]	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2034	8,250	9,686
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2035	1,625	1,648
[6]	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2035	6,635	7,795
[6]	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2035	8,000	9,398
[6]	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2036	3,700	4,277
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2039	2,500	1,750
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2040	2,000	1,335
[6]	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	3,500	3,838
[6]	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2041	2,390	2,593
[6]	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2042	3,805	4,078
[6]	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	3,255	3,456
[6]	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2044	1,810	1,911
[6]	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2045	2,385	2,503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2034	1,615	1,622
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2039	2,240	2,185
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	10,410	7,938
	San Francisco CA City & County (49 South Van Ness Project) COP	4.000%	4/1/2031	1,915	1,953
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2030	2,180	2,265
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2031	2,265	2,334
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2032	2,355	2,414
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2033	2,450	2,499
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/2029	3,035	3,186
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2030	8,085	8,115
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/2030	6,225	6,500
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2031	8,405	8,414
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	10/1/2031	6,075	6,068
	San Francisco CA City & County (Music Concourse Garage Project) COP	5.000%	4/1/2042	500	527
	San Francisco CA City & County (Music Concourse Garage Project) COP	4.000%	4/1/2043	500	460
	San Francisco CA City & County (Music Concourse Garage Project) COP	5.000%	4/1/2044	325	338
	San Francisco CA City & County (Music Concourse Garage Project) COP	4.000%	4/1/2045	125	112
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2042	1,000	1,040
	San Francisco CA City & County COP	4.000%	4/1/2043	1,065	980
	San Francisco CA City & County COP	4.000%	4/1/2044	1,260	1,135
	San Francisco CA City & County COP	4.000%	4/1/2045	7,590	6,760
	San Francisco CA City & County COP	4.000%	4/1/2045	800	715
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/2026	150	151
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/2031	375	381
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/2036	2,100	2,031
	San Francisco CA City & County GO	5.000%	6/15/2028	1,000	1,082
	San Francisco CA City & County GO	2.000%	6/15/2031	1,815	1,671
	San Francisco CA City & County GO	2.000%	6/15/2032	4,110	3,689
	San Francisco CA City & County GO	4.000%	6/15/2032	5,460	5,633
	San Francisco CA City & County GO	2.000%	6/15/2033	4,775	4,168
	San Francisco CA City & County GO	4.000%	6/15/2035	200	203
	San Francisco CA City & County GO	4.000%	6/15/2037	1,145	1,153
	San Francisco CA City & County GO	4.000%	6/15/2042	4,500	4,316
	San Francisco CA City & County GO	4.000%	6/15/2042	3,270	3,136
[10]	San Francisco CA City & County Infrastructure & Revitalization Fing District No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/2032	500	538
[10]	San Francisco CA City & County Infrastructure & Revitalization Fing District No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/2032	420	452
[10]	San Francisco CA City & County Infrastructure & Revitalization Fing District No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/2037	500	516
	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue	5.000%	2/1/2046	3,980	3,921
[10]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	4.050%	9/2/2025	45,900	45,900
[1,5,10]	San Francisco CA City & County MultiFamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.800%	9/4/2025	15,050	15,050
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	5,400	6,200
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	2,585	2,968
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2038	4,330	4,969
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	2,775	3,160
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	2,500	2,435
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	1,550	1,678
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	1,570	1,781
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2041	2,000	1,895
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2041	2,530	2,705
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2041	1,000	1,081
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2042	3,200	3,376
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2042	750	800
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	2,220	2,325
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	2,795	2,928
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	1,480	1,550
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	570	602
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	1,675	1,845
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	5,000	5,468
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	9,090	9,598
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	2,000	2,166
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2037	7,750	7,828
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2037	10,800	11,344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2038	8,705	8,731
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2038	10,000	10,431
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2039	4,875	4,786
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2040	1,720	1,665
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2040	3,500	3,752
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2041	2,250	2,379
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2042	2,750	2,882
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	3,250	3,367
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	1,555	1,617
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2044	2,635	2,726
	San Francisco City & County Port Commission Port, Airport & Marina Revenue	4.000%	3/1/2039	1,240	1,235
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/2039	1,235	1,218
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2034	3,550	3,733
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2037	3,135	3,249
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2038	4,790	4,938
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2038	1,000	1,088
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2039	1,400	1,382
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2041	1,595	1,688
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2043	1,890	1,734
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	25,340	25,717
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2046	11,725	12,104
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	35,300	37,310
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/2028	495	532
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	1,375	1,596
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	1,000	1,161
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	1,490	1,730
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	1,500	1,741
[2]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2039	1,100	1,204
[2]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2040	1,500	1,629
[2]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2041	1,655	1,778
[2]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2042	1,250	1,331
[2]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2043	1,000	1,059
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2026	510	522
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2028	885	904
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2029	755	771
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2030	605	617
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2031	935	952
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2032	860	874
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2033	750	761
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2034	555	563
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2035	620	628
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2036	780	789
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2027	140	140
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2029	460	461
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2031	400	400
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2032	450	457
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2032	1,000	1,017

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2033	670	680
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2033	660	670
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2034	700	710
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2034	660	669
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2035	400	405
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2035	900	911
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2036	350	354
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2036	625	632
[2]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Transbay Infrastructure Projects)	5.000%	8/1/2043	2,210	2,306
	San Francisco Community College District GO	5.000%	6/15/2029	760	835
[5]	San Francisco Community College District GO	5.000%	6/15/2030	575	645
	San Francisco Community College District GO	5.000%	6/15/2031	500	554
[5]	San Francisco Community College District GO	5.000%	6/15/2031	430	488
	San Francisco Community College District GO	5.000%	6/15/2032	805	886
[5]	San Francisco Community College District GO	5.000%	6/15/2032	575	659
	San Francisco Community College District GO	4.000%	6/15/2033	850	884
[5]	San Francisco Community College District GO	5.000%	6/15/2033	750	863
	San Francisco Community College District GO	4.000%	6/15/2034	595	614
[5]	San Francisco Community College District GO	5.000%	6/15/2034	800	923
[5]	San Francisco Community College District GO	5.000%	6/15/2039	1,200	1,302
[5]	San Francisco Community College District GO	5.000%	6/15/2040	1,600	1,716
[5]	San Francisco Community College District GO	5.000%	6/15/2041	5,300	5,627
[5]	San Francisco Community College District GO	5.000%	6/15/2042	5,665	5,956
[5]	San Francisco Community College District GO	5.000%	6/15/2043	6,335	6,615
[5]	San Francisco Community College District GO	5.000%	6/15/2044	5,000	5,196
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2032	1,310	1,305
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2041	620	587
	San Francisco Unified School District GO	4.000%	6/15/2033	3,140	3,168
	San Francisco Unified School District GO	5.000%	6/15/2033	1,220	1,392
	San Francisco Unified School District GO	5.000%	6/15/2034	1,410	1,593
	San Francisco Unified School District GO	4.000%	6/15/2035	2,010	2,010
	San Francisco Unified School District GO	5.000%	6/15/2035	1,200	1,340
	San Francisco Unified School District GO	4.000%	6/15/2036	2,540	2,526
	San Francisco Unified School District GO	5.000%	6/15/2036	2,750	3,039
	San Francisco Unified School District GO	5.000%	6/15/2037	7,565	8,020
	San Francisco Unified School District GO	3.000%	6/15/2038	9,120	7,962
	San Francisco Unified School District GO	5.000%	6/15/2038	4,000	4,210
	San Francisco Unified School District GO	3.000%	6/15/2039	9,000	7,665
	San Francisco Unified School District GO	5.000%	6/15/2039	2,065	2,161
	San Francisco Unified School District GO	5.000%	6/15/2039	2,750	2,953
	San Francisco Unified School District GO	3.000%	6/15/2040	7,025	5,841
	San Francisco Unified School District GO	5.000%	6/15/2040	3,000	3,199
	San Francisco Unified School District GO	5.000%	6/15/2041	1,100	1,163
	San Francisco Unified School District GO	5.000%	6/15/2042	1,395	1,464
	San Francisco Unified School District GO	5.000%	6/15/2043	1,855	1,935
	San Gabriel Unified School District GO	0.000%	8/1/2036	1,300	836
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/2028	1,080	1,100
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/2029	1,165	1,184
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/2030	1,225	1,243
[2]	San Jacinto Unified School District COP	5.000%	9/1/2029	1,255	1,378
[2]	San Jacinto Unified School District COP	5.000%	9/1/2031	1,385	1,536
[2]	San Jacinto Unified School District COP	5.000%	9/1/2033	1,525	1,664
[2]	San Jacinto Unified School District COP	5.000%	9/1/2035	1,685	1,810
[5]	San Jacinto Unified School District GO	3.750%	8/1/2041	300	271
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2033	7,115	7,330
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2034	1,485	1,526
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2038	3,385	3,539
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2041	2,645	2,725
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2041	17,480	17,674
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2027	100	96
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2031	140	117
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	1,160	927

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2034	725	527
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	10,725	11,013
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	8,945	9,185
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2035	120	83
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2035	1,730	1,759
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2036	1,415	1,428
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2037	435	435
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2038	610	603
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2039	315	306
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2040	485	461
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2044	2,000	1,781
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/2044	2,200	2,200
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2026	200	203
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2027	170	177
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2028	225	239
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2029	275	298
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2030	375	412
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2031	700	774
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2032	725	805
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2033	760	837
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2034	765	840
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2035	370	380
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2036	375	382
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2037	1,000	1,010
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2038	620	623
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2039	755	755
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2040	1,275	1,268
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/2035	72,790	80,710
	San Jose CA Local or Guaranteed Housing Revenue	5.000%	9/1/2044	9,245	9,299
	San Jose CA Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	2,000	2,032
	San Jose Evergreen Community College District GO	4.000%	9/1/2031	700	725
	San Jose Evergreen Community College District GO	4.000%	9/1/2032	985	1,015
	San Jose Evergreen Community College District GO	4.000%	9/1/2033	850	871
	San Jose Evergreen Community College District GO	3.000%	9/1/2037	2,250	2,005
	San Jose Evergreen Community College District GO	3.000%	9/1/2038	4,150	3,603
	San Jose Evergreen Community College District GO	3.000%	9/1/2039	3,500	2,973
	San Jose Evergreen Community College District GO	4.000%	9/1/2041	2,600	2,558
	San Jose Evergreen Community College District GO	4.000%	9/1/2042	2,345	2,268
	San Jose Evergreen Community College District GO	4.000%	9/1/2043	1,500	1,433
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2039	1,325	1,439
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2040	2,000	2,148
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2042	1,250	1,315
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2027	2,455	2,579
[4]	San Jose Unified School District GO	0.000%	8/1/2028	8,455	7,918
	San Juan Unified School District GO	4.000%	8/1/2028	1,765	1,858
	San Juan Unified School District GO	4.000%	8/1/2030	700	731
	San Juan Unified School District GO	4.000%	8/1/2031	1,000	1,037
	San Juan Unified School District GO	4.000%	8/1/2032	1,270	1,311
	San Juan Unified School District GO	3.000%	8/1/2036	2,630	2,395
	San Juan Unified School District GO	2.375%	8/1/2040	2,000	1,441
	San Juan Unified School District GO	2.375%	8/1/2041	1,955	1,363
	San Juan Unified School District GO	4.000%	8/1/2041	1,500	1,444
	San Juan Unified School District GO	5.000%	8/1/2041	4,000	4,159
	San Juan Unified School District GO	4.000%	8/1/2042	2,500	2,333
	San Juan Unified School District GO	5.250%	8/1/2042	10,585	11,501
	San Juan Unified School District GO	4.000%	8/1/2043	2,510	2,301
	San Juan Unified School District GO	5.250%	8/1/2043	5,000	5,391
	San Juan Unified School District GO	4.000%	8/1/2044	4,665	4,206
	San Juan Unified School District GO	5.250%	8/1/2044	4,000	4,288
[5]	San Leandro Unified School District GO	4.000%	8/1/2028	200	209
[5]	San Leandro Unified School District GO	4.000%	8/1/2030	355	368
[5]	San Leandro Unified School District GO	4.000%	8/1/2031	415	426
[5]	San Leandro Unified School District GO	4.000%	8/1/2032	500	511
[5]	San Leandro Unified School District GO	4.000%	8/1/2033	400	407
[5]	San Leandro Unified School District GO	4.000%	8/1/2034	670	680
[5]	San Leandro Unified School District GO	4.000%	8/1/2034	1,200	1,241
[5]	San Leandro Unified School District GO	4.000%	8/1/2035	275	277
[5]	San Leandro Unified School District GO	4.000%	8/1/2035	1,325	1,360
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2028	155	159
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2030	120	124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2032	100	102
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2033	100	101
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2036	325	320
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2039	660	616
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2041	150	136
	San Luis Obispo County Community College District GO	4.000%	8/1/2040	500	494
	San Luis Obispo County Community College District GO	4.000%	8/1/2041	700	682
	San Luis Obispo County Community College District GO	4.000%	8/1/2042	900	864
	San Luis Obispo County Community College District GO	4.000%	8/1/2043	900	845
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/2040	2,540	2,754
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/2041	1,665	1,788
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/2042	1,615	1,721
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2027	600	631
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2028	890	935
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2030	750	785
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2031	1,060	1,105
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2032	850	883
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2033	1,135	1,175
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2035	1,000	1,028
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2036	1,325	1,356
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2037	1,750	1,785
	San Marcos Unified School District GO	0.000%	8/1/2030	2,000	1,744
	San Marcos Unified School District GO	0.000%	8/1/2031	2,000	1,676
	San Marcos Unified School District GO	0.000%	8/1/2032	1,165	942
	San Marcos Unified School District GO	0.000%	8/1/2032	2,500	2,009
	San Marcos Unified School District GO	5.000%	8/1/2034	1,300	1,532
	San Marcos Unified School District GO	5.000%	8/1/2035	1,355	1,584
	San Marcos Unified School District GO	5.000%	8/1/2036	1,200	1,383
	San Marcos Unified School District GO	0.000%	8/1/2041	3,000	1,440
	San Marcos Unified School District GO	5.000%	8/1/2041	1,750	1,895
	San Marcos Unified School District GO	5.000%	8/1/2041	900	975
	San Marcos Unified School District GO	0.000%	8/1/2042	1,140	520
	San Marcos Unified School District GO	5.000%	8/1/2042	4,050	4,343
	San Marcos Unified School District GO	0.000%	8/1/2043	1,500	644
	San Marcos Unified School District GO	5.000%	8/1/2043	4,000	4,250
	San Marcos Unified School District GO	5.000%	8/1/2044	780	821
	San Marcos Unified School District GO	5.000%	8/1/2045	890	931
[4]	San Mateo County Community College District GO	0.000%	9/1/2028	6,550	6,127
[4]	San Mateo County Community College District GO	0.000%	3/1/2031	2,375	2,058
	San Mateo County Community College District GO	4.000%	9/1/2034	2,670	2,725
[4]	San Mateo County Community College District GO	0.000%	9/1/2035	11,000	7,833
[4]	San Mateo County Community College District GO	0.000%	9/1/2036	18,855	12,729
	San Mateo Foster City CA School District GO	4.000%	8/1/2042	1,000	963
	San Mateo Foster City CA School District GO	4.000%	8/1/2043	1,200	1,129
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/2035	1,535	1,568
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/2036	1,505	1,605
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/2037	2,750	2,768
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/2039	1,275	1,259
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2037	4,755	4,280
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2038	4,900	4,286
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2039	5,045	4,306
[2]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2035	4,875	5,114
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2036	6,075	6,347
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2037	6,435	6,697
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2043	7,075	7,210
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue, Prere.	4.000%	7/15/2026	5,000	5,075
	San Mateo Union High School District GO, Prere.	4.000%	9/1/2025	3,155	3,155
[2]	San Pablo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2042	3,815	3,610
[4]	San Rafael CA City High School District GO	0.000%	8/1/2026	3,315	3,242
[4]	San Rafael CA City High School District GO	0.000%	8/1/2029	6,505	5,866
	San Rafael CA City High School District GO	4.000%	8/1/2035	1,075	1,098
	San Rafael CA City High School District GO	4.000%	8/1/2036	1,200	1,217
	San Rafael CA City High School District GO	3.000%	8/1/2038	2,875	2,532
	San Rafael CA City High School District GO	3.000%	8/1/2039	2,500	2,139
	San Rafael CA City High School District GO	3.000%	8/1/2040	1,450	1,195
[4]	San Rafael City Elementary School District GO	0.000%	8/1/2028	3,175	2,936
[4]	San Rafael City Elementary School District GO	0.000%	8/1/2029	3,025	2,716
	San Rafael City Elementary School District GO	3.000%	8/1/2037	825	736
[9]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2027	1,700	1,632
[9]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2028	1,800	1,676

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	San Ramon Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	2/1/2026	1,595	1,598
[5]	San Ramon Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	2/1/2027	1,670	1,673
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2026	100	101
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2027	100	103
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2028	115	120
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2029	100	106
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2030	105	112
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2031	200	213
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2032	125	132
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2036	530	544
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2037	300	305
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	2.250%	8/1/2038	290	220
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	2.375%	8/1/2039	870	654
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2040	300	294
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2045	900	819
[4]	San Ysidro School District GO	0.000%	8/1/2026	4,770	4,647
[4]	San Ysidro School District GO	0.000%	8/1/2029	1,100	976
[2]	San Ysidro School District GO	5.000%	8/1/2040	1,115	1,186
[2]	San Ysidro School District GO	5.000%	8/1/2040	1,105	1,176
[2]	San Ysidro School District GO	5.000%	8/1/2041	1,155	1,219
[2]	San Ysidro School District GO	5.000%	8/1/2041	1,220	1,288
[5]	San Ysidro School District GO	5.000%	8/1/2045	2,840	2,947
[2]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2033	435	489
[2]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2038	2,000	2,148
[2]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2041	6,780	7,138
[5]	Sanger Unified School District GO	3.000%	8/1/2035	680	628
[5]	Sanger Unified School District GO	3.000%	8/1/2036	750	683
[5]	Sanger Unified School District GO	3.000%	8/1/2037	820	735
[5]	Sanger Unified School District GO	4.000%	8/1/2037	330	336
[5]	Sanger Unified School District GO	3.000%	8/1/2039	375	322
[5]	Sanger Unified School District GO	4.000%	8/1/2039	330	331
[5]	Sanger Unified School District GO	4.000%	8/1/2040	250	248
[5]	Sanger Unified School District GO	4.000%	8/1/2041	325	316
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2029	350	360
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2030	500	513
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2031	510	521
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2032	500	510
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2033	880	895
[2]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/2032	1,750	1,390
[4]	Santa Ana Unified School District GO	0.000%	8/1/2031	4,020	3,332
[2]	Santa Ana Unified School District GO	0.000%	8/1/2034	11,400	8,352
[2]	Santa Ana Unified School District GO	0.000%	8/1/2037	3,330	2,064
	Santa Ana Unified School District GO	4.000%	8/1/2045	5,680	5,126
	Santa Barbara County College School District GO	0.000%	8/1/2033	1,000	770
	Santa Barbara Unified School District GO	4.000%	8/1/2030	875	898
	Santa Clara County CA GO	3.500%	8/1/2038	70	64
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2036	2,000	1,856
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2037	2,000	1,813
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	2,000	1,756
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	2,500	2,195
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2039	2,000	1,706
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2040	2,000	1,660
	Santa Clara Unified School District GO	3.000%	7/1/2032	390	389
	Santa Clara Unified School District GO	3.250%	7/1/2044	7,000	5,617
[4]	Santa Clarita Community College District GO	0.000%	8/1/2028	400	373
[2]	Santa Clarita Community College District GO	0.000%	8/1/2029	3,030	2,749
[2]	Santa Clarita Community College District GO	0.000%	8/1/2030	2,160	1,896
	Santa Clarita Community College District GO	3.000%	8/1/2033	350	344
	Santa Clarita Community College District GO	3.000%	8/1/2037	800	714
	Santa Clarita Community College District GO	3.000%	8/1/2038	750	653
	Santa Clarita Community College District GO	3.000%	8/1/2039	900	762
	Santa Clarita Community College District GO	3.000%	8/1/2040	800	657
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/2031	375	376
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/2032	340	337
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/2034	435	370
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/2035	445	373
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/2036	250	207
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/2038	400	314
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/2041	555	405
	Santa Cruz City High School District GO	2.000%	8/1/2038	2,955	2,199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Cruz City High School District GO	2.125%	8/1/2039	3,070	2,255
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2031	110	115
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2032	140	145
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2033	135	139
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2034	250	256
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2045	1,000	901
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/2036	800	743
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/2039	900	775
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/2040	700	583
	Santa Monica CA Water Revenue	3.000%	8/1/2038	1,535	1,375
	Santa Monica CA Water Revenue	3.000%	8/1/2039	2,565	2,259
	Santa Monica CA Water Revenue	3.000%	8/1/2040	2,575	2,184
	Santa Monica CA Water Revenue	3.000%	8/1/2041	1,775	1,468
	Santa Monica Community College District GO	5.000%	8/1/2031	600	642
	Santa Monica Community College District GO	4.000%	8/1/2033	500	513
	Santa Monica Community College District GO	4.000%	8/1/2034	655	669
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/2041	665	646
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2028	100	104
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2029	150	156
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2030	220	228
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2032	350	358
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2034	500	508
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2036	345	347
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/2042	1,600	1,254
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2044	3,885	4,069
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2045	4,480	4,669
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/2026	920	945
[2,9]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/2028	11,095	10,336
[5]	Santa Rosa Elementary School District GO	4.000%	8/1/2036	750	756
[5]	Santa Rosa Elementary School District GO	4.000%	8/1/2038	915	913
[5]	Santa Rosa Elementary School District GO	4.000%	8/1/2042	1,000	937
[5]	Santa Rosa High School District GO	4.000%	8/1/2035	1,520	1,536
[2]	Santa Rosa High School District GO	5.000%	8/1/2035	750	767
[5]	Santa Rosa High School District GO	4.000%	8/1/2037	425	426
[5]	Santa Rosa High School District GO	4.000%	8/1/2040	1,105	1,080
[5]	Santa Rosa High School District GO	4.000%	8/1/2041	1,000	949
	Santa Rosa High School District GO	5.000%	8/1/2041	505	541
[5]	Santa Rosa High School District GO	4.000%	8/1/2042	2,275	2,135
	Santa Rosa High School District GO	4.000%	8/1/2042	3,315	3,179
	Santa Rosa High School District GO	5.000%	8/1/2042	1,000	1,061
	Santa Rosa High School District GO	5.000%	8/1/2044	1,170	1,223
[4]	Saratoga Union School District GO	0.000%	3/1/2028	2,000	1,889
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/2026	690	700
[5]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/2030	500	526
[5]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/2033	600	610
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2036	2,375	2,175
[2]	Savanna School District GO	0.000%	8/1/2044	1,765	697
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	300	302
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	660	696
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	945	1,012
[2]	Simi Valley Unified School District GO	0.000%	8/1/2026	3,030	2,968
[2]	Simi Valley Unified School District GO	0.000%	8/1/2027	2,950	2,823
[2]	Simi Valley Unified School District GO	0.000%	8/1/2028	4,785	4,467
[2]	Simi Valley Unified School District GO	0.000%	8/1/2030	2,975	2,614
	Simi Valley Unified School District GO	4.000%	8/1/2032	200	204
	Simi Valley Unified School District GO	3.000%	8/1/2035	525	491
	Simi Valley Unified School District GO	3.000%	8/1/2036	750	683
	Simi Valley Unified School District GO	3.000%	8/1/2037	500	446
[2]	Solana Beach School District Special Tax Revenue	5.000%	9/1/2035	225	253
[2]	Solana Beach School District Special Tax Revenue	5.000%	9/1/2037	500	551
[2]	Solana Beach School District Special Tax Revenue	5.000%	9/1/2038	240	261
[2]	Solana Beach School District Special Tax Revenue	5.000%	9/1/2039	300	323
[2]	Solana Beach School District Special Tax Revenue	4.000%	9/1/2042	1,650	1,578
	Solano County Community College District GO	5.000%	8/1/2040	550	600
	Solano County Community College District GO	5.000%	8/1/2041	600	649
	Solano County Community College District GO	5.000%	8/1/2042	4,000	4,296
	Solano County Community College District GO	4.000%	8/1/2043	750	712
	Solano Irrigation District COP	4.000%	8/1/2041	3,935	3,741
	Sonoma County Junior College District GO	3.000%	8/1/2039	2,055	1,739
	Sonoma Valley Unified School District GO	0.000%	8/1/2029	1,500	1,358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sonoma Valley Unified School District GO	0.000%	8/1/2030	3,500	3,059
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2031	310	335
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2032	485	521
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2033	905	966
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2034	1,300	1,382
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2037	2,165	2,259
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2038	2,540	2,627
[2]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/2031	10	11
[2]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/2032	15	16
[2]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/2033	30	33
[2]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/2034	45	49
[2]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/2037	75	82
[2]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/2038	90	98
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/2027	1,400	1,477
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/2028	950	1,027
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/2029	2,050	2,264
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/2033	355	373
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/2037	550	560
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/2040	700	691
	South San Francisco Unified School District GO	4.000%	9/1/2041	1,685	1,641
	South San Francisco Unified School District GO	4.000%	9/1/2042	1,855	1,769
[2]	South Tahoe Joint Powers Financing Authority Tax Increment/Allocation Revenue (South Tahoe Redevelopment Project)	4.000%	10/1/2034	1,000	1,000
	Southern California Metropolitan Water District Water Revenue	4.000%	10/1/2028	1,825	1,932
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2028	3,440	3,755
	Southern California Metropolitan Water District Water Revenue	4.000%	10/1/2029	1,145	1,228
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2029	2,610	2,918
	Southern California Metropolitan Water District Water Revenue	4.000%	10/1/2030	4,445	4,798
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2035	1,500	1,694
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	16,400	17,488
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	1,685	1,838
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2038	1,910	2,007
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	1,850	2,003
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2040	2,000	2,147
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2043	1,225	1,300
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2044	1,490	1,572
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2031	3,975	4,429
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2027	155	155
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2032	1,200	1,343
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	63,970	67,774
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2031	5,675	6,316
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	3,500	3,589
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2043	6,500	6,631
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2043	10,045	10,248
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/2039	1,305	1,248
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/2040	625	594
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	480	522
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	995	1,098
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2034	650	729
[5]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2035	650	725
[5]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2036	750	832
[5]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2037	915	1,003
[5]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2038	1,175	1,261
[5]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2039	2,000	2,145
[5]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2040	1,600	1,698
[5]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2041	2,000	2,139
[5]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2042	1,320	1,398
[5]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2043	1,700	1,792
[5]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2044	1,200	1,260
[5]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2045	1,750	1,822
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2032	1,110	1,219
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2035	1,000	1,079
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	5,240	5,268
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2029	450	489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2031	400	445
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2032	530	593
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2033	450	506
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2041	8,780	9,133
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	6,250	6,443
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2043	12,125	12,448
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	1,145	1,172
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2045	10,280	10,426
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	11,430	12,158
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/2028	3,875	4,133
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/2036	2,600	2,741
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	3.800%	9/2/2025	65,800	65,800
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2028	2,425	2,539
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2029	395	418
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2033	11,385	12,100
	Southwestern Community College District GO	4.000%	8/1/2031	300	307
	Southwestern Community College District GO	4.000%	8/1/2032	250	255
	Southwestern Community College District GO	4.000%	8/1/2033	300	305
	Southwestern Community College District GO	4.000%	8/1/2036	1,360	1,374
	Southwestern Community College District GO	4.000%	8/1/2037	400	405
	Southwestern Community College District GO	3.000%	8/1/2038	900	789
	Southwestern Community College District GO	5.000%	8/1/2039	500	550
	Southwestern Community College District GO	3.000%	8/1/2040	2,425	2,005
	Southwestern Community College District GO	5.000%	8/1/2040	500	545
	Southwestern Community College District GO	0.000%	8/1/2041	1,500	732
	Southwestern Community College District GO	5.250%	8/1/2041	750	824
	Southwestern Community College District GO	5.250%	8/1/2042	1,000	1,088
	Southwestern Community College District GO	5.250%	8/1/2043	1,530	1,647
	Southwestern Community College District GO	5.250%	8/1/2044	2,000	2,139
	Southwestern Community College District GO	5.250%	8/1/2045	1,000	1,066
	St. Helena Unified School District GO	4.000%	8/1/2027	3,180	3,299
	State Center Community College District GO	3.000%	8/1/2034	1,500	1,472
	State Center Community College District GO	3.000%	8/1/2040	5,000	4,104
	Stockton Community Facilities District Special Tax Revenue	5.000%	9/1/2039	750	765
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	2,200	2,321
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	1,815	1,961
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	1,765	1,889
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	1,635	1,731
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	1,290	1,359
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	1,590	1,668
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	1,550	1,618
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/2027	1,600	1,685
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/2028	1,115	1,202
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/2029	1,105	1,217
[2]	Stockton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	2,890	2,943
[2]	Stockton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2034	2,070	2,104
[2]	Stockton Unified School District GO	0.000%	8/1/2027	740	706
[2]	Stockton Unified School District GO	5.000%	7/1/2028	1,395	1,509
[2]	Stockton Unified School District GO	5.000%	8/1/2028	1,190	1,290
[2]	Stockton Unified School District GO	5.000%	8/1/2028	2,500	2,711
[2]	Stockton Unified School District GO	5.000%	8/1/2028	1,400	1,518
[5]	Stockton Unified School District GO	5.000%	8/1/2029	805	866
[2]	Stockton Unified School District GO	5.000%	8/1/2029	2,580	2,863
[2]	Stockton Unified School District GO	5.000%	8/1/2029	1,910	2,120
[2]	Stockton Unified School District GO	5.000%	8/1/2030	3,000	3,400
[2]	Stockton Unified School District GO	5.000%	8/1/2030	4,550	5,157
[2]	Stockton Unified School District GO	5.000%	8/1/2031	2,875	3,301
[2]	Stockton Unified School District GO	0.000%	8/1/2033	635	489
[5]	Stockton Unified School District GO	5.000%	8/1/2033	750	878
[2]	Stockton Unified School District GO	4.000%	8/1/2034	2,500	2,613
[2]	Stockton Unified School District GO	4.000%	8/1/2035	1,000	1,035
[5]	Stockton Unified School District GO	5.000%	8/1/2035	965	1,128
[2]	Stockton Unified School District GO	4.000%	8/1/2036	2,000	2,051

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Stockton Unified School District GO	5.000%	8/1/2036	1,500	1,719
[2]	Stockton Unified School District GO	4.000%	8/1/2037	2,250	2,291
[5]	Stockton Unified School District GO	5.000%	8/1/2037	1,620	1,815
[5]	Stockton Unified School District GO	5.000%	8/1/2037	1,425	1,612
[2]	Stockton Unified School District GO	4.000%	8/1/2038	1,145	1,155
[5]	Stockton Unified School District GO	5.000%	8/1/2038	2,020	2,231
[5]	Stockton Unified School District GO	5.000%	8/1/2039	600	656
[2]	Stockton Unified School District GO	4.000%	8/1/2040	2,600	2,564
[2]	Stockton Unified School District GO	3.000%	8/1/2041	1,000	794
[5]	Stockton Unified School District GO	5.000%	8/1/2043	2,830	2,964
[5]	Stockton Unified School District GO	5.000%	8/1/2044	3,500	3,637
[5]	Stockton Unified School District GO	5.000%	8/1/2045	2,000	2,066
[5,10]	Stockton Unified School District GO TOB VRDO	3.930%	9/2/2025	3,800	3,800
[5]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2025	1,000	1,002
[5]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2026	1,275	1,278
[5]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2027	1,360	1,363
[5]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2028	1,280	1,283
[5]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2029	2,255	2,260
[5]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2030	1,000	1,002
	Sulphur Springs Union School District Special Tax Revenue	5.000%	9/1/2039	1,175	1,207
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/2037	1,925	1,954
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/2038	3,015	3,038
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/2039	2,000	2,001
[2]	Sweetwater Union High School District GO	0.000%	8/1/2035	2,230	1,482
[2]	Sweetwater Union High School District GO	0.000%	8/1/2036	2,640	1,645
[2]	Sweetwater Union High School District GO	0.000%	8/1/2037	1,250	731
[2]	Sweetwater Union High School District GO	0.000%	8/1/2038	720	393
[10]	Sweetwater Union High School District GO TOB VRDO	3.750%	9/2/2025	14,950	14,950
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2027	430	448
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2028	1,010	1,068
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2029	1,290	1,380
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2031	600	648
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2032	1,000	1,083
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2033	1,000	1,079
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2034	850	916
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2038	4,250	4,427
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2042	6,905	6,943
	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2026	1,450	1,486
	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2027	1,000	1,045
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2028	555	587
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2029	500	527
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2030	535	562
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2031	1,000	1,046
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2032	785	819
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2033	1,650	1,715
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2034	1,705	1,766
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2035	2,620	2,705
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2036	2,765	2,843
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2037	2,350	2,407
[4]	Temple City Unified School District GO	0.000%	8/1/2027	1,000	953
[4]	Temple City Unified School District GO	0.000%	8/1/2028	2,500	2,319
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2028	1,000	1,051
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,860	1,982
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2030	2,080	2,237
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2031	3,840	4,121
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,000	1,065
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2033	4,320	4,565
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2034	1,200	1,196
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2035	3,470	3,419
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,300	1,268
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2037	2,620	2,519
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2038	1,700	1,614
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2039	3,100	2,908
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2040	1,855	1,717
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2026	3,190	3,235
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2027	2,000	2,067
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2028	1,920	2,017
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,515	1,615
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,000	1,068
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2031	3,655	3,875

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,205	2,322
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2033	4,195	4,391
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2034	3,000	3,111
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2036	1,000	1,027
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2037	2,000	2,044
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2038	5,475	5,553
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2039	2,000	2,022
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2048	1,535	1,415
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2026	210	212
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2027	235	239
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2028	265	271
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2029	295	303
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2030	325	333
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2035	2,155	2,120
	Tracy CA Community Facilities District Special Tax Revenue	5.250%	9/1/2038	600	626
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2040	3,215	2,919
	Tracy CA Community Facilities District Special Tax Revenue	5.625%	9/1/2043	1,345	1,391
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2026	600	612
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2027	615	638
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2027	1,245	1,287
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2028	720	758
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2029	665	707
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2030	1,000	1,058
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2031	600	630
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2032	1,290	1,344
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2033	1,400	1,449
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2034	600	618
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2035	1,745	1,785
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2037	1,100	1,112
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2038	1,000	1,005
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2038	600	603
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2039	1,000	1,001
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2040	1,165	1,157
[5]	Tulare Local Health Care District GO	4.000%	8/1/2026	515	521
[5]	Tulare Local Health Care District GO	4.000%	8/1/2027	580	596
[5]	Tulare Local Health Care District GO	4.000%	8/1/2028	435	452
[5]	Tulare Local Health Care District GO	4.000%	8/1/2029	735	771
[5]	Tulare Local Health Care District GO	4.000%	8/1/2030	1,320	1,389
[5]	Tulare Local Health Care District GO	4.000%	8/1/2032	1,380	1,425
[5]	Tulare Local Health Care District GO	4.000%	8/1/2033	2,050	2,094
[5]	Tulare Local Health Care District GO	4.000%	8/1/2034	2,325	2,351
[5]	Tulare Local Health Care District GO	4.000%	8/1/2039	4,945	4,872
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2037	5,615	5,723
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	1,450	1,469
	Tustin Unified School District GO	4.000%	8/1/2046	1,500	1,336
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2026	2,300	2,302
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2027	3,915	3,919
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2029	3,640	3,643
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2030	3,500	3,502
[5]	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2033	2,470	2,473
[2]	Twin Rivers Unified School District GO	0.000%	8/1/2032	2,320	1,856
[2]	Twin Rivers Unified School District GO	5.000%	8/1/2040	450	486
[2]	Twin Rivers Unified School District GO	5.000%	8/1/2040	500	540
[2]	Twin Rivers Unified School District GO	5.000%	8/1/2041	700	747
[2]	Twin Rivers Unified School District GO	5.000%	8/1/2042	1,030	1,085
[2]	Twin Rivers Unified School District GO	5.000%	8/1/2042	1,375	1,449
[2]	Twin Rivers Unified School District GO	5.000%	8/1/2043	800	833
[2]	Twin Rivers Unified School District GO	5.000%	8/1/2043	1,600	1,665
[5]	Twin Rivers Unified School District GO	4.000%	8/1/2044	1,105	1,002
[2]	Twin Rivers Unified School District GO	5.000%	8/1/2044	1,285	1,329
[2]	Twin Rivers Unified School District GO	5.000%	8/1/2044	1,300	1,345
[2]	Twin Rivers Unified School District GO	5.000%	8/1/2045	1,275	1,314
[2]	Twin Rivers Unified School District GO	5.000%	8/1/2045	1,910	1,969
[4]	Ukiah CA Unified School District GO	0.000%	8/1/2026	1,205	1,179
[4]	Ukiah CA Unified School District GO	0.000%	8/1/2030	1,235	1,072
[2]	Ukiah CA Unified School District GO	5.000%	8/1/2038	1,330	1,380
	Union City Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/2032	1,360	1,362
	Union City Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/2033	3,000	3,004

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union City Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/2035	1,250	1,251
[4]	Union Elementary School District GO	0.000%	9/1/2029	1,335	1,208
	Union Elementary School District GO	0.000%	9/1/2029	110	99
[4]	Union Elementary School District GO	0.000%	9/1/2029	8,280	7,513
	United Water Conservation District COP	5.000%	10/1/2027	700	741
	United Water Conservation District COP	5.000%	10/1/2028	740	803
	United Water Conservation District COP	5.000%	10/1/2029	785	870
	United Water Conservation District COP	5.000%	10/1/2030	835	941
	United Water Conservation District COP	4.000%	10/1/2033	1,070	1,123
	United Water Conservation District COP	4.000%	10/1/2034	1,110	1,154
	United Water Conservation District COP	4.000%	10/1/2035	1,160	1,196
	United Water Conservation District COP	4.000%	10/1/2036	935	957
	United Water Conservation District COP	4.000%	10/1/2037	980	992
	United Water Conservation District COP	4.000%	10/1/2038	1,010	1,015
	United Water Conservation District COP	4.000%	10/1/2039	1,055	1,052
	United Water Conservation District COP	4.000%	10/1/2040	625	612
	University of California College & University Revenue	5.000%	5/15/2027	6,985	7,339
	University of California College & University Revenue	5.000%	5/15/2028	3,000	3,238
	University of California College & University Revenue	5.000%	5/15/2028	6,570	7,095
	University of California College & University Revenue	5.000%	5/15/2028	3,835	4,142
	University of California College & University Revenue	5.000%	5/15/2029	8,250	9,130
	University of California College & University Revenue	5.000%	5/15/2029	5,000	5,537
	University of California College & University Revenue	5.000%	5/15/2029	5,000	5,537
	University of California College & University Revenue	5.000%	5/15/2029	19,610	21,717
	University of California College & University Revenue	4.000%	5/15/2030	7,535	7,826
	University of California College & University Revenue	5.000%	5/15/2031	15,095	15,746
	University of California College & University Revenue	5.000%	5/15/2031	14,500	16,607
	University of California College & University Revenue	5.000%	5/15/2031	9,000	10,308
	University of California College & University Revenue	5.000%	5/15/2032	10,000	11,545
	University of California College & University Revenue	5.000%	5/15/2033	6,760	7,119
	University of California College & University Revenue	5.000%	5/15/2033	3,500	4,064
	University of California College & University Revenue	4.000%	5/15/2034	10,620	10,740
	University of California College & University Revenue	5.000%	5/15/2034	6,395	6,606
	University of California College & University Revenue	5.000%	5/15/2034	1,525	1,598
	University of California College & University Revenue	4.000%	5/15/2035	17,350	17,498
	University of California College & University Revenue	5.000%	5/15/2035	4,210	4,394
	University of California College & University Revenue	5.000%	5/15/2035	625	663
	University of California College & University Revenue	5.000%	5/15/2035	1,775	1,971
	University of California College & University Revenue	5.000%	5/15/2035	9,125	10,410
	University of California College & University Revenue	5.000%	5/15/2036	4,295	4,463
	University of California College & University Revenue	5.000%	5/15/2036	1,250	1,318
	University of California College & University Revenue	5.000%	5/15/2036	3,050	3,259
	University of California College & University Revenue	5.000%	5/15/2036	4,205	4,663
	University of California College & University Revenue	5.000%	5/15/2036	5,000	5,545
	University of California College & University Revenue	5.000%	5/15/2037	9,530	9,748
	University of California College & University Revenue	5.000%	5/15/2037	11,710	11,982
	University of California College & University Revenue	5.000%	5/15/2037	14,620	15,131
	University of California College & University Revenue	5.000%	5/15/2037	9,665	10,483
	University of California College & University Revenue	5.000%	5/15/2037	2,000	2,194
	University of California College & University Revenue	5.000%	5/15/2037	8,825	9,682
	University of California College & University Revenue	5.000%	5/15/2037	37,300	41,324
	University of California College & University Revenue	5.250%	5/15/2037	2,170	2,475
	University of California College & University Revenue	5.000%	5/15/2038	19,090	19,674
	University of California College & University Revenue	5.000%	5/15/2038	9,975	10,487
	University of California College & University Revenue	5.000%	5/15/2038	5,230	5,665
	University of California College & University Revenue	5.000%	5/15/2038	5,000	5,416
	University of California College & University Revenue	5.000%	5/15/2038	11,935	13,142
	University of California College & University Revenue	5.000%	5/15/2038	13,550	14,920
	University of California College & University Revenue	4.000%	5/15/2039	2,000	1,983
	University of California College & University Revenue	5.000%	5/15/2039	10,000	10,480
	University of California College & University Revenue	5.000%	5/15/2039	11,650	12,724
	University of California College & University Revenue	5.000%	5/15/2039	12,130	13,249
	University of California College & University Revenue	5.000%	5/15/2039	10,200	11,141
	University of California College & University Revenue	4.000%	5/15/2040	1,725	1,688
	University of California College & University Revenue	5.000%	5/15/2040	3,000	3,175
	University of California College & University Revenue	5.000%	5/15/2040	22,000	23,793
	University of California College & University Revenue	5.000%	5/15/2040	12,255	13,254
	University of California College & University Revenue	5.000%	5/15/2040	9,920	10,729
	University of California College & University Revenue	5.000%	5/15/2041	4,000	4,196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/2041	5,000	5,290
	University of California College & University Revenue	5.000%	5/15/2041	5,000	5,321
	University of California College & University Revenue	5.000%	5/15/2041	6,605	7,069
	University of California College & University Revenue	5.000%	5/15/2042	5,000	5,247
	University of California College & University Revenue	5.000%	5/15/2042	4,000	4,219
	University of California College & University Revenue	5.000%	5/15/2042	2,500	2,637
	University of California College & University Revenue	5.000%	5/15/2042	5,600	5,935
	University of California College & University Revenue	5.000%	5/15/2043	18,155	18,416
	University of California College & University Revenue	5.000%	5/15/2043	5,010	5,228
	University of California College & University Revenue	5.000%	5/15/2043	8,750	9,172
	University of California College & University Revenue	5.000%	5/15/2043	7,100	7,474
	University of California College & University Revenue	5.000%	5/15/2044	4,160	4,338
	University of California College & University Revenue	5.000%	5/15/2044	7,875	8,212
	University of California College & University Revenue	5.000%	5/15/2044	10,310	10,792
	University of California College & University Revenue	5.000%	5/15/2045	3,025	3,142
	University of California College & University Revenue	5.000%	5/15/2045	4,000	4,169
	University of California College & University Revenue	5.000%	5/15/2046	12,955	13,422
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2028	6,060	6,343
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2030	7,705	7,998
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2031	5,270	5,434
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2033	12,095	12,528
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	12,800	13,226
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	11,290	11,628
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2036	5,040	5,171
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2037	5,240	5,421
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2038	5,065	5,217
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	3,800	3,878
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2047	2,250	2,260
	University of California College & University Revenue VRDO	3.400%	9/2/2025	3,000	3,000
	University of California College & University Revenue VRDO	3.450%	9/2/2025	4,300	4,300
	University of California College & University Revenue VRDO	3.450%	9/2/2025	12,600	12,600
	University of California College & University Revenue VRDO	3.550%	9/2/2025	44,045	44,045
	University of California College & University Revenue VRDO	2.700%	9/4/2025	52,450	52,450
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	800	900
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	990	1,107
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2035	2,000	2,207
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.500%	5/15/2036	10,000	10,047
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	2,350	2,562
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	2,400	2,555
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2040	5,235	5,465
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	1,000	1,005
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	4,000	4,144
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2042	6,270	6,448
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	37,140	34,308
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2047	10,000	10,066
	Upland CA COP	5.000%	1/1/2026	1,610	1,620
	Upland CA COP	5.000%	1/1/2027	2,215	2,274
	Upland CA COP	5.000%	1/1/2028	2,560	2,682
	Upland CA COP	5.000%	1/1/2029	835	873
	Upland CA COP	5.000%	1/1/2030	1,455	1,519
	Upland CA COP	5.000%	1/1/2031	1,465	1,524
	Upland CA COP	5.000%	1/1/2033	1,710	1,767
	Upland CA COP	5.000%	1/1/2034	1,500	1,545
	Upland CA COP	4.000%	1/1/2035	2,025	2,022
	Upland CA COP	4.000%	1/1/2036	1,000	983
[2]	Upland Unified School District GO	0.000%	8/1/2030	1,445	1,264
[2]	Upland Unified School District GO	0.000%	4/1/2033	7,340	5,756
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/2038	800	829
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/2039	1,000	1,033
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/2040	1,000	1,029
[10]	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue TOB VRDO	3.800%	9/2/2025	5,700	5,700
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/2026	1,235	1,267
	Vacaville Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Projects)	5.000%	9/1/2028	1,200	1,202
	Vacaville Unified School District GO	4.000%	8/1/2034	100	102
[2]	Val Verde Unified School District COP	5.000%	3/1/2026	260	263
[2]	Val Verde Unified School District COP	5.000%	3/1/2027	275	285
[2]	Val Verde Unified School District COP	5.000%	3/1/2028	280	298
[2]	Val Verde Unified School District COP	5.000%	3/1/2029	450	480
[2]	Val Verde Unified School District COP	5.000%	3/1/2030	850	905

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Val Verde Unified School District COP	5.000%	3/1/2031	1,015	1,076
[5]	Val Verde Unified School District GO	3.000%	8/1/2030	220	221
[5]	Val Verde Unified School District GO	4.000%	8/1/2031	100	103
[5]	Val Verde Unified School District GO	4.000%	8/1/2033	300	306
[5]	Val Verde Unified School District GO	4.000%	8/1/2033	140	143
[5]	Val Verde Unified School District GO	4.000%	8/1/2035	250	253
[2]	Val Verde Unified School District GO	4.000%	8/1/2039	1,000	985
[5]	Vallejo CA Water Revenue	4.000%	5/1/2028	250	260
[5]	Vallejo CA Water Revenue	4.000%	5/1/2029	150	158
[5]	Vallejo CA Water Revenue	4.000%	5/1/2030	150	159
[5]	Vallejo CA Water Revenue	4.000%	5/1/2031	200	213
[5]	Vallejo CA Water Revenue	4.000%	5/1/2032	175	185
[5]	Vallejo CA Water Revenue	4.000%	5/1/2033	150	157
[5]	Vallejo CA Water Revenue	4.000%	5/1/2034	250	259
[5]	Vallejo CA Water Revenue	4.000%	5/1/2036	240	245
[5]	Vallejo CA Water Revenue	4.000%	5/1/2037	400	404
[5]	Vallejo CA Water Revenue	4.000%	5/1/2038	500	501
[5]	Vallejo CA Water Revenue	4.000%	5/1/2040	350	344
[5]	Vallejo CA Water Revenue	4.000%	5/1/2041	500	486
[5]	Vallejo City Unified School District GO	3.000%	8/1/2034	1,215	1,141
[5]	Vallejo City Unified School District GO	3.000%	8/1/2035	1,315	1,208
[5]	Vallejo City Unified School District GO	3.000%	8/1/2036	1,420	1,279
	Vallejo City Unified School District GO	4.000%	8/1/2047	1,180	1,019
	Ventura Unified School District GO	4.000%	8/1/2040	880	867
	Ventura Unified School District GO	4.000%	8/1/2042	2,740	2,583
	Ventura Unified School District GO	4.000%	8/1/2043	3,645	3,385
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2026	3,320	3,362
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2026	1,205	1,230
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2026	2,690	2,754
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2027	2,415	2,498
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	3,700	3,866
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	4,170	4,397
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2028	1,525	1,623
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2028	500	533
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2029	1,605	1,739
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2030	1,685	1,828
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2030	1,105	1,208
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2031	1,000	1,074
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2032	1,220	1,343
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2033	1,000	1,060
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2033	1,285	1,401
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2034	1,000	1,052
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2035	725	758
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2037	1,600	1,657
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2039	425	438
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2040	740	757
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/2029	425	463
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/2031	475	530
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/2032	435	489
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/2037	2,015	2,178
	Vista Unified School District GO	4.000%	8/1/2035	1,210	1,229
	Vista Unified School District GO	3.000%	8/1/2038	1,645	1,431
	Vista Unified School District GO	3.000%	8/1/2039	1,300	1,103
[4]	Walnut Valley Unified School District GO	0.000%	8/1/2028	1,880	1,747
[4]	Washington CA Yolo County Unified School District GO	0.000%	8/1/2027	3,440	3,286
	Washington Township Health Care District GO	5.000%	8/1/2026	1,395	1,424
	Washington Township Health Care District GO	4.000%	8/1/2027	1,055	1,068
	Washington Township Health Care District GO	3.000%	8/1/2035	2,025	1,823
	Washington Township Health Care District GO	5.250%	8/1/2040	900	978
[2]	Washington Township Health Care District GO	4.125%	8/1/2041	400	393
[2]	Washington Township Health Care District GO	4.125%	8/1/2042	500	485
[2]	Washington Township Health Care District GO	4.250%	8/1/2043	600	586
[2]	Washington Township Health Care District GO	4.250%	8/1/2045	900	868
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	900	901
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	785	795
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,525	1,544
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	765	774
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	430	441
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	930	953
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	755	774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	400	415
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	750	778
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,005	1,028
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,165	1,192
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	755	790
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	400	428
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,540	1,573
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	765	800
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,310	1,418
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/2031	815	790
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.750%	7/1/2031	150	148
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,040
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	375	402
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2032	1,665	1,574
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2032	1,000	993
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,340	2,376
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,575	1,629
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2033	1,870	1,702
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,975	3,013
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/2034	2,425	2,185
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	2,995	2,867
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	650	622
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/2035	100	88
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,000	1,885
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	625	613
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2036	1,430	1,240
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	2,060	1,911
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	500	507
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2037	750	636
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	1,250	1,030
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.250%	7/1/2038	25	21
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	530	526
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	400	391
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	400	387
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	325	311
[2]	West Contra Costa Unified School District GO	0.000%	8/1/2027	850	811
[2]	West Contra Costa Unified School District GO	4.000%	8/1/2027	445	459
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2028	6,400	5,900
[2]	West Contra Costa Unified School District GO	0.000%	8/1/2028	900	836
[2]	West Contra Costa Unified School District GO	4.000%	8/1/2028	440	460
[2]	West Contra Costa Unified School District GO	4.000%	8/1/2028	500	523
[2]	West Contra Costa Unified School District GO	0.000%	8/1/2029	2,000	1,797
[2]	West Contra Costa Unified School District GO	4.000%	8/1/2029	620	655
[2]	West Contra Costa Unified School District GO	4.000%	8/1/2029	605	639
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2030	6,235	5,379
[2]	West Contra Costa Unified School District GO	4.000%	8/1/2030	630	670
[2]	West Contra Costa Unified School District GO	4.000%	8/1/2030	670	712
[2]	West Contra Costa Unified School District GO	4.000%	8/1/2031	1,000	1,059
[2]	West Contra Costa Unified School District GO	4.000%	8/1/2031	850	900
[2]	West Contra Costa Unified School District GO	0.000%	8/1/2032	1,300	1,044
[4,5]	West Contra Costa Unified School District GO	0.000%	8/1/2032	1,850	1,475
[2]	West Contra Costa Unified School District GO	3.000%	8/1/2032	1,350	1,346
[2]	West Contra Costa Unified School District GO	3.000%	8/1/2032	1,695	1,690
[2]	West Contra Costa Unified School District GO	0.000%	8/1/2033	2,650	2,034
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2033	1,000	751
[2,3]	West Contra Costa Unified School District GO	0.000%	8/1/2033	8,010	6,066
[2]	West Contra Costa Unified School District GO	3.000%	8/1/2033	1,000	986
[2]	West Contra Costa Unified School District GO	3.000%	8/1/2033	1,265	1,248
[5]	West Contra Costa Unified School District GO	5.000%	8/1/2033	550	627
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2034	3,730	2,678
[2]	West Contra Costa Unified School District GO	3.000%	8/1/2034	1,800	1,733
[5]	West Contra Costa Unified School District GO	5.000%	8/1/2034	1,000	1,142
[5]	West Contra Costa Unified School District GO	5.000%	8/1/2035	1,500	1,712
[2]	West Contra Costa Unified School District GO	0.000%	8/1/2036	1,000	651
[2]	West Contra Costa Unified School District GO	3.000%	8/1/2036	1,910	1,745
[5]	West Contra Costa Unified School District GO	5.000%	8/1/2036	1,000	1,120
[2]	West Contra Costa Unified School District GO	3.000%	8/1/2037	750	670
[5]	West Contra Costa Unified School District GO	5.000%	8/1/2037	800	887
[2]	West Contra Costa Unified School District GO	3.000%	8/1/2038	660	574
[2]	West Contra Costa Unified School District GO	3.000%	8/1/2038	700	609

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	West Contra Costa Unified School District GO	5.000%	8/1/2038	1,125	1,221
[5]	West Contra Costa Unified School District GO	5.000%	8/1/2038	1,435	1,557
[5]	West Contra Costa Unified School District GO	5.000%	8/1/2038	1,745	1,893
[5]	West Contra Costa Unified School District GO	5.000%	8/1/2038	850	929
[2]	West Contra Costa Unified School District GO	3.000%	8/1/2039	665	569
[2]	West Contra Costa Unified School District GO	3.000%	8/1/2039	700	599
[5]	West Contra Costa Unified School District GO	4.000%	8/1/2039	3,025	2,998
[5]	West Contra Costa Unified School District GO	5.000%	8/1/2039	1,250	1,344
[5]	West Contra Costa Unified School District GO	5.000%	8/1/2039	1,395	1,500
[2]	West Contra Costa Unified School District GO	3.000%	8/1/2040	700	581
[2]	West Contra Costa Unified School District GO	3.000%	8/1/2040	700	581
[5]	West Contra Costa Unified School District GO	4.000%	8/1/2040	2,235	2,189
[5]	West Contra Costa Unified School District GO	5.000%	8/1/2040	1,100	1,167
[5]	West Contra Costa Unified School District GO	4.000%	8/1/2041	3,130	3,025
[5]	West Contra Costa Unified School District GO	5.000%	8/1/2041	1,000	1,050
[5]	West Contra Costa Unified School District GO	4.000%	8/1/2042	1,545	1,459
[5]	West Contra Costa Unified School District GO	5.000%	8/1/2042	1,000	1,043
[5]	West Contra Costa Unified School District GO	4.000%	8/1/2043	1,400	1,311
[5]	West Contra Costa Unified School District GO	5.000%	8/1/2043	1,190	1,234
[5]	West Contra Costa Unified School District GO	5.000%	8/1/2044	1,200	1,238
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2035	760	784
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2037	660	669
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2038	1,095	1,099
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2040	1,495	1,462
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2041	1,550	1,490
	West Hollywood Public Financing Authority Lease (Abatement) Revenue TOB VRDO	4.000%	4/1/2046	1,545	1,354
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2037	475	433
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2038	930	826
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2039	2,020	1,747
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2040	1,060	890
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2042	3,640	2,904
	West Sonoma County Union High School District GO	0.000%	8/1/2037	1,640	1,026
	West Sonoma County Union High School District GO	5.000%	8/1/2037	500	522
	West Sonoma County Union High School District GO	5.000%	8/1/2040	1,020	1,049
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	2,320	2,520
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	2,750	2,939
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	6,000	6,364
[5]	Western Placer Unified School District GO	4.000%	8/1/2031	885	905
[5]	Western Placer Unified School District GO	4.000%	8/1/2031	755	772
[5]	Western Placer Unified School District GO	4.000%	8/1/2032	920	938
[5]	Western Placer Unified School District GO	4.000%	8/1/2034	990	1,004
[5]	Western Placer Unified School District GO	4.000%	8/1/2034	545	553
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/2038	1,125	1,226
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/2039	1,195	1,291
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	4.000%	6/1/2042	6,750	6,207
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2025	300	300
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2026	450	457
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2027	450	463
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2028	235	244
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2029	400	420
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2030	410	433
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2031	225	238
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2032	300	314
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2033	415	431
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2034	500	516
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2035	300	307
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2036	550	558
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2037	500	504
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2038	530	530
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2040	1,160	1,139
	Westside Union School District GO	0.000%	8/1/2032	1,055	849
[2]	William S Hart Union High School District GO	0.000%	9/1/2029	10	9
	William S Hart Union High School District GO	0.000%	8/1/2033	3,070	2,371
[2]	William S Hart Union High School District GO	0.000%	8/1/2035	1,000	703
[5]	Windsor Unified School District GO	0.000%	8/1/2037	2,000	1,222
[2]	Wiseburn School District GO	0.000%	8/1/2034	2,000	1,474
	Yuba Community College District GO	3.000%	8/1/2028	1,000	1,007

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Yuba Community College District GO	3.000%	8/1/2029	2,000	2,013
					16,522,815
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	180	198
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	370	405
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2034	390	427
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2035	305	332
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	140	150
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2037	100	106
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2038	180	188
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2039	150	158
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2040	220	230
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2043	750	752
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2030	375	405
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	115	120
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	190	201
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2032	100	109
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2033	400	433
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2034	755	819
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2035	320	345
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	1,675	1,650
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2036	310	330
	Guam Miscellaneous Taxes Revenue	5.250%	1/1/2038	320	339
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2039	1,000	1,005
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	3,035	2,693
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	1,495	1,626
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	710	773
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	1,960	2,145
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2032	1,600	1,756
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2032	1,000	1,098
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2036	500	539
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	110	117
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	1,235	1,243
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	135	142
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2040	1,750	1,750
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2043	975	980
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	355	355
					23,919
Puerto Rico (1.9%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	24,252	25,076
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	27,156	28,929
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	42,664	46,790
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	9,313	6,511
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	25,958	25,376
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	11,143	10,674
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	14,987	13,905
	Commonwealth of Puerto Rico GO	4.000%	7/1/2046	2,285	1,886
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	2,315	2,388
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	1,810	1,884
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	495	515
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	7,050	7,377
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	2,985	3,117
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	650	679
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	9,290	9,739
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	1,500	1,546
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	925	949
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	256
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	1,445	1,488
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	6,140	5,296
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	3,330	2,872
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	10,720	9,247
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	27,720	26,093
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	1,803	1,697
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	4,301	3,772
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	750	659
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	19,359	15,547
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	15,217	11,119
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	40,758	37,712
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,723	1,594

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/2040	2,000	1,904
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	15,361	4,825
				311,422
Virgin Islands (0.0%)
Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2026	455	459
Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2027	1,540	1,568
Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2033	1,175	1,299
Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2035	1,930	2,124
				5,450
Total Tax-Exempt Municipal Bonds (Cost $17,201,686)				16,863,606
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	24,851	15,594
Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	10,328	6,700
Total Taxable Municipal Bonds (Cost $22,009)				22,294
Total Investments (100.3%) (Cost $17,223,695)				16,885,900
Other Assets and Liabilities—Net (-0.3%)				(55,641)
Net Assets (100%)				16,830,259
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2025.
7	Step bond.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, the aggregate value was $812,505, representing 4.8% of net assets.
11	Securities with a value of $5,014 have been segregated as initial margin for open futures contracts.
12	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2025	1,762	192,884	1,319

Short Futures Contracts
Long U.S. Treasury Bond	December 2025	(457)	(52,212)	(112)
Ultra 10-Year U.S. Treasury Note	December 2025	(749)	(85,690)	(705)
Ultra Long U.S. Treasury Bond	December 2025	(279)	(32,521)	87
				(730)
				589
Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
5/1/2026	BANA	4,035	Buy	10-Year MMD AAA General Obligation Scale	3.620%	37	37	—
5/6/2026	RBC	1,300	Buy	10-Year MMD AAA General Obligation Scale	3.620%	11	11	—
5/6/2026	MSCS	1,190	Buy	10-Year MMD AAA General Obligation Scale	3.640%	13	13	—
5/19/2026	RBC	2,100	Buy	15-Year MMD AAA General Obligation Scale	4.060%	(36)	—	(36)
5/19/2026	MSCS	1,920	Buy	15-Year MMD AAA General Obligation Scale	4.060%	(32)	—	(32)
8/18/2026	RBC	3,538	Buy	30-Year MMD AAA General Obligation Scale	4.770%	(50)	—	(50)
8/20/2026	MSCS	30,000	Buy	5-Year MMD AAA General Obligation Scale	2.790%	67	67	—
						10	128	(118)
BANA—Bank of America, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	16,863,606	—	16,863,606
Taxable Municipal Bonds	—	22,294	—	22,294
Total	—	16,885,900	—	16,885,900
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,406	—	—	1,406
Swap Contracts	—	128	—	128
Total	1,406	128	—	1,534
Liabilities
Futures Contracts[1]	(817)	—	—	(817)
Swap Contracts	—	(118)	—	(118)
Total	(817)	(118)	—	(935)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.